Registration Nos. 333-32101
                                                                        811-8736

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------



                          POST-EFFECTIVE AMENDMENT NO. 4



                                       TO
                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT K
                              (Exact Name of Trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                (Complete Address of Principal Executive Offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                              7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              KIMBERLY SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

It is proposed that this filing will become effective (check appropriate box):

     |_| immediately upon filing pursuant to paragraph (b), or


     |X| on May 1, 2000 pursuant to paragraph (b)


     |_| 60 days after filing pursuant to paragraph (a)(i), or


     |_| on May 1, 2000 pursuant to paragraph (a)(i) of Rule 485



  If appropriate, check the following box:

     |_| this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

                                  ------------



The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 24, 2000.



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

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

N-8B-2 Item                         Heading in Prospectus
-----------                         ---------------------

1,2,3,51(a).....................    Cover Page; Summary
4...............................    Distribution of the policy and other
                                    contractual arrangements
5...............................    Summary
6(a)............................    The variable investment options
6(b)............................    The variable investment options
7...............................    Not Applicable
8...............................    Financial Statements of the Guardian
                                    Separate Account K
9...............................    Legal proceedings
10(a),(b).......................    Partial withdrawals; Your right to cancel
                                    your policy; Surrendering your policy
10(d)...........................    Fixed-benefit insurance during the first 24
                                    months; Transfers between the investment
                                    options; Dollar cost averaging transfer
                                    option; Decreasing the face amount
10(e)...........................    Premiums (Default; Grace period; Reinstating
                                    your policy)
10(f)...........................    Voting rights
10(g),(h).......................    Rights reserved by GIAC
10(i),44(a),51(g)...............    Premiums; Benefits and policy values; Policy
                                    proceeds
11..............................    The variable investment options
12..............................    The variable investment options
13(a),(b),(c),51(g).............    Premiums, deductions and charges
13(d),(g).......................    Not Applicable
13(e),(f).......................    Deductions and charges; Distribution of the
                                    policy and other contractual arrangements
14..............................    Issuing the policy
15..............................    Premiums (How your premiums are allocated;
                                    Crediting payments)
16..............................    Premiums (How your premiums are allocated;
                                    Transfers between the investment options;)
                                    Dollar cost averaging transfer option;
                                    Policy loans
17..............................    Surrendering your policy; Partial
                                    withdrawals; Your right to cancel your
                                    policy; Policy proceeds
18..............................    The variable investment options
19..............................    Communications from GIAC
20..............................    Not Applicable
21(a),(b).......................    Policy Loans; Premiums (Automatic Premium
                                    Loan); Policy proceeds
21(c),22,23.....................    Not Applicable
24..............................    Policy value options; Payment options;
                                    Limits to GIAC's right to challenge a
                                    policy; Other information
25,27,29,48.....................    Summary
26..............................    Not Applicable
28..............................    GIAC's management
30,31,32,33,34,35,36,37.........    Not Applicable
38,39,41(a).....................    Distribution of the policy and other
                                    contractual arrangements
40..............................    The variable investment options (The funds'
                                    investment advisers)
41(b),(c),42,43.................    Not Applicable
44(a)...........................    Premiums; Benefits and Policy Values
44(b)...........................    Exhibits
44(c)...........................    Premiums
45..............................    Not Applicable
46(a),47........................    Benefits and policy values (Amounts in the
                                    Separate Account; Net investment factor);
                                    Policy Proceeds
46(b)...........................    Not Applicable
49,50...........................    Not Applicable
51(b)...........................    Cover Page
51(c),(d).......................    Death benefit options; Deductions and
                                    charges (Cost of Insurance Charge;)
                                    (Deductions from the Separate Account)
51(e),(f).......................    The Policyowner; The Beneficiary
51(h),(i),(j)...................    Not Applicable
52(a),(c).......................    Rights Reserved by GIAC
52(b),(d).......................    Not Applicable
53(a)...........................    GIAC's taxes
53(b),54,55,56,57,58............    Not Applicable
59..............................    Financial Statements of the Guardian
                                    Separate Account K

May 1, 2000


PARK AVENUE LIFE PROSPECTUS

Park Avenue Life is a variable whole life insurance policy with modified scheduled premiums. It provides lifetime insurance protection with a guaranteed minimum death benefit until the policy anniversary nearest the insured's 100th birthday that at least equals the face amount if policy premiums are paid when due or skipped under the Premium Skip Option, no partial withdrawals are made and there is no policy debt.
--------------------------------------------------------------------------------

The minimum death benefit may grow under certain circumstances. Premiums are guaranteed for 10 years, or until the policy anniversary nearest the insured's 70th birthday if this is later. It offers you flexibility in deciding how your premiums are invested, but you bear the risk of investment losses for any premiums or cash values allocated to the variable investment options. A prospective purchaser should evaluate the need for life insurance and the policy's long term investment potential before buying a policy. In addition, it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy. Your policy has the potential to generate an increased cash value, while deferring your taxes on this growth. However, no cash value is guaranteed, and you must make premium payments to keep the policy in force. Variable life insurance is not a short-term investment. The policy is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life) through its Separate Account K (Separate Account). Our offices are located at 7 Hanover Square, Mail Station 215-B, New York, New York 10004.

This prospectus sets forth information that you should know about the policy before investing, and you should retain it for future reference. It must be accompanied by the current prospectuses for:


The Guardian Variable Contract Funds, Inc.
  The Guardian Stock Fund
  The Guardian VC Asset Allocation Fund
  The Guardian VC 500 Index Fund
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.
GIAC Funds, Inc.
  The Guardian Small Cap Stock Fund
  Baillie Gifford International Fund
  Baillie Gifford Emerging Markets Fund
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
Gabelli Capital Series Fund, Inc.
  Gabelli Capital Asset Fund
MFS(R) Variable Insurance Trust(SM)
  MFS Emerging Growth Series
  MFS Total Return Series
  MFS Growth With Income Series
  MFS Bond Series
  MFS New Discovery Series
  MFS Research Series
American Century Variable Portfolios, Inc.
  American Century VP Value Fund
  American Century VP International Fund
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund
  AIM V.I. Global Utilities Fund
  AIM V.I. Value Fund
Fidelity Variable Insurance Products Fund
  (Fidelity VIP)
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP High Income Portfolio
Fidelity Variable Insurance Products Fund II
  Fidelity VIP II Index 500 Portfolio
  Fidelity VIP II Contrafund(R) Portfolio
Fidelity Variable Insurance Products Fund III
  Fidelity VIP III Growth Opportunities Portfolio
Janus Aspen Series
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio


All funds may not be available in your state. Ask your registered representative for further information about availability.

These funds correspond to the policy's variable investment options. You can also allocate premiums to a fixed-rate option. Special limits apply to transfers out of the fixed-rate option.

--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of principal amount invested.
--------------------------------------------------------------------------------


Policy Form 97-MPVL

--------------------------------------------------------------------------------
      CONTENTS
--------------------------------------------------------------------------------
          Summary .........................................................    1

          About the Park Avenue Life Policy ...............................   13
          -  Issuing the policy ...........................................   13
          -  The Policyowner ..............................................   14
          -  The Beneficiary ..............................................   14

          Benefits and policy values ......................................   15
          -  Death benefit options ........................................   15
          -  Minimum death benefit ........................................   16
          -  The variable insurance amount ................................   16
          -  Changing your death benefit option ...........................   16
          -  Paying the death benefit .....................................   17
          -  Policy values ................................................   17

          Premiums, deductions and charges ................................   20
          -  Premiums .....................................................   20
          -  Deductions and charges .......................................   29


          Your allocation options .........................................   38
          -  The variable investment options ..............................   38
          -  The fixed-rate option ........................................   46



          Special features of your policy .................................   47
          -  Policy loans .................................................   47
          -  Decreasing the face amount ...................................   49
          -  Partial withdrawals ..........................................   50
          -  Surrendering your policy .....................................   52
          -  Transfers between the investment options .....................   53
          -  Transfers from the fixed-rate option .........................   53
          -  Dollar cost averaging transfer option ........................   54
          -  Policy proceeds ..............................................   55
          -  Policy value options .........................................   57
          -  Fixed-benefit insurance during the first 24 months ..........    59
          -  Payment options .............................................    60


          Tax considerations .............................................    62
          -  Tax status of the policy ....................................    62
          -  Treatment of policy proceeds ................................    63
          -  Exchanges ...................................................    64
          -  Policy changes ..............................................    64
          -  Estate and generation skipping transfer taxes ...............    65
          -  Other tax consequences ......................................    65
          -  Possible tax law changes ....................................    66
          -  GIAC's taxes ................................................    66
          -  Income tax withholding ......................................    66

          Rights and responsibilities ....................................    67
          -  Assigning the rights to your policy .........................    67
          -  Voting rights ...............................................    67
          -  Limits to GIAC's right to challenge a policy ................    68
          -  Rights reserved by GIAC .....................................    69
          -  Your right to cancel your policy ............................    70




          Other information ..............................................    71
          -  Distribution of the policy and other contractual arrangements    71
          -  Communications we'll send you ...............................    72
          -  Special provisions for group or sponsored arrangements ......    72
          -  Legal considerations for employers ..........................    73
          -  Advertising practices .......................................    74
          -  Legal proceedings ...........................................    74
          -  Legal matters ...............................................    74
          -  Registration statement ......................................    74
          -  Financial Statements ........................................    74
          -  Financial and actuarial experts .............................    75
          -  GIAC's management ...........................................    76


          Special terms used in this prospectus ..........................    78

          Financial Statements of The Guardian Separate Account K ........    81


          Consolidated Financial Statements of
          The Guardian Insurance & Annuity Company, Inc. .................   100

          Appendices A to D ..............................................   116
          Appendix E: New York Supplement ................................   121


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The Park Avenue Life policy may not be available in all states or jurisdictions.
This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC
--------------------------------------------------------------------------------

                       This page intentionally left blank

--------------------------------------------------------------------------------
      SUMMARY
--------------------------------------------------------------------------------


THIS SUMMARY outlines the principal features of your Park Avenue Life variable life insurance policy. It is qualified by the detailed explanation which follows and the terms of your Park Avenue Life policy. We deliver this prospectus with a copy of the prospectuses for each of the mutual funds corresponding to the variable investment options in which you may invest your Park Avenue Life premiums.


      Please read this prospectus and the fund prospectuses carefully before investing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Terms we've used

      In this document, we, us, and our refer to The Guardian Insurance & Annuity Company, Inc., and you and your refer to the policyowner. You can find definitions of special terms used in this prospectus at the end of this document. We've used italic script to highlight these terms the first time they appear in the text.

WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide two important benefits:


o     a death benefit that is not taxable to your beneficiary, and



o     a cash value that can grow, with taxes on the growth being deferred.

You allocate your net premium payments (the amount that remains after we deduct premium charges from your basic scheduled premium) and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That's why it's called variable life insurance.


If the investment options that you choose perform well, the cash value of your policy will increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your policy has no guaranteed cash value.


WHO CAN BUY A PARK AVENUE LIFE POLICY?

You can buy a Park Avenue Life policy if:

o     you live in a state or jurisdiction where we offer the policy, and

o the person being insured is under age 70 and meets our insurance requirements.

If you already own a fixed-benefit insurance policy from us or our parent company, Guardian Life, you may be able to buy a Park Avenue Life policy without meeting our insurance requirements by exchanging your present policy. You may also convert it to a Park Avenue Life policy if your fixed-benefit policy includes the appropriate riders. In this case you may have to meet minimal insurance requirements.


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  1
                                                          ----------------------

Consult your legal or tax adviser about the consequences of exchanging your existing policy for a Park Avenue Life policy. See the sections in this prospectus called Deductions and charges, Tax considerations, and Special provisions for group or sponsored arrangements.

WHAT ARE THE BENEFITS UNDER YOUR POLICY?

There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit. The rider benefits you choose will determine the additional amount, if any, that's paid to the beneficiary.

      Benefits
--------------------------------------------------------------------------------
      There are two types of insurance benefits available through this policy: death benefits and rider benefits. We pay death benefits to the beneficiary named in the policy when we receive proof that the insured has died while the policy was in force. Rider benefits offer special optional coverage in addition to the death benefit.

Death benefits

You have a choice of two death benefit options with this policy:


o under Option 1, the death benefit will at least equal your policy's face amount when the insured dies, or


o under Option 2, the death benefit is a variable amount that may grow beyond the face amount if your policy account value increases and exceeds your policy's benchmark value shown in your policy. The benchmark value is a measure we use to assess the adequacy of the funding in your policy over time. For an explanation see Special terms used in this prospectus. Under this option the death benefit will also at least equal your policy's face amount.

You may choose either of these options until the policy anniversary (the anniversary each year of the date your policy was issued) closest to the insured's 100th birthday. On or after this date, the death benefit will be the policy account value.

You can change your policy's death benefit option once in a policy year, after your policy has been in force for one year, and as long as the insured is still living. If you are changing from Option 1 to Option 2, you will need to prove that the insured meets our insurance requirements. For more information see Death benefit options.


----------------------
2  P R O S P E C T U S                                             S U M M A R Y
----------------------

Rider benefits

Riders are a way to add to the coverage offered by your policy. The following riders are offered under this policy. They are subject to GIAC's insurance and policy issuing requirements, and all may not be available in all states:

o     waiver of premium

o     accidental death benefit

o     guaranteed purchase option

o     simplified insurability option

o     adjustable renewable term insurance.

Premiums for any rider benefits you buy will be included in your policy premiums, but are not allocated to the variable investment or fixed-rate options. Riders have no cash value.

HOW MUCH DO WE PAY OUT IF THE INSURED DIES?

The amount we pay when the insured dies is:

o the proceeds of the death benefit option in place at the time of the insured's death, minus

o any outstanding policy loans, plus accrued interest, and any policy premiums that are due, plus

o     the extra insurance provided by any riders included in your policy, plus

o any premiums or other charges that you have paid to provide coverage after the policy month in which the insured dies.

We pay these benefits in a lump sum, or under one of the options described in Payment options.

HOW MUCH DO YOU HAVE TO PAY IN PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Park Avenue Life policy, which together form your policy premium. They are:


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  3
                                                          ----------------------

o the basic scheduled premium that you must pay each year in exchange for life insurance coverage. This basic scheduled premium is based on your policy's face amount, the insured's age and premium class. It's also based on the insured's sex except in states where gender-neutral rates are required by law.

      Your basic scheduled premium will not increase during the guaranteed premium period. It may decrease however, if you reduce the face amount. After the guaranteed premium period, we will review your policy each year to determine if your basic scheduled premium should change. If we do change your basic scheduled premium, it will never be higher than the maximum basic scheduled premium shown in your policy. Nor will it be lower than the basic scheduled premium during your policy's guaranteed premium period, unless you reduce the face amount. See Basic scheduled premiums.

o rating charges, which are added to your basic scheduled premium if the insured doesn't meet our insurance requirements for standard insurance when we issue your policy,

o rider premiums for any additional coverage you have added to your policy through a rider.

      Paying premiums
--------------------------------------------------------------------------------
      After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

Rating charges and rider premiums are policy premium assessments. They are not invested in the variable or fixed-rate allocation options, and do not add to the cash value of your policy.

After you pay the first policy premium, you must pay further policy premiums once a year. You can, however, ask to pay them semi-annually, quarterly or monthly through an automatic payment plan, or at any other interval that we agree to. Within limits, you may also make unscheduled payments to your policy at any time.

If you choose the Premium Skip Option you may, after the first policy year and under certain circumstances, `skip' paying one or more annual premiums without causing the policy to lapse or reducing the face amount. You may also pay your premiums by taking out a loan through our Automatic Premium Loan feature.



Choosing the Premium Skip Option or the Automatic Premium Loan Feature can adversely affect the overall value of your policy, but won't reduce your guaranteed death benefit or cause your policy to lapse. See Could my policy lapse?




----------------------
4  P R O S P E C T U S                                             S U M M A R Y
----------------------

      Allocation options
--------------------------------------------------------------------------------
      You choose where your net premiums are invested. There are a number of variable investment options and a fixed-rate option. Your premiums may be allocated to a maximum of seven allocation options at one time.

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your net premiums are invested. There are a number of variable investment options and a fixed-rate option. Your premiums may be allocated to a maximum of seven allocation options at one time.

Each variable investment option invests in a series of a mutual fund. The value of these options, and your policy account value in them, will vary depending on the performance of the mutual funds corresponding to the options you choose. There is no minimum guaranteed policy account value for the amounts allocated to the variable investment options.

The mutual funds that are currently available through the variable investment options are:


The Guardian Variable Funds, Inc
  The Guardian Stock Fund
  The Guardian VC Asset Allocation Fund
  The Guardian VC 500 Index Fund


The Guardian Bond
Fund, Inc.

The Guardian Cash
Fund, Inc.

GIAC Funds, Inc.
  The Guardian Small Cap
  Stock Fund

  Baillie Gifford
  International Fund

  Baillie Gifford Emerging
  Markets Fund

Value Line Centurion
Fund, Inc.

Value Line Strategic Asset
Management Trust

Gabelli Capital Series
Fund, Inc.

  Gabelli Capital Asset Fund

MFS(R) Variable Insurance Trust(SM)

  MFS Emerging Growth Series

  MFS Total Return Series

  MFS Growth With
  Income Series


  MFS Bond Series

  MFS New Discovery Series

  MFS Research Series



American Century Variable
Portfolios, Inc.

  American Century VP
  Value Fund

  American Century VP
  International Fund

AIM Variable Insurance
Funds, Inc.

  AIM V.I. Capital


  Appreciation Fund
  AIM V.I. Global Utilities Fund
  AIM V.I. Value Fund


Fidelity Variable Insurance
Products Fund
  (Fidelity VIP)

  Fidelity VIP Equity-Income
  Portfolio

  Fidelity VIP High Income
  Portfolio

Fidelity Variable Insurance
Products Fund II


  Fidelity VIP II Index 500
  Portfolio

  Fidelity VIP II Contrafund(R)
  Portfolio


Fidelity Variable Insurance
Products Fund III

  Fidelity VIP III Growth
  Opportunities Portfolio


Janus Aspen Series
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Worldwide Growth Portfolio



                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  5
                                                          ----------------------

You will find the investment objectives, policies, risks, fees and expenses for each of these funds listed in the accompanying prospectus for that fund. You should read the corresponding fund prospectus carefully before investing in any variable investment option. For a summary of this information see The variable investment options.

The fixed-rate option earns a set rate of interest. The interest rate is guaranteed from the time you allocate net premiums or transfer policy values to the fixed-rate option until your next policy anniversary, when the rate is set for the next year. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 4%. GIAC sets the rate of interest for the fixed-rate option and guarantees your principal and interest under this option.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?

Provided the money in your policy is not being held as collateral against a loan, you can transfer it among the variable investment options, and into the fixed-rate option, at any time. You may choose up to seven allocation options at any time. We limit transfers out of the fixed-rate option. See The fixed-rate option.

      Withdrawing money
--------------------------------------------------------------------------------
      After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. You may also borrow up to 90% of your policy's cash surrender value. You may at any time surrender your policy for the net cash surrender value.

DO YOU HAVE ACCESS TO THE MONEY YOU'VE INVESTED IN YOUR POLICY?

After your policy has been in force for one year, you may, within limits, make partial withdrawals of your policy's net cash surrender value. The net cash surrender value is your policy account value minus any surrender charges and policy debt, plus any amounts paid as policy premium assessments beyond the next monthly date. Policy debt is made up of all unpaid policy loans, plus the accumulated and unpaid interest on those loans.

You may also borrow up to 90% of your policy's cash surrender value. The cash surrender value is the policy account value minus any surrender charges. We will charge you an annual interest rate of 8%, calculated daily, on all outstanding loans that you have taken against your policy. This rate will decrease to 5% after your policy's 20th anniversary, or after the insured reaches attained age 65.

You may at any time surrender your policy for the net cash surrender value. After you surrender your policy, you no longer have insurance coverage and your policy cannot be reinstated.


----------------------
6  P R O S P E C T U S                                             S U M M A R Y
----------------------

      Tax on increases
--------------------------------------------------------------------------------
      Increases in the value of your policy will not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies.

HOW IS YOUR POLICY AFFECTED BY TAXES?

Increases in the value of your policy and the death benefit


We believe that it is reasonable to conclude that your Park Avenue Life policy will receive the tax benefits generally associated with life insurance contracts under existing federal tax laws. This means that increases in the value of your policy should not be taxed unless you make a withdrawal (or, in some cases, take a loan) or surrender your policy before the insured dies. Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. We believe that the money the beneficiary receives when the insured dies generally should not be subject to federal income tax, but may be subject to federal estate taxes or generation skipping transfer taxes. See Tax Considerations.


WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

There are various deductions and charges associated with maintaining your Park Avenue Life policy. Each of these charges is outlined below and in detail in Deductions and charges. Some of these charges can vary, depending on certain circumstances, and there may be a guaranteed or maximum charge, and a current charge. The guaranteed or maximum charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the maximum charge. Where the law requires, we will tell you if we increase these charges.

Charges deducted from your policy premiums and unscheduled payments

Policy premium assessments: These are ratings charges and rider premiums which have been added to your basic scheduled premium to form your policy premium. We deduct this amount from each policy premium payment.

Premium charge: This charge covers premium taxes assessed against us by the jurisdictions where the policy is issued, plus a portion of our federal income taxes and a premium sales charge. The charge is 7.5% of each basic scheduled premium and any unscheduled payments, until you have paid basic scheduled premiums and unscheduled payments in an amount equal to 12 basic scheduled payments for the current face amount during the guaranteed premium period. Once this amount has been reached, the premium charge is 4.5% per payment.

Handling fees: We can charge you a maximum handling fee of $2 for each unscheduled payment you make. We deduct this fee from your payment before the premium charge is calculated. We do not currently charge this fee.


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  7
                                                          ----------------------

Monthly deductions

We deduct these charges from your policy account value on the same date each month. The monthly deductions are as follows:

Policy charge: For the first three policy years, we charge you $10 per month. After three years, the charge is currently $4 per month, and is guaranteed never to exceed $8 per month.

Administration charge: For the first 12 years of your policy, we base the monthly administration charge on the insured's age when the policy started. It is a set rate of no more than $0.04 for every $1,000 of your policy's face amount. After the 12th year, the administration charge is $0.015 per $1,000 of your policy's face amount.

Guaranteed insurance amount charge: A monthly charge of $0.01 per $1,000 of your policy's face amount.

Cost of insurance charge: We base this charge on our current cost of insurance rates for the insured, depending on his or her attained age (which is the insured's age on the policy date plus the number of policy years completed since the policy date), sex and premium class. The maximum that we can charge for each $1,000 of the net amount at risk (the difference between your policy account value and your policy's death benefit) is set out in your policy.


After the anniversary closest to the insured's 100th birthday, we no longer collect these monthly deductions.


Transaction deductions

We deduct these charges from the policy account value when you ask us to do certain transactions. The charges are as follows:

Surrender charge: During the first 12 policy years, this charge applies if you surrender your policy, let it lapse, or reduce the face amount either because you ask us to, or as the result of a partial withdrawal. This charge is a flat rate for every $1,000 that your policy would pay at death or maturity, and is outlined in your policy. It declines proportionally each year until it is zero after 12 years, and varies depending on the insured's age when the policy was issued, sex and premium class.

Partial withdrawal charge: If you make a partial withdrawal, we will charge you $25 or 2% of the amount of your withdrawal, whichever is lower, in addition to any surrender charges that may apply.


----------------------
8  P R O S P E C T U S                                             S U M M A R Y
----------------------

Premium Skip Option deduction: If you skip a premium under our Premium Skip Option, we will deduct an amount equal to 92.5% of any policy premium assessments from the policy account value.

Transfer charge: After you make twelve transfers of policy account value among the allocation options within a policy year, we may charge you $25 for each additional transfer. We don't currently impose this charge.

Deductions associated with the Separate Account

We deduct a daily charge, based on an annual rate of 0.60%, from the variable investment options to cover the mortality and expense risks that we assume for Park Avenue Life policies. This charge will never be more than 0.90%.

We also have the right to charge the Separate Account to cover any taxes that are applicable to the Separate Account or the policies. We don't currently impose this charge.

Deductions associated with the mutual funds

Daily deductions are made from the value of the mutual funds in which you invest through the Separate Account, to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. The fees and expenses vary for each mutual fund and are described in more detail in the fund prospectuses.

      Policy changes
--------------------------------------------------------------------------------
      With certain restrictions, you may:

      o     request a decrease in the face amount of your policy

      o exchange your Park Avenue Life Policy for a fixed benefit life insurance policy

      o     cancel your policy after it has been issued.

      See accompanying text for details.

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the face amount of the policy

After your policy has been in force for one year, you may request a decrease in the face amount. The decrease must be at least $10,000, and the insured must be alive when we receive your request. If you ask us to reduce the face amount in the first 12 years of your policy, you will pay a surrender charge. The new face amount cannot be lower than GIAC's current minimum face amount.

Exchanging your Park Avenue Life policy for a fixed-benefit life insurance policy

You may exchange your Park Avenue Life policy for a fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates within two years of the issue date of your policy. If you do this, you don't have to prove that the person being insured meets our insurance requirements for issuing a policy. Depending on the amount applied to the new policy, there may be a credit or a cost to be paid.


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  9
                                                          ----------------------

Canceling your policy after it has been issued

You may cancel your policy by returning it with a written cancellation notice to either our executive office or the agent from whom you bought the policy. You must do this within:

o     10 days after you receive your policy, or

o 45 days after you sign Part 1 of the completed application for your policy.

Longer periods may apply in some states. Once we receive your notice, we will refund all of the premiums you paid, and your policy will be considered void from the beginning. See Your right to cancel your policy.

      Could your policy lapse?
--------------------------------------------------------------------------------
      Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt.

COULD YOUR POLICY LAPSE?

Your policy may lapse if you don't pay a policy premium within 31 days of the due date or if you have excess policy debt. You must pay policy premiums in cash by the due date, unless you qualify and have signed up for your policy's Premium Skip Option or Automatic Premium Loan feature. We will tell you that you must make a loan repayment if the amount that you owe us becomes greater than your cash surrender value.



We will tell you if your policy is in danger of lapsing, and will keep your policy in force if we receive the required payment when requested. If your policy does lapse, we can continue your coverage for a limited time, or for a reduced amount, under one of the policy value options.



If your policy has lapsed and it has not been surrendered for its cash value, you may have up to five years to reinstate it. See Premiums (Premium Skip Option, Automatic Premium Loan, Grace Period and Reinstating your policy) and Policy value options.


-----------------------
10  P R O S P E C T U S                                            S U M M A R Y
-----------------------

HOW CAN YOU COMMUNICATE WITH US?

We cannot act on any request (except for proper telephone transfer requests) unless it is received in writing at our executive office, in a form acceptable to us. Your request must include:

o     your policy number

o     the full name of all policyowners

o     the full name of the insured, and

o     your current address.

Our address for regular mail is:
      The Guardian Insurance & Annuity Company, Inc.
      7 Hanover Square
      Mail Station 215-B
      New York, New York 10004

Our address for registered, certified or express mail is:
      The Guardian Insurance & Annuity Company, Inc.
      215 Park Avenue South
      18th floor
      New York, New York 10003

If you need information on the value of your policy, you may call us at 1-800-935-4128 between 9 a.m. and 4 p.m. New York time.

WHO ISSUES YOUR PARK AVENUE LIFE POLICY?


Your Park Avenue Life policy is issued, through its Separate Account K, by The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance in all 50 states of the United States of America and the District of Columbia. As of December 31, 1999, our total assets (GAAP basis) exceeded $12 billion.


We are wholly owned by The Guardian Life Insurance Company of America (Guardian
Life). The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, New York 10004.


Both Guardian Life and GIAC have consistently received exemplary ratings from Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time and only reflect GIAC's ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Park Avenue Life policies, and does not guarantee the benefits provided by the policy.



                                                         -----------------------
S U M M A R Y                                            P R O S P E C T U S  11
                                                         -----------------------

The Park Avenue Life diagram(1)



--------------------------------------------------------------------------------
                                               Less
   POLICY PREMIUMS                        ------------> Policy premium
                                                         assessments:
                                                        o Rider premiums
                                                        o Rating charges
                                               Less
 UNSCHEDULED PAYMENTS                     ------------> Premium charge



POLICY ACCOUNT VALUE

THE SEPARATE ACCOUNT


THE MUTUAL FUNDS                               Less
(including any investment                 ------------->  Advisory fees and
return):                                                  other expenses



Guardian Investor Services Corporation
The Guardian Stock Fund
The Guardian Small Cap Stock Fund
The Guardian VC Asset Allocation Fund
The Guardian VC 500 Index Fund
The Guardian Bond Fund
The Guardian Cash Fund


Guardian Baillie Gifford Limited               Less
Baillie Gifford International Fund        -------------> Mortality and expense
Baillie Gifford Emerging Markets Fund                     risk charge

Value Line, Inc.
Value Line Centurion Fund
Value Line Strategic Asset Management Trust


Gabelli Funds, LLC
Gabelli Capital Asset Fund                     Less
                                          ------------> Monthly deductions:
Massachusetts Financial Services Company                o Policy charge
MFS Emerging Growth Series                              o Administration charge
MFS Total Return Series                                 o Guaranteed insurance
MFS Growth With Income Series                             amount charge
MFS Bond Series                                         o Charge for the cost
MFS New Discovery Series                                  of insurance
MFS Research Series


American Century Investment Management, Inc.
American Century VP Value Fund
American Century VP International Fund


A I M Advisors, Inc.
AIM V.I. Capital Appreciation Fund
AIM V.I. Global Utilities Fund
AIM V.I. Value Fund

Fidelity Management & Research Company
Fidelity VIP III Growth Opportunities
  Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP II Contrafund(R) Portfolio
Fidelity VIP II Index 500 Portfolio

Janus Capital Corporation
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio



FIXED-RATE OPTION            LOAN COLLATERAL ACCOUNT
(plus interest credited)     (plus interest credited)

                                               Less
                             -------------------------> Transaction deductions:
                                                        o Surrender charge
                                                        o Partial withdrawal
==================================                        charge
CASH SURRENDER VALUE                                    o Premium skip option
==================================                        deduction

                                               Less
                             -------------------------> Policy debt

==================================
NET CASH SURRENDER VALUE
==================================



(1) This diagram excludes the unscheduled payment handling fee and transfer charge which are not being imposed currently. Interest on policy debt and repayments of policy debt are also not reflected in the diagram.


-----------------------
12  P R O S P E C T U S                                           S U M M A R Y
-----------------------

--------------------------------------------------------------------------------
      ABOUT THE PARK AVENUE LIFE POLICY
--------------------------------------------------------------------------------


THIS SECTION provides detailed information about your policy. It explains your rights and responsibilities under the policy, and those of GIAC. Because the laws and regulations that govern the policy vary among the jurisdictions where the policy is sold, some of the policy's terms will vary depending on where you live. These will be outlined in the policy we send you. Appendix E contains important information for policies issued in the state of New York.
--------------------------------------------------------------------------------


      Issuing the policy
--------------------------------------------------------------------------------
      A Park Avenue Life insurance policy must have a face amount of at least $100,000.

ISSUING THE POLICY

A Park Avenue Life insurance policy must have a face amount of at least $100,000. To issue a policy:

o the insured must be age 80 or under and meet our insurance requirements, and

o     you must live in a state or jurisdiction in which we offer the policy.

If you already own certain fixed-benefit life insurance policies issued by us or by Guardian Life, you may be able to buy a Park Avenue Life policy without having to meet our insurance requirements again. You can do this by exchanging your current policy for a Park Avenue Life policy or if your fixed-benefit policy contains a rider to permit you to purchase a Park Avenue Life policy. You may also be able to convert to a Park Avenue Life policy if your existing policy contains appropriate riders. In this case you may have to meet minimal insurance requirements.

If you have a convertible term policy, or a whole life policy with a convertible term rider, you may receive a credit of up to one basic scheduled premium if you convert it to a Park Avenue Life policy.

If you are interested in exchanging an existing policy for a Park Avenue Life policy, we recommend that you speak with your lawyer or tax adviser first. Replacing your existing policy may not be advantageous.

Backdating your policy


Under certain circumstances we will backdate your policy if you ask us to, giving you a policy date up to six months before the application was actually signed. Backdating your policy may be beneficial if, for example, it would allow you to qualify for a lower premium because the insured was younger on the policy date. To backdate a policy you must pay all policy premiums that would have been due from the backdated policy date. We deduct the monthly deductions due from the backdated policy date to the issue date.



                                                         -----------------------
A B O U T  T H E  P O L I C Y                            P R O S P E C T U S  13
                                                         -----------------------

      The Policyowner
--------------------------------------------------------------------------------
      The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the policy. You may own a policy jointly with more than one person. A policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the policy unless ownership of the policy has been assigned to someone else. Except for transfers, all of the policy's joint owners must approve policy transactions or changes in writing, including assigning ownership of the policy to someone else. When a joint policyowner dies, we will divide his or her share of the policy equally among the other policyowners, unless the deceased policyowner has indicated otherwise.

If you want to change the policyowner, you must request it in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners. The change will be made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.


If you are not the insured and die before the insured, your estate (or if there had been joint owners, the estate of the last surviving joint owner) becomes the policyowner, unless you have named someone to take over ownership of the policy (a successor owner). If you are both the policyowner and the insured, a successor owner may not be named because the policy ends when you die.


      The Beneficiary
--------------------------------------------------------------------------------
      The beneficiary is the person you name to receive the proceeds when the insured dies.

THE BENEFICIARY


The beneficiary is the person you name to receive the proceeds when the insured dies. You can change the beneficiary until the insured dies. Also, you may name a 'contingent' beneficiary, who will receive the proceeds if the first beneficiary dies before the insured, or a second or 'concurrent' beneficiary who will receive a portion of the proceeds when the insured dies. The beneficiary must live longer than the insured to qualify as a beneficiary and has no rights under the policy until the insured dies. If the insured outlives all of the beneficiaries named in the policy, then the policyowner or the policyowner's estate becomes the beneficiary.


If you want to change the beneficiary, you must give us your instructions in writing in a form acceptable to us. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

-----------------------
14  P R O S P E C T U S                            A B O U T  T H E  P O L I C Y
-----------------------

--------------------------------------------------------------------------------
      BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------


      Death benefit options
--------------------------------------------------------------------------------
      You have a choice of two death benefit options with this policy. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's guaranteed face amount, you should choose Option 2. See accompanying text for details.


DEATH BENEFIT OPTIONS

You have a choice of two death benefit options with this policy. You should choose the death benefit option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and potentially lower monthly deductions best fits your needs, you should choose Option 1. If you want the potential to increase the amount of your insurance coverage beyond your policy's guaranteed face amount, you should choose Option 2.

Option 1

Under Option 1, your death benefit is the greater of:


o     the face amount on the date of the insured person's death,


o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the monthly date before the insured's death, or

o after the first policy year, the variable insurance amount. This is explained below.

Under this option, if your investments perform well or you make unscheduled payments and the policy account value increases by a sufficient amount, then the net amount at risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.

Option 2

Under Option 2, your death benefit is the greater of:


o the face amount on the date of the insured person's death, plus the amount by which the policy account value exceeds the benchmark value as of the monthly date before the insured's death,


o the minimum death benefit required under Section 7702 of the Internal Revenue Code on the monthly date before the insured's death, or

o after the first policy year, the variable insurance amount. This is explained below.

Under this option, if your investments perform well or you make unscheduled payments, your policy account value may increase enough to increase your death benefit. If your investments perform poorly, your death benefit could be lower, but it will never be lower than the face amount. Investment performance and unscheduled payments do not affect your net amount at risk under this option.

Regardless of which option you choose, after the policy anniversary closest to the insured's 100th birthday the death benefit is the policy account value. The tax consequences of continuing the policy beyond the insured's 100th birthday are unclear. You should consult a tax adviser for more information.


                                                         -----------------------
B E N E F I T S  A N D  P O L I C Y  V A L U E S         P R O S P E C T U S  15
                                                         -----------------------

If you make a partial withdrawal from your policy between the most recent monthly date and the death of the insured, the death benefit under both options will be reduced by the amount of your withdrawal plus any applicable charges.

      Minimum death benefit
--------------------------------------------------------------------------------
      The minimum death benefit required under Section 7702 of the Internal Revenue Code on any monthly date is $1,000 multiplied by the policy account value, then divided by the net single premium per $1,000 for the insured's attained age, sex, and premium class. The net single premium on any monthly date is determined by interpolation between the net single premiums for the policy anniversaries immediately before and after that monthly date. The net single premium is adjusted to the monthly date immediately before the insured's death. You will find a table of net single premiums in your policy.

THE VARIABLE INSURANCE AMOUNT

The variable insurance amount provides a guarantee that your policy's death benefit will be greater than its face amount if the policy account value exceeds the net single premium on any policy review date. We calculate the variable insurance amount for each year of your policy after the first policy anniversary by multiplying $1,000 by the policy account value on the policy review date and then dividing that number by the net single premium per $1,000 that applies for that policy review date. If you reduce the face amount of your policy, or you make a partial withdrawal from your policy, the variable insurance amount will be reduced. The net single premium for a policy review date is based on the net single premiums for the policy anniversaries immediately before and after the policy review date, and is then adjusted for the number of days that the policy review date falls between these anniversaries.

CHANGING YOUR DEATH BENEFIT OPTION

After the first anniversary of your policy you may change the death benefit option once each policy year, as long as the insured is alive. Changes to your death benefit option will take effect on the monthly date after we approve the change, and will not affect the face amount of your policy. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before doing so.

If you are changing your death benefit from Option 1 to Option 2, the insured will have to meet our insurance requirements for issuing a policy at the time of the change. This is because the change will increase your death benefit by any positive amount by which the policy account value exceeds your policy's benchmark value on the date the change takes effect. Your death benefit will decrease by this amount if you change from Option 2 to Option 1.

We will not approve a change from Option 1 to Option 2 if you are not paying your policy premiums under a waiver of premium rider.


-----------------------
16  P R O S P E C T U S         B E N E F I T S  A N D  P O L I C Y  V A L U E S
-----------------------

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your policy when we receive proof that the insured has died while the policy was in effect. If there is reason to dispute the policy, then we may delay the payment of death benefits. See Limits to GIAC's right to challenge a policy.

POLICY VALUES

The following is a detailed breakdown of how we calculate the different values associated with your policy.

Amounts in the Separate Account

Any net premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will sell these shares when you make a withdrawal, transfer or take a policy loan, or when we withdraw your monthly deductions, or make dollar cost averaging transfers. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction.

To calculate the value of your investment in a particular variable investment option, multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of mutual fund shares and the daily deductions that are made to cover our mortality and expense risks. We calculate the unit value for each variable investment option at the end of each day. Note that you bear all risks associated with the investments in the Separate Account.

Policy account value

This is the total value of the investments held in your policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any policy values that may be in the Loan Collateral Account as collateral for a policy loan. It is calculated as:

o     net premiums that you contribute to your policy; plus or minus

o any profit or loss generated by your policy account value in the variable investment options; plus

o any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Collateral Account; minus

o     your total monthly deductions; minus

o     any partial withdrawals you've made, minus

o     any surrender, partial withdrawal or transfer charges; minus

o     any Premium Skip Option deductions.


                                                         -----------------------
B E N E F I T S  A N D  P O L I C Y  V A L U E S         P R O S P E C T U S  17
                                                         -----------------------

      Cash surrender value and net cash surrender value
--------------------------------------------------------------------------------
      Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 12 years. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy.

Cash surrender value and net cash surrender value

Cash surrender value is the policy account value minus any surrender charges. There are no surrender charges after your policy has been in effect for 12 years. Net cash surrender value is the amount you would actually receive if you surrendered your life insurance policy. It is your policy account value minus any surrender charges and policy debt, plus any policy premium assessments you've paid covering the period beyond the next monthly date.

Benchmark value

A hypothetical account value that we use as a guide, comparing it against the policy account value or cash surrender value when we determine:

o whether your death benefit has increased above the face amount, and if so by how much, if you've chosen Option 2

o     if you can skip a premium under the Premium Skip Option

o     if you can make a partial withdrawal, and

o any change in your basic scheduled premium after the guaranteed premium period has ended.

Your policy's benchmark value for each policy year is set out in your policy. To calculate your policy's benchmark value on a given day, we will take the benchmark values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that your given day is between these anniversaries. GIAC does not guarantee that the policy account value will equal or exceed the benchmark values set forth in the policy.

Tabular account value

The value of a hypothetical account that we compare to your policy account value when we set your basic scheduled premium each year after the guaranteed premium period. It is also used to calculate your policy's benchmark values. For a full explanation, see Special terms used in this prospectus. GIAC does not guarantee that the policy account value will equal or exceed the tabular account values set forth in the policy.


-----------------------
18  P R O S P E C T U S         B E N E F I T S  A N D  P O L I C Y  V A L U E S
-----------------------

Net investment factor

We calculate the unit value of each variable investment option by multiplying the option's immediately preceding unit value by the net investment factor for that day. We calculate the net investment factor as follows on each business day:

o the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current business day, plus

o the amount per share of any dividends or capital gains distributed by the fund on the current business day, divided by

o the net asset value of one share of the same mutual fund at the close of the previous business day, minus

o the total daily charges we deduct from the variable investment option to cover mortality and expense risks, which will not exceed .00002477% per day or 0.90% annually, and any federal, state or local taxes.

On a day that is not a business day, the net investment factor is calculated by subtracting the total daily charges deducted from the variable investment option to cover mortality and expense risks, as well as any taxes, from 1.0.

Currently we do not make daily deductions from the Separate Account to cover income taxes. The accompanying prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.


                                                         -----------------------
B E N E F I T S  A N D  P O L I C Y  V A L U E S         P R O S P E C T U S  19
                                                         -----------------------

--------------------------------------------------------------------------------
     PREMIUMS, DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

PREMIUMS

There are several types of premiums associated with your Park Avenue Life policy, which together form your policy premium.

After you pay your first policy premium and your policy takes effect, you will normally pay policy premiums once a year until the death of the insured, or until the policy anniversary nearest the insured's 100th birthday. You can, however, ask to pay policy premiums semi-annually, quarterly, monthly through an automatic payment plan, or at any other interval that we agree to. These periodic premium payments must be at least $100 unless you are paying through an automatic payment plan. The total of your periodic policy premium payments for a policy year will be higher than if you make one annual premium payment. We calculate the amount of each periodic policy premium by taking your annual policy premium and multiplying it by a factor, as shown in the table below.

Paying your premiums

                                                              Difference in cost
                                                                from paying your
Payment frequency                 Factor                       premiums annually
--------------------------------------------------------------------------------
Semi-annual                       .515                             3.00% more
--------------------------------------------------------------------------------
Quarterly                         .26265                           5.06% more
--------------------------------------------------------------------------------
Monthly                           .085833                          3.00% more
--------------------------------------------------------------------------------



The value of the investments in your policy can be affected either positively or negatively by choosing to pay your policy premiums periodically. To change the frequency of your payments you must make your request in writing to us. If we receive your request too close to your payment date and are unable to make the change in time, we will make the change effective for the next scheduled payment.


Basic scheduled premiums


The basic scheduled premium, together with any policy premium assessments, is the policy premium you must pay each year. The basic scheduled premium depends on your policy's face amount, and the insured's age when the policy started, sex (unless gender-neutral rates are required by law), and premium class. It is shown in your policy.



-----------------------                    P R E M I U M S,  D E D U C T I O N S
20  P R O S P E C T U S                                     A N D  C H A R G E S
-----------------------

      Guaranteed premium period
--------------------------------------------------------------------------------
      Your basic scheduled premium will not increase during the guaranteed premium period.


Your basic scheduled premium will not increase during the guaranteed premium period. The guaranteed premium period starts on the policy date and ends either on the policy anniversary closest to the insured's 70th birthday, or on the tenth policy anniversary, whichever is later. We will decrease your basic scheduled premium if you reduce your policy's face amount. If this happens, we will send you new policy pages indicating your new basic scheduled premium.


On the last policy review date before the end of the guaranteed premium period, we will review your policy to determine if your basic scheduled premium will change for the policy year that begins when the guaranteed premium period ends. We compare your policy account value on that policy review date with the benchmark value and the tabular account value on the same date, and make any necessary adjustments as described below. After the guaranteed premium period, we will review your policy each year to determine if your basic scheduled premium will change.

After the guaranteed premium period, if your policy account value is less than or equal to the tabular account value, we will charge you the maximum basic scheduled premium shown in your policy. If it is greater than or equal to the benchmark value, we will charge you the basic scheduled premium that you were paying during the guaranteed premium period for your policy's current face amount. If your policy account value falls somewhere between the tabular account value and the benchmark value, we will calculate a premium based on a linear interpolation between the basic scheduled premium charged during the guaranteed premium period and the maximum basic scheduled premium.

If your policy account value equals or exceeds the benchmark value we will not increase your basic scheduled premium for the next policy year. However, if your policy account value is below the benchmark value after the guaranteed premium period, your basic scheduled premium will increase for the next policy year.

If you pay your policy premiums when they are due (or skip them under the Premium Skip Option), make no partial withdrawals, and repay any loans that you take against your policy, your policy will not lapse and will have a death benefit of at least the face amount listed in your policy until the policy anniversary closest to the insured's 100th birthday.


We will tell you of any change in your basic scheduled premium in the billing notices you receive. All policy premiums must be sent directly to us.



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A N D  C H A R G E S                                     P R O S P E C T U S  21
                                                         -----------------------

      Unscheduled payments
--------------------------------------------------------------------------------
      Making unscheduled payments towards your policy may cause it to be considered a modified endowment contract under the Internal Revenue Code, which has tax implications. There are certain restrictions on the total amount of unscheduled payments we permit, depending on how long your policy has been in force. We will return the portion of any unscheduled payment that exceeds the maximum you are allowed.

Unscheduled payments

Under certain circumstances, you may make extra payments towards your policy, in addition to your regular policy premiums. By making these unscheduled payments you can add to your policy account value and possibly increase your death benefit under Death Benefit Option 2. Unscheduled payments must be at least $100, unless they are made at the same time as a regular policy premium payment. We have the right to deduct a handling fee of up to $2 from each unscheduled payment before deducting any other charges and crediting the balance to your policy. We do not currently charge a handling fee.

You may not make an unscheduled payment:


o if you are not paying your policy premiums under a waiver of premium rider,


o     while a policy value option is in effect (see Policy value options), or

o on or after the policy anniversary closest to the insured's 100th birthday.


In the first policy year the maximum that you may contribute in unscheduled payments is the lesser of $1,000,000, or your basic scheduled premium for that year multiplied by the factor in the accompanying chart, based on the insured's age as of the policy date.


From the second to the tenth policy year, the maximum that you may contribute in unscheduled payments each policy year is the lesser of $500,000 or three times the initial basic scheduled premium for the current face amount of your policy.

After the tenth year of your policy, the total amount that you may contribute in unscheduled payments each policy year is determined by the following:


o if you have made an unscheduled payment in any of the previous three policy years, you may contribute an amount that is 1.25 times the largest total of unscheduled payments in any of the three previous policy years, to a maximum of the lesser of i) three times your basic scheduled premium during your policy's guaranteed premium period for your current face amount, or ii) $500,000. If you provide us with evidence that the insured meets our insurance requirements, you may be allowed to make additional unscheduled payments during a policy year, to a maximum amount of one basic scheduled premium for your policy's current face amount.

Unscheduled payments


Insured's age                                                             Factor
--------------------------------------------------------------------------------
0 to 35                                                                       17
--------------------------------------------------------------------------------
36 to 40                                                                      16
--------------------------------------------------------------------------------
41 to 45                                                                      15
--------------------------------------------------------------------------------
46 to 50                                                                      14
--------------------------------------------------------------------------------
51 to 55                                                                      13
--------------------------------------------------------------------------------
56 to 60                                                                      12
--------------------------------------------------------------------------------
61 to 65                                                                      11
--------------------------------------------------------------------------------
66 to 70                                                                      10
--------------------------------------------------------------------------------
71                                                                             9
--------------------------------------------------------------------------------
72                                                                             8
--------------------------------------------------------------------------------
73                                                                             7
--------------------------------------------------------------------------------
74                                                                             6
--------------------------------------------------------------------------------
75 to 80                                                                       5
--------------------------------------------------------------------------------


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22  P R O S P E C T U S                                     A N D  C H A R G E S
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

o if you have not made any unscheduled payments in the previous three policy years you may contribute an amount up to the value of one basic scheduled premium during your policy's guaranteed premium period for your current face amount. You must also provide evidence that the insured meets our insurance requirements.

We reserve the right to refuse an unscheduled payment before the 11th year of your policy if, after the first year of your policy, you have not made an unscheduled payment for three consecutive policy years.

Regardless of how long your policy has been in force, if the Premium Skip Option is in effect the maximum that you may contribute in unscheduled payments will not be less than the policy premium for that year. There are further restrictions on making unscheduled payments to your policy within 45 days of the date Part 1 of your completed application form was signed, or 15 days after the issue date, whichever is later. See Allocation of Premiums.


      Premium Skip Option
--------------------------------------------------------------------------------
      After the first policy year, you may "skip" paying your annual policy premium, provided your policy meets certain requirements. (See accompanying text) You do not have to makeup any policy premiums that you skip under the Premium Skip Option, and you may re-exercise the option throughout the life of your policy.


Premium Skip Option

After the first policy year, you may "skip" paying your annual policy premium. You must tell us in writing that you want to put the Premium Skip Option into force by the end of the grace period for the first annual policy premium that you intend to skip. Your policy must meet all of the following requirements on the date that each premium is skipped:

o your policy account value must exceed your policy's benchmark value on that date by at least the amount of the annual policy premium



o your net cash surrender value must equal or exceed your policy premium assessments for that policy year, and



o     you cannot be waiving policy premiums under a waiver of premium rider.

You may inquire about your policy account value and your net cash surrender value by calling us at 1-800-935-4128 during normal business hours. We also provide these values, along with your policy's benchmark value as of the most recent policy anniversary, in your annual policy statement. You can find the benchmark value for each policy anniversary in your policy.


P R E M I U M S,  D E D U C T I O N S                    -----------------------
A N D  C H A R G E S                                     P R O S P E C T U S  23
                                                         -----------------------

If the values in your policy fail to meet the criteria above, and your policy would lapse if a premium were skipped under the Premium Skip Option, we will notify you that you must pay the annual policy premium within your policy's grace period. See Grace period. When you receive this notice you have three choices. You may:


o     choose to pay the annual premium due

o choose to make more frequent, but lower, periodic policy premium payments. You must send your request for this change in writing, along with your payment, to our executive office, or,

o if eligible, pay your policy premium through the policy's Automatic Premium Loan feature.

If we receive your first request to skip a premium during the grace period for that premium, and you meet our requirements, your request will be effective on the date we receive it. Otherwise, any premium you skip will be effective on your policy anniversary when your annual policy premium would be due.

If you elect the Premium Skip Option, you will be placed on the annual payment mode. If you were paying your policy premiums on a periodic basis
(semi-annually, quarterly or monthly), you will still be responsible for all periodic payments up until the time the premium skip becomes effective.

While the Premium Skip Option is in effect, we will continue to send you annual policy premium billing notices. You may disregard these notices as long as your policy continues to meet the criteria for the Premium Skip Option. However, if you do send us a policy premium, we will consider it a cancellation of the Premium Skip Option.

When you skip a premium under this option, we will deduct on a policy anniversary from your policy account value an amount equal to 92.5% of any policy premium assessments. This amount will first be deducted proportionately from the portion of your policy account value invested in the variable investment options. If this is not enough to cover the deduction, we will take the remaining amount from the portion of your policy account value in the fixed-rate option. These deductions will reduce the amount invested in your Park Avenue Life policy, as well as the amount available for you to borrow from your policy.


-----------------------                    P R E M I U M S,  D E D U C T I O N S
24  P R O S P E C T U S                                     A N D  C H A R G E S
-----------------------

We will continue to charge the monthly deductions described in Deductions and charges while the Premium Skip Option is in effect. The difference between the policy account value and the death benefit, the net amount at risk, will often increase at first when an annual policy premium is skipped. This increases the monthly cost of insurance charge.

The Premium Skip Option will remain in effect until:

o     we receive your written instructions to cancel the option, or

o we receive a payment from you that is credited to your account as a policy premium, or

o we receive your written request to pay premiums periodically instead of annually, or

o you no longer meet the requirements for exercising the premium skip option because your policy's net cash surrender value or policy account value is no longer sufficient, or

o you no longer meet the requirements for exercising the premium skip option because you are not paying premiums under a waiver of premium rider.


You do not have to makeup any policy premiums that you skip under the Premium Skip Option, and you may re-exercise the option throughout the life of your policy after it has been canceled, as long as you continue to meet the requirements. Please note: If you use the Premium Skip Option, you will not be able to make policy premium payments until the next policy anniversary. You can still make unscheduled payments.


      Borrowing to pay premiums
--------------------------------------------------------------------------------
      If you are eligible, you can borrow against your policy's loan value to pay your policy premiums.

Automatic premium loan


If you are eligible, you can borrow against your policy's loan value to pay your policy premiums. See Policy loans. You may request this feature when you first complete your policy application, or at any time during the life of the policy. We must receive your request in writing at our executive office by the end of the grace period for the premium that you wish to pay through the Automatic Premium Loan.


You will not actually receive any money when you take out an Automatic Premium Loan. Instead, we will transfer the amount required to pay a policy premium from your unloaned policy account value into the Loan Collateral Account. The money will then be used to pay the required premium. The end of the grace period is considered to be the date the loan was made, and interest will be calculated from this date. If your policy's loan value is not enough to cover an overdue policy premium, we will not be able to make an Automatic Premium Loan and your policy may lapse.


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A N D  C H A R G E S                                     P R O S P E C T U S  25
                                                         -----------------------

If you have chosen both the Premium Skip Option and the Automatic Premium Loan feature, we will treat an overdue policy premium as a skipped premium before we initiate an Automatic Premium Loan. We will cancel your policy's Automatic Premium Loan feature if we receive a written request from you to do so.

Please note: If you use the Automatic Premium Loan feature you will not be able to make policy premium payments. You can still make unscheduled payments.



See Policy loans and Tax considerations for additional information on the treatment of policy loans.


Crediting payments

If we receive a payment within 31 days before a policy premium due date that equals or exceeds the amount that is due, and you have not provided specific instructions, we will:


o     pay the policy premium,

o     then, repay any outstanding policy loans and accrued interest, and

o     finally, treat any remaining excess as an unscheduled payment.


We will use any other unidentified payments that we receive from you to:

o     pay any outstanding policy loans and accrued interest, and



o     then, credit your policy with an unscheduled payment.


We normally credit your payments and allocate the net premium as of the business day we receive it, so long as we receive it at our executive office by the close of the business day, which is 4:00 p.m. New York time. There are three exceptions:

o any payments that we receive before your policy has been issued will be held and credited on the policy issue date

o any payment that we receive within 31 days before a premium due date will have the portion of that payment covering your policy premium credited on the premium due date, and

o any payments that we receive after your policy has been issued that require additional underwriting will be held and credited as of the date the underwriting process is complete.

See How your premiums are allocated and Policy loans for specific information on how your payments are distributed among the fixed rate and variable investment options.


-----------------------                    P R E M I U M S,  D E D U C T I O N S
26  P R O S P E C T U S                                     A N D  C H A R G E S
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

      Investing net premiums
--------------------------------------------------------------------------------
      When you pay your basic scheduled premium or an unscheduled payment, the amount that remains after we deduct premium charges is the net premium. We invest your net premiums according to your instructions. When net premiums have been invested, they become part of your policy account value.

How your premiums are allocated

When you pay your basic scheduled premium or an unscheduled payment, the amount that remains after we deduct premium charges (see Deductions and charges) is the net premium. We invest your net premiums in the fixed-rate and/or variable investment options according to your instructions. When net premiums have been invested they become part of your policy account value.

As part of your initial application, you tell us how you would like your net premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your net premiums are invested at any time by telling us in writing. The change will be effective on and after the date we receive your instructions at our executive office, but will not affect any existing policy values. To change the allocation of these amounts, you must effect a transfer. See Transfers between the investment options.

Currently you may invest your net premiums and policy account value in up to 7 different allocation options, although we reserve the right to change this number from time to time.

If you pay policy premiums or unscheduled payments i) within 45 days of signing
Part 1 of your application or ii) within 15 days of the date your policy was issued, whichever is later, only $100,000 may be invested in the variable investment options. Anything over this amount will be treated as an "excess net premium" and invested in The Guardian Cash Fund. This amount and any earnings from this money will be reallocated based on your investment instructions at the end of the later of (i) or (ii). Any amounts you have allocated to the fixed-rate option or The Guardian Cash Fund will not be counted towards the $100,000 limit and will be allocated to those options as of the business day we receive them.

Default

Unless you have chosen and qualify for the Premium Skip Option or the Automatic Premium Loan feature, your policy premiums must be paid when they are due. If you do not pay a policy premium by its due date, or if you have excessive policy debt, your policy will be in default.


You must pay annual policy premiums on your policy anniversary. You must pay periodic premiums on the monthly dates that we indicate for the frequency you choose. You must make a payment toward any loans you have taken from your policy if the amount of outstanding loans plus accrued interest is more than the cash surrender value of your policy. We will tell you if a loan repayment is required, how much you must repay, and when it is due.



P R E M I U M S,  D E D U C T I O N S                    -----------------------
A N D  C H A R G E S                                     P R O S P E C T U S  27
                                                         -----------------------

Grace period

With the exception of your first policy premium, which puts your policy into force, you have a 31-day grace period for the payment of policy premiums and loan repayments. Your insurance coverage will continue in full, but if the insured dies during the grace period we will deduct the amount of any outstanding policy premiums through the policy month of death, or unpaid policy debt, from the death benefit paid to the beneficiary.


If we do not receive your payment before the end of the grace period and you have not qualified for and chosen either the Premium Skip Option or the Automatic Premium Loan feature, your policy will lapse. When your policy lapses your insurance coverage ends, unless you elect a policy value option. If you are unable to continue paying the premiums on your policy you may surrender it for its net cash surrender value at any time during the grace period. In this event, we will pay you your policy's net cash surrender value, and all insurance coverage will end. See Policy value options and Surrender.


      Reinstating your policy
--------------------------------------------------------------------------------
      If your policy has lapsed, you may reinstate it up to five years after you defaulted, subject to certain conditions described in the text.

Reinstating your policy

If your policy has lapsed (and you have not surrendered it for its net cash surrender value) you may reinstate it up to five years after you defaulted. To reinstate your policy:

o we must receive your request for reinstatement in writing at our executive office

o     the insured must be alive

o     you must show that the insured meets our insurance requirements


o you must repay any outstanding policy debt with interest. Interest will be compounded annually, at the rate that is in effect when you make your request, and



o you must pay us the greater of: all overdue policy premiums with 6% interest compounded annually; or, 110% of any increase in cash surrender value of your policy due to your policy's reinstatement, plus any overdue premiums for extra coverage you purchased through riders or for rating charges with 6% interest compounded annually.


Your reinstated policy will have the same policy date, face amount and death benefit option as the policy that lapsed. You will have to re-apply for the Premium Skip Option and the Automatic Premium Loan feature if you want these features available for your reinstated policy.


-----------------------                    P R E M I U M S,  D E D U C T I O N S
28  P R O S P E C T U S                                     A N D  C H A R G E S
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

DEDUCTIONS AND CHARGES

There are various deductions and charges required to maintain your Park Avenue Life Policy. The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular policy. For example, the sales portion of the premium charge and the surrender charge may not cover all of our actual sales expenses for the policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. Once deductions and charges are taken from your policy they do not contribute to the value of your policy.

All of the deductions and charges are summarized and explained below.

Deductions from policy premiums and unscheduled payments


Policy premium assessments


Policy premium assessments are charges we add to your basic scheduled premium, which together make up your policy premium. They cover the cost of any additional coverage you have added to your policy through riders, or any rating charges. Policy premium assessments may change if you change the riders attached to your policy, or if the circumstances that gave rise to rating charges change. We deduct this amount from each policy premium, but not from unscheduled payments.

Premium charge

A premium charge of 7.5% is deducted from each basic scheduled premium and any unscheduled payments (after the deduction of any handling fees from the unscheduled payments), until you have paid basic scheduled premiums and unscheduled payments in an amount equal to 12 basic scheduled premiums for the current face amount during the guaranteed premium period. Once this amount has been reached, the charge will fall to 4.5% for each payment. Amounts paid as policy premium assessments are not counted towards the amount that triggers the reduced premium charge. This charge covers premium taxes assessed against us by the jurisdictions where the policy is sold, plus a portion of our federal income taxes and a premium sales charge. Premium taxes vary from jurisdiction to jurisdiction and currently range from zero to 4%. We have the right to raise the premium charge if the taxes we pay increase.

This portion of your premium charge is not tax deductible by you because the premium taxes and federal income taxes are incurred by GIAC.


P R E M I U M S,  D E D U C T I O N S                    -----------------------
A N D  C H A R G E S                                     P R O S P E C T U S  29
                                                         -----------------------

Handling fee

We have the right to charge you a maximum handling fee of $2 for each unscheduled payment you make toward your policy. We deduct this fee from your payment before the premium charge is calculated, and use it to cover the costs of processing your payment. We do not currently charge this fee.

      Monthly deductions
--------------------------------------------------------------------------------
      We deduct from the policy account value, on the same date each month, an amount to cover administration costs and the cost of insuring the insured. These deductions are made proportionately from your investments in the fixed rate and variable investment options.

Monthly deductions from the policy account value

We deduct from the policy account value, on the same date each month, an amount to cover administration costs and the cost of insuring the insured. These deductions are made proportionately from your policy account value in the fixed rate and variable investment options. We do not make these monthly deductions after the policy anniversary closest to the insured's 100th birthday.


A combination of partial withdrawals, unfavorable investment performance and ongoing monthly deductions can cause your policy account value to drop below zero. Even if this happens, your policy will not lapse as long as you pay all policy premiums when they are due, and there is no policy debt. However, we will continue to accrue monthly deductions, which will increase the negative balance of your policy account value. While your policy has a negative balance we will calculate the cost of insurance charges based on a policy account value of zero, and all net premiums, including net premiums resulting from unscheduled payments, will be used to reduce your policy's negative balance until your policy account value exceeds zero.


Policy and administration charges

For the first three policy years, you pay a policy charge of $10 per month. After three years the charge is currently $4 per month and is guaranteed never to exceed $8 per month.

For the first 12 years of your policy the monthly administration charge is based on the insured's age when the policy started, and is a set rate of no more than $0.04 for every $1,000 of your policy's face amount. This rate applies to policies issued to insureds between the ages of 35 to 80 years. Charges are lower if the insured person is younger than 35 when the policy takes effect. After the 12th year, the administration charge is $0.015 per $1,000 of your policy's face amount. You will find the actual dollar amount of this charge in your policy.

These charges compensate us for underwriting, issuing and maintaining your policy.


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

Guaranteed Insurance Amount charge

This is a monthly charge of $0.01 per $1,000 of your policy's face amount. It is charged at the same rate for all policies and compensates us for guaranteeing a minimum death benefit even if the investments in your policy perform poorly. You will find the actual dollar amount of this charge in your policy. This charge supports the guarantee that no matter how unfavorable investment performance might be, the death benefit will never be less than the face amount if all policy premiums are paid when due, no partial withdrawals are taken and there is no policy debt.

      Cost of insurance charge
--------------------------------------------------------------------------------
      This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies.

Cost of Insurance charge

This charge is based on our cost of insurance rates for insured people of the same age, sex and premium class. The maximum that we can charge for each $1,000 of net amount at risk is set out in your policy and is based on the 1980 Commissioners' Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. This charge allows us to pay death benefits, especially in the early policy years when the policy account value is far below the death benefit we pay if the insured dies. The cost of insurance rate generally increases as the insured ages. Rates are lower for policies with a face amount at least equal to $500,000. Our current cost of insurance rates are lower than the guaranteed maximum.

We calculate the cost of insurance charge by multiplying your policy's net amount at risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. Your net amount at risk is determined after all other monthly deductions have been withdrawn from your policy account.

We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed maximum rate listed in your policy. Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual policy, but are made equally to all policies where the insured people are of the same attained age, sex and premium class. We will increase this charge when we expect:

o     a higher number of deaths among people in a certain group

o     higher expenses or federal income taxes

o a higher number of policies that are allowed to lapse by their policyowners

o     lower earnings in our general account.


P R E M I U M S,  D E D U C T I O N S                    -----------------------
A N D  C H A R G E S                                     P R O S P E C T U S  31
                                                         -----------------------

Generally, as your net amount at risk increases or decreases each month (for example, due to payments you make or policy transactions you request), so will your cost of insurance charges. If you choose death benefit Option 1, paying policy premiums and making unscheduled payments may reduce your policy's net amount at risk by increasing the policy account value, assuming that your investments do not fall in value. If you choose death benefit Option 2, paying policy premiums and making unscheduled payments may have the result of increasing your death benefit over the face amount, and therefore will not affect your policy's net amount at risk.


Transaction deductions from the policy account value

When you ask us to make certain transactions, we will take a transaction deduction from your policy account value. Except as described differently below, we will make these deductions from your policy account value invested in the variable investment options, until these are exhausted, and then from your fixed-rate option.

Surrender charge

During the first 12 years of your policy, you pay a surrender charge if you:

o     surrender your policy

o reduce the face amount either by asking us to reduce it or through a partial withdrawal

o let your policy go into default, causing a policy value option to take effect (see Policy value options), or

o     let your policy lapse.

This charge is a flat rate for every $1,000 of your policy's face amount. The rate declines proportionally each year until it is zero after 12 years, and varies from $5.37 to $58.87 per $1,000, depending on the insured's age when the policy started, sex and premium class. The surrender charge compensates us for administrative and sales-related expenses. Surrender charges for specific ages, sex and premium classes are set out in Appendix D of this prospectus.

We prorate the surrender charges in connection with a face amount decrease by multiplying the surrender charges by the following fraction to reduce the charges payable:

                               amount of decrease
                        --------------------------------
                        face amount just before decrease

We deduct the adjusted surrender charge from the unloaned policy account value, which is your policy account value minus any policy debt. After we deduct any applicable surrender charge, a policy's net cash surrender value may be zero, particularly in the early policy years.


-----------------------                    P R E M I U M S,  D E D U C T I O N S
32  P R O S P E C T U S                                     A N D  C H A R G E S
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

Surrender Charges

--------------------------------------------------------------------------------
EXAMPLE

The example on the right shows how the surrender charge declines over a twelve year period so that in year 13 it equals $0.

--------------------------------------------------------------------------------
Male Insured, Age 45
--------------------------------------------------------------------------------
Preferred Plus Premium Class
--------------------------------------------------------------------------------
Face Amount: $250,000
--------------------------------------------------------------------------------
Surrender Charge per $1000 of Face Amount in policy
year one (from Appendix D): $21.39
--------------------------------------------------------------------------------

Surrender charge in policy year one is:
The surrender charge per $1000 multiplied by 250, or ($21.39 x $250,000), divided by 1000 = $5347.50.

Proportional reduction in surrender charge over 12 year period:
$21.39 divided by 12 or $1.78 per year.

All figures in the table following are rounded to the nearest $ .01.

                                    Surrender
                                   charge per                       Actual
                                $1000 of face                    surrender
  Policy                               amount                       charge
  year                                    ($)                          ($)
--------------------------------------------------------------------------------
   1                                    21.39                    5,347.50
--------------------------------------------------------------------------------
   2                                    19.61                    4,902.50
--------------------------------------------------------------------------------
   3                                    17.83                    4,457.50
--------------------------------------------------------------------------------
   4                                    16.04                    4,010.00
--------------------------------------------------------------------------------
   5                                    14.26                    3,565.00
--------------------------------------------------------------------------------
   6                                    12.48                    3,120.00
--------------------------------------------------------------------------------
   7                                    10.70                    2,675.00
--------------------------------------------------------------------------------
   8                                     8.91                    2,227.50
--------------------------------------------------------------------------------
   9                                     7.13                    1,782.50
--------------------------------------------------------------------------------
  10                                     5.35                    1,337.50
--------------------------------------------------------------------------------
  11                                     3.57                      892.50
--------------------------------------------------------------------------------
  12                                     1.78                      445.00
--------------------------------------------------------------------------------
  13                                     0.00                        0.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Partial withdrawal charge


If you make a partial withdrawal, we will charge you $25 or 2% of the amount of your withdrawal, whichever is lower, in addition to any surrender charges that may apply because the partial withdrawal reduces the face amount. We will deduct this charge, as well as the amount of your withdrawal, proportionately from your unloaned policy account value. This charge is to recover our processing costs.


Premium skip option deduction

If you skip a premium under the Premium Skip Option, we will deduct 92.5% of the amount needed to cover any policy premium assessments from your policy account value that is not being held as collateral for a loan.

Transfer charge


You may transfer your policy account value among the allocation options. If you make more than 12 transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We will deduct the transfer charge from the allocation options from which you are making the transfer and will use this amount to cover our processing costs.



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A N D  C H A R G E S                                     P R O S P E C T U S  33
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

We will not deduct a transfer charge when:


o we transfer any excess net premiums and related earnings out of The Guardian Cash Fund (See How your premiums are allocated)


o you make multiple transfers under your policy's dollar cost averaging feature

o     you transfer amounts as part of taking or repaying a policy loan, or

o you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Deductions from the Separate Account

Mortality and Expense Risk charge

We will deduct a daily charge, based on an annual rate of 0.60% of the average daily net assets of the variable investment options, to cover the mortality and expense risks that we assume for Park Avenue Life policies. This charge will never be more than 0.90%.It covers the risk that the insureds under Park Avenue Life policies may not live as long as we estimated when we issued the policy, and that our administrative expenses may also be higher than we estimated.

Income Tax charge

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account.

Deductions from Mutual Funds



Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses vary from year to year. Except as noted below, the following table shows the actual fees and expenses for each fund for the year ended December 31, 1999 as a percentage of the fund's average daily net assets.




-----------------------                    P R E M I U M S,  D E D U C T I O N S
34  P R O S P E C T U S                                     A N D  C H A R G E S
-----------------------

Fees and expenses for mutual funds

                                                                    Other                   Total
                                                                 expenses                expenses
                                                               (after any              (after any
                                                       applicable waivers      applicable waivers
                                         Advisory             and expense             and expense
Fund name                                     fee         reimbursements)         reimbursements)
-------------------------------------------------------------------------------------------------
Guardian Stock Fund                         0.50%                   0.02%                   0.52%
-------------------------------------------------------------------------------------------------
Guardian Small Cap Stock Fund               0.75%                   0.08%                   0.83%
-------------------------------------------------------------------------------------------------
Guardian Bond Fund                          0.50%                   0.05%                   0.55%
-------------------------------------------------------------------------------------------------
Guardian Cash Fund                          0.50%                   0.03%                   0.53%
-------------------------------------------------------------------------------------------------
Guardian VC 500 Index Fund(1)               0.25%                   0.03%                   0.28%
-------------------------------------------------------------------------------------------------
Guardian VC Asset Allocation Fund(1)        0.50%                   0.17%                   0.67%
-------------------------------------------------------------------------------------------------
Baillie Gifford International Fund          0.80%                   0.16%                   0.96%
-------------------------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund                                1.00%                   0.44%                   1.44%
-------------------------------------------------------------------------------------------------
Value Line Centurion Fund(1)                0.50%                   0.09%                   0.59%
-------------------------------------------------------------------------------------------------
Value Line Strategic Asset
Management Trust(1)                         0.50%                   0.08%                   0.58%
-------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                  1.00%                   0.08%                   1.08%
-------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                  0.75%                   0.09%                   0.84%
-------------------------------------------------------------------------------------------------
MFS Total Return Series(1)                  0.75%                   0.15%                   0.90%
-------------------------------------------------------------------------------------------------
MFS Growth With Income Series(1)            0.75%                   0.13%                   0.88%
-------------------------------------------------------------------------------------------------
MFS Bond Series(1)                          0.60%                   0.40%                   1.01%
-------------------------------------------------------------------------------------------------
MFS New Discovery Series(1)                 0.90%                   0.27%                   1.17%
-------------------------------------------------------------------------------------------------
MFS Research Series(1)                      0.75%                   0.11%                   0.86%
-------------------------------------------------------------------------------------------------
American Century VP Value Fund(1)           1.00%                     --                    1.00%
-------------------------------------------------------------------------------------------------
American Century VP
International Fund(1)                       1.34%                     --                    1.34%
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          0.62%                   0.11%                   0.73%
-------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund              0.65%                   0.49%                   1.14%
-------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                         0.61%                   0.15%                   0.76%
-------------------------------------------------------------------------------------------------
Fidelity VIP III Growth
Opportunities Portfolio(1)                  0.58%                   0.10%                   0.68%
-------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
Portfolio(1)                                0.48%                   0.08%                   0.56%
-------------------------------------------------------------------------------------------------
Fidelity VIP High Income
Portfolio(1)                                0.58%                   0.11%                   0.69%
-------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund (R)
Portfolio                                   0.58%                   0.07%                   0.65%
-------------------------------------------------------------------------------------------------
Fidelity VIP II Index
500 Portfolio(1)                            0.24%                   0.04%                   0.28%
-------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio(1)                                0.65%                   0.02%                   0.67%
-------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio(1)                                0.65%                   0.04%                   0.69%
-------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(1)             0.65%                   0.02%                   0.67%
-------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio(1)                                0.65%                   0.05%                   0.70%
-------------------------------------------------------------------------------------------------


(1)   See Notes to fees and expense table


P R E M I U M S,  D E D U C T I O N S                    -----------------------
A N D  C H A R G E S                                     P R O S P E C T U S  35
                                                         -----------------------

Notes to fees and expense table

Guardian VC Asset Allocation Fund. Expenses do not include expenses of the underlying funds in which the Asset Allocation Fund invests its assets. Including the expense of the underlying funds, the Fund's total expenses would be 0.98%.

The Guardian Bond Fund, Inc. Expenses do not include interest expense. If interest expense were included, total expenses would be 0.57%.

The Guardian VC 500 Index Fund. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Fund. Expenses for the year ended December 31, 1999 were 0.29% after applicable waivers and expense reimbursements, and 0.36% before applicable waivers and expense reimbursements.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund. Total expenses have been grossed up to include custody credit arrangements. However, the credit received does not affect the funds' total expenses.

MFS Emerging Growth Series, MFS Total Return Series, MFS New Discovery Series, MFS Research Series and MFS Bond Series and MFS Growth With Income Series. All of the MFS funds have expense offset arrangements which reduce their custodian fees based upon the amount of cash maintained by each fund with its custodian. The "Tota1 expenses" in the table do not take into account this expense reduction and are therefore higher than the actual expenses of each fund.

The expenses shown for MFS New Discovery Series reflect an agreement by the Fund's adviser to bear expenses, subject to reimbursement by the Fund, such that the Fund's "Other expenses" will not exceed 0.25% of the Fund's average daily net assets during 1999. Reimbursement by the Fund will be accomplished by the payment of an expense reimbursement fee by the Fund to the adviser, subject to the maximum 0.25% described above. Effective May 1, 2000, the adviser has contractually agreed, subject to reimbursement, to bear expenses for the New Discovery Series such that the New Discovery Series' "Other Expenses" (after taking into effect expense offset arrangements referred to above) will not exceed 0.15%. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series.

Subject to reimbursement by the Series, the adviser has voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of its operating expenses exclusive of the management fee. In consideration, the Series pays the adviser a fee not greater than 0.40% of average daily net assets. To the extent that actual expenses were over this limitation the total expenses for the year ended December 31, 1999 would have been 1.06% for the Bond Series. Although the MFS Bond series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian, the series expenses are calculated without reduction for this expense offset arrangement pursuant to SEC requirements. Thus the total expense for the Bond Series are shown as 1.01%.

Effective May 1, 2000, the adviser has contractually agreed, subject to reimbursement, to bear expenses for the Bond Series such that the Bond Series' "Other Expenses" (after taking into effect expense offset arrangements referred to above) will not exceed 0.15%. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series.

Please see the Fund's prospectus for a complete explanation of the Fund's fees and expenses.

Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP II Index 500 Portfolio, and Fidelity VIP II Contrafund Portfolio. A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the total operating expenses presented in the table would have been 0.57% for Equity-Income Portfolio, 0.67% for Contrafund Portfolio, and 0.69% for Growth Opportunities Portfolio.

FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been 0.24%, 0.10%, 0.34%.

Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, and Janus Aspen Worldwide Growth Portfolio. Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for these Portfolios. All expenses are shown without the effect of expense offset arrangements.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund. The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 1999, we were reimbursed $857,868 by Value Line Strategic Asset Management Trust, and $586,401 by Value Line Centurion Fund.

We have also entered into agreements with certain fund advisers under which we will be reimbursed for certain administrative distribution or other expenses that we incur as a result of offering certain funds, including the MFS, AIM, Fidelity and Janus funds, to our policyowners. The amount of compensation may be based on assets of the fund attributable to policies we issue and may vary from adviser to adviser.



----------------------                     P R E M I U M S,  D E D U C T I O N S
36 P R O S P E C T U S                     A N D  C H A R G E S
----------------------

P R E M I U M S,  D E D U C T I O N S                    -----------------------
A N D  C H A R G E S                                     P R O S P E C T U S  37
                                                         -----------------------

--------------------------------------------------------------------------------
     YOUR ALLOCATION OPTIONS
--------------------------------------------------------------------------------


AS PART OF YOUR POLICY you are able to direct where a portion of your premiums are allocated. There are several variable investment options and a fixed-rate option. You may choose up to seven allocation options at any time.
--------------------------------------------------------------------------------

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your net premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed policy account value for the portion of your policy that is held in the variable investment options.

The Separate Account


The Separate Account is the account through which we invest your net premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use them exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 31 investment divisions, each corresponding to a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC's Board of Directors on November 18, 1993 under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws.


Our Separate Account is registered with the SEC as a unit investment trust - a type of investment company under the Investment Company Act of 1940 (the 1940
Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where the company is authorized to do business.

GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting policy account values maintained in the variable investment options are not available to meet the claims of GIAC's general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account.


-----------------------
38  P R O S P E C T U S                       A L L O C A T I O N  O P T I O N S
-----------------------

Such assets can include GIAC's direct contributions to the Account, accumulated charges for mortality and expense risks or the investment results attributable to GIAC's retained assets. Because such retained assets do not support policy account values, GIAC may transfer them from the Separate Account to its general account.

Each mutual fund is briefly described below. Complete information can be found in the accompanying fund prospectuses.

The Funds

Each of the funds corresponding to a variable investment option is either an open-end diversified management company or a series of an open-end diversified management company registered with the Securities and Exchange Commission. The funds don't charge us for buying or selling their shares, allowing us to buy and sell them at their net asset value in response to your instructions and other policy-related transactions.

Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. For more information see Rights reserved by GIAC, and the prospectuses for the individual mutual funds.

Investment objectives and policies of the Funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser's other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund's investment objective, along with the typical investments that make up that fund.


                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  39
                                                         -----------------------

Summary of fund objectives and policies

Fund                   Investment objective           Typical investments
--------------------------------------------------------------------------------
Guardian Stock Fund    Long-term growth of capital    U.S. common stocks
--------------------------------------------------------------------------------

The Guardian VC        Long-term total investment     Shares of the Guardian
Asset Allocation Fund  return consistent with         Stock Fund, The Guardian
                       moderate investment risk       Bond Fund, and The
                                                      Guardian Cash Fund
--------------------------------------------------------------------------------
The Guardian VC 500    Seeks to match the             Common Stocks of companies
Index Fund             investment performance of the  in the S&P Index, which
                       Standard & Poor's 500          emphasizes large U.S.
                       Corporate Stock Price Index    Companies
                       ("the S&P Index")
--------------------------------------------------------------------------------
Guardian Small Cap     Long-term growth of capital    U.S.common stocks of
Stock Fund                                            companies with small
                                                      market capitalization
--------------------------------------------------------------------------------
Guardian Bond Fund     Maximum income without         Investment grade debt
                       undue risk of principal        obligations
--------------------------------------------------------------------------------
Guardian Cash Fund     High level of current income;  Money market instruments
                       preservation of capital
--------------------------------------------------------------------------------
Baillie Gifford        Long-term capital              Common stocks and
International Fund     appreciation                   convertible securities
                                                      issued by foreign
                                                      companies
--------------------------------------------------------------------------------
Baillie Gifford        Long-term capital              Common stocks and
Emerging Markets       appreciation                   convertible securities of
Fund                                                  emerging market companies
--------------------------------------------------------------------------------
Value Line Centurion   Long-term growth of capital    U.S. common stocks (with
Fund                                                  selections based on
                                                      rankings by the Value
                                                      Line ranking system)
--------------------------------------------------------------------------------
Value Line Strategic   High total investment return   U.S. common stocks (with
Asset Management       consistent with reasonable     selections based on
Trust                  risk                           rankings by the Value Line
                                                      ranking system), bonds and
                                                      money market instruments
--------------------------------------------------------------------------------
Gabelli Capital Asset  Growth of capital; current     U.S. common stocks and
Fund                   income as a secondary          convertible securities
                       objective
--------------------------------------------------------------------------------
MFS Emerging Growth    Long-term growth of capital    U.S. common stocks of
Series                                                emerging growth companies
--------------------------------------------------------------------------------
MFS Total Return       Above-average income           Equity securities and
Series                 (compared to a portfolio       non-convertible fixed
                       invested entirely in           income securities
                       equity securities)
                       consistent with prudent
                       employment of capital,
                       and secondarily to
                       provide a reasonable
                       opportunity for growth of
                       capital and income
--------------------------------------------------------------------------------
MFS Growth With Income Reasonable current income      Equity securities issued
Series                 and long-term growth of        by U.S. and foreign
                       capital and income             companies
--------------------------------------------------------------------------------


----------------------
40 P R O S P E C T U S                       A L L O C A T I O N   O P T I O N S
----------------------

Fund                   Investment objective           Typical investments
--------------------------------------------------------------------------------
MFS New Discovery      To seek capital appreciation   Equity securities of
Series                                                companies that offer
                                                      superior prospects for
                                                      growth, both U.S. and
                                                      foreign
--------------------------------------------------------------------------------
MFS Research Series    Long-term growth of capital    Equity securities of
                       and future income              companies believed to
                                                      possess better than
                                                      average prospects for
                                                      long-term growth
--------------------------------------------------------------------------------
MFS Bond Series        As high a level of             Convertible and
                       current income as is           non-convertible debt
                       believed consistent with       securities and preferred
                       prudent investment risk        stocks; U.S. government
                       and secondarily to             securities;
                       protect shareholders'          mortgage-backed and
                       capital                        asset-backed securities;
                                                      commercial paper;
                                                      repurchase agreements;
                                                      derivative securities;
                                                      foreign securities; cash
                                                      or cash equivalents
--------------------------------------------------------------------------------
American Century VP    Long-term capital growth       Equity securities of
Value Fund             with income as a               well-established
                       secondary objective            intermediate-to-large
                                                      companies whose
                                                      securities are believed
                                                      to be undervalued
--------------------------------------------------------------------------------
American Century VP    Capital growth                 International common
International Fund                                    stocks with potential
                                                      for appreciation
--------------------------------------------------------------------------------
AIM V.I. Capital       Growth of capital through      Common stocks of medium
Appreciation Fund      investments in common          and small-sized growth
                       stocks, with emphasis on       companies
                       medium and small-sized
                       growth companies
--------------------------------------------------------------------------------

AIM V.I. Global        High current income; growth    Common and preferred
Utilities Fund         of capital as a secondary      stocks of domestic or
                       objective                      foreign public utilities
--------------------------------------------------------------------------------
AIM V.I. Value Fund    Long-term growth of            Equity securities judged
                       capital by investing           by the fund's adviser to
                       primarily in under-            be undervalued
                       valued equity securities
                       with income as a
                       secondary objective
--------------------------------------------------------------------------------
Fidelity VIP III       Capital growth                 Common stocks
Growth Opportunities
Portfolio
--------------------------------------------------------------------------------

Fidelity VIP II        Long-term capital              U.S. and foreign common
Contrafund Portfolio   appreciation                   stocks of companies
                                                      believed to be undervalued
--------------------------------------------------------------------------------
Fidelity VIP Equity-   Reasonable income with         Income-producing equity
Income Portfolio       capital appreciation as a      securities
                       secondary objective
--------------------------------------------------------------------------------
Fidelity VIP High      High level of current         High-yielding debt
Income Portfolio       income                        securities with an
                                                     emphasis on lower-quality
                                                     securities
--------------------------------------------------------------------------------
Fidelity VIP II        Total return that             Equity securities of
Index 500 Portfolio    corresponds to that of        companies that compose
                       the Standard & Poor's 500     the Standard & Poor's 500
                       Index                         and in other instruments
                                                     that are based on the
                                                     value of the Index
--------------------------------------------------------------------------------

Janus Aspen            Long-term growth of capital   Equity securities of
Aggressive Growth                                    medium-sized companies
Portfolio
--------------------------------------------------------------------------------
Janus Aspen Capital    Long-term growth of capital   Equity securities of
Appreciation                                         companies of any size
Portfolio
--------------------------------------------------------------------------------
Janus Aspen Growth     Long-term growth of capital   Common stocks of issuers of
Portfolio              in a manner consistent        any size
                       with preservation of
                       capital
--------------------------------------------------------------------------------
Janus Aspen Worldwide  Long-term growth of capital   Common stocks of foreign
Growth Portfolio       in a manner consistent        and U.S. issuers; usually
                       with preservation of          invests in at least five
                       capital                       countries, including the
                                                     U.S.
--------------------------------------------------------------------------------



                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  41
                                                         -----------------------

      Total returns do not reflect deductions
--------------------------------------------------------------------------------
      These total returns are for the funds only and do not reflect the effects of deductions from policy premiums and unscheduled payments, monthly deductions, transaction deductions or deductions from the Separate Account. Including the effects of these deductions reduces returns. See Special terms used in this prospectus and Deductions and charges for additional information.

Investment performance of the Funds


The table below shows the average annual total returns for the mutual funds for years ended December 31, 1999. The performance figures reflect the deduction of fund investment advisory fees and operating expenses, and assume that any dividends and capital gains are reinvested in the fund. These figures do not reflect how the funds' investment performance will affect the value of your policy, because they do not take into account the insurance and other charges we deduct from your policy. If these charges were taken into account, total returns for each fund would be lower. Also, past returns should not be used to predict future performance. Total returns for The Guardian Cash Fund are not presented here.

                                                Years ended December 31, 1999
                                             ----------------------------------
                                                                  10 Years or
Fund name                                                       since inception,
and inception date                           1 Year    5 Years       if less
-------------------------------------------------------------------------------
The Guardian Stock Fund (1)
(4/13/83)                                    31.17%    29.48%        20.04%
-------------------------------------------------------------------------------
The Guardian VC 500 Index Fund
9/13/99                                        N/A       N/A          6.38% *
-------------------------------------------------------------------------------
The Guardian Small Cap
Stock Fund
(7/16/97)                                    35.04%      N/A         16.25% *
-------------------------------------------------------------------------------
The Guardian Bond Fund (1)
(5/1/83)                                     -0.84%     7.16%         7.27%
-------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund
(9/13/99)                                      N/A       N/A          8.67% *
-------------------------------------------------------------------------------
Baillie Gifford
International Fund
(2/8/91)                                     39.11%    19.35%        16.01% *
-------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund
(10/17/94)                                   72.30%     9.76%         6.71% *
-------------------------------------------------------------------------------
Value Line Centurion Fund
(11/15/83)                                   28.23%    26.67%        19.48%
-------------------------------------------------------------------------------
Value Line Strategic Asset
Management  Trust
(10/1/87)                                    24.32%    22.24%        16.94%
-------------------------------------------------------------------------------
Gabelli Capital Asset Fund (2)
(5/1/95)                                     19.81%      N/A         19.49% *
-------------------------------------------------------------------------------
AIM V.I. Capital
Appreciation Fund (3)
(5/5/93)                                     44.61%    25.59%        22.33% *
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (3)
(5/2/94)                                     33.56%    21.87%        18.45% *
-------------------------------------------------------------------------------
AIM V.I. Value Fund (3)
(5/5/93)                                     29.90%    27.23%        23.07% *
--------------------------------------------------------------------------------



----------------------
42 P R O S P E C T U S                       A L L O C A T I O N   O P T I O N S
----------------------

                                                Years ended December 31, 1999
                                             ----------------------------------
                                                                  10 Years or
Fund name                                                       since inception,
and inception date                           1 Year    5 Years       if less
-------------------------------------------------------------------------------
Fidelity VIP High Income
Portfolio (4) (9/19/85)                       8.25%    10.90%        12.44%
--------------------------------------------------------------------------------
Fidelity VIP II Index
500 Portfolio (4)
(8/27/92)                                    20.52%    28.16%        21.07% *
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund
Portfolio (4)
(1/3/95)                                     24.25%      N/A         27.73% *
--------------------------------------------------------------------------------
Fidelity VIP Equity-
Income Portfolio (4)
(10/9/86)                                     6.33%    18.61%        14.49%
--------------------------------------------------------------------------------
Fidelity VIP III Growth
Opportunities Portfolio (4)
(1/3/95)                                      4.27%      N/A         21.51% *
--------------------------------------------------------------------------------
American Century VP
Value Fund
(5/1/96)                                     -0.85%      N/A         11.10% *
--------------------------------------------------------------------------------
American Century
VP International Fund
(5/1/94)                                     64.04%    24.28%        20.07% *
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio (5)
(9/13/93)                                   125.40%    36.23%        34.42% *
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio (5)
(5/1/97)                                     67.00%      N/A         57.18% *
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (5)
(9/13/93)                                    43.98%    29.89%        24.28% *
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio (5)
(9/13/93)                                    64.45%    33.60%        29.71% *
--------------------------------------------------------------------------------
MFS Emerging Growth Series (6)
(7/24/95)                                    76.71%      N/A         36.44% *
-------------------------------------------------------------------------------
MFS Growth With Income Series (6)
(10/9/95)                                     6.69%      N/A         21.12% *
-------------------------------------------------------------------------------
MFS New Discovery Series (6)
(5/1/98)                                     73.41%      N/A         40.91% *
-------------------------------------------------------------------------------
MFS Bond Series (6)
(10/24/95)                                   -1.56%      N/A          4.82% *
-------------------------------------------------------------------------------
MFS Research Series (6)
(7/26/95)                                    24.05%      N/A         22.86% *
-------------------------------------------------------------------------------
MFS Total Return Series (6)
(1/3/95)                                      3.08%      N/A         15.42% *
-------------------------------------------------------------------------------

* since inception

These total returns are for the funds only and do not reflect the effects of deductions from policy premiums, monthly deductions, transaction deductions or any deductions from the Separate Account. Including the effects of these deductions reduces returns under the policy. See Special terms used in this prospectus and Deductions and charges for additional information.

(1) Results for The Guardian Bond Fund and The Guardian Stock Fund reflect effects of expense reimbursements that occurred during the years ended December 31, 1984 and 1985. Without these expense reimbursements, results for these funds would be lower. The inception date for The Guardian Small Cap Stock Fund is the date of commencement of the public offering of the fund.

(2) For the period from May 1, 1995 through December 31, 1995, the Manager and the Adviser of Gabelli Capital Asset Fund absorbed a portion of the fund's operating expenses. Total returns for this period would have been lower if these expenses had not been absorbed.

(3)   Total returns for AIM V.I. Value Fund, AIM V.I. Capital Appreciation
      Fund and AIM V.I. Global Utilities Fund reflect the effects of fee waivers and/or expense offset arrangements. In the absence of such arrangements total returns would have been lower.

(4) Total returns for the Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income, Fidelity VIP II Contrafund, Fidelity VIP High Income and Fidelity VIP II Index 500 Portfolios reflect the reimbursement of certain fund expenses by the Adviser during certain periods and/or the effects of varying arrangements with third parties who either paid or reimbursed a portion of the fund's expenses. In the absence of these arrangements total returns would have been lower.

(5) Total returns for Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Growth and Janus Aspen Worldwide Growth Portfolios reflect the effects or fee waivers and/or expense offset arrangements. In the absence of such arrangements total returns would have been lower.

(6) Total returns for the MFS Growth With Income Series, Emerging Growth Series, New Discovery Series, Research Series, and Total Return Series reflect the agreement by the series' Adviser to bear expenses for the series, subject to reimbursement by the series, such that the operational expenses shall not exceed, for the Growth With Income, Emerging Growth, New Discovery Series, Research Series, and Total Return Series, 0.25%, and for the Bond Series, 0.40% of the average daily net assets of the series for each fiscal year since inception. In the absence of this agreement, except where a series is reimbursing its adviser for previous years' expense payments on its behalf, total returns would be lower.



                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  43
                                                         -----------------------

The funds' investment advisers



All of the funds' investment advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940 (Advisers Act).



Guardian Investor Services Corporation



The Guardian Stock Fund, The Guardian Small Cap Stock Fund, The Guardian Bond Fund, The Guardian Cash Fund, The Guardian VC 500 Index Fund and The Guardian VC Asset Allocation Fund (the Guardian funds) are advised by Guardian Investor Services Corporation (GISC), 7 Hanover Square, New York, New York, 10004. GISC is wholly owned by GIAC.


Guardian Baillie Gifford Limited

Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund are advised by Guardian Baillie Gifford Limited (GBG), 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. GBG is a member of Great Britain's Investment Management Regulatory Organization Limited (IMRO). GBG was incorporated in Scotland by GIAC and Baillie Gifford Overseas Limited (BG Overseas) in November 1990. BG Overseas is wholly owned by Baillie Gifford & Co., which is currently one of the largest investment management partnerships in the United Kingdom.

Baillie Gifford Overseas Limited

GBG has appointed BG Overseas to serve as sub-investment adviser to Baillie Gifford International Fund and Baillie Gifford Emerging Markets Fund. Like GBG, BG Overseas is located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. BG Overseas is also a member of IMRO. No separate or additional fee is paid by the fund to BG Overseas.

Value Line, Inc.

Value Line Strategic Asset Management Trust and Value Line Centurion Fund are advised by Value Line, Inc., 220 East 42nd Street, New York, New York 10017.


Gabelli Funds, LLC

Gabelli Capital Asset Fund is managed by GISC, which has appointed Gabelli Funds, LLC as the investment adviser to the Fund. The adviser has its principal offices at One Corporate Center, Rye, New York 10580. No separate or additional fee is paid by the Fund to the adviser.



-----------------------
44  P R O S P E C T U S                       A L L O C A T I O N  O P T I O N S
-----------------------

Massachusetts Financial Services Company


MFS Growth With Income Series, MFS Emerging Growth Series, MFS Bond Series, MFS New Discovery Series, MFS Research Series, and MFS Total Return Series are advised by Massachusetts Financial Services Company (MFS), 500 Boylston Street, Boston, MA. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which is itself an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada.


American Century Investment Management, Inc.

The American Century VP Value Fund and the American Century VP International Fund are advised by American Century Investment Management, Inc., American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

A I M Advisors, Inc.


AIM V.I. Value Fund, AIM V.I. Global Utilities Fund and AIM V.I. Capital Appreciation Fund are advised by A I M Advisors, Inc. (AIM), 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


Fidelity Management & Research Company


The Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP II Contrafund Portfolio and Fidelity VIP II Index 500 Portfolio are advised by Fidelity Management & Research Company (FMR), 82 Devonshire Street, Boston, Massachusetts 02109.

On behalf of the Fidelity VIP High Income, Fidelity VIP II Contrafund Portfolio and Fidelity VIP III Growth Opportunities Portfolios, FMR has sub-advisory agreements with two affiliates, FMR U.K. and FMR Far East. No separate or additional fee is paid by the portfolios to the sub-adviser.


Bankers Trust Company (BT) has been appointed sub-adviser to the Fidelity VIP II Index 500 Portfolio. BT, a New York Banking Corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. No separate or additional fee is paid by the Portfolio to BT.


Janus Capital Corporation

Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen Worldwide Growth Portfolio are advised by Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206.



                                                         -----------------------
A L L O C A T I O N  O P T I O N S                       P R O S P E C T U S  45
                                                         -----------------------

      Fixed-rate option
--------------------------------------------------------------------------------
      The net premiums you allocate to the fixed-rate option earn a set rate of interest. Your policy account value in the fixed-rate option is backed by GIAC's general account.

THE FIXED-RATE OPTION

The net premiums you allocate to the fixed-rate option earn a set rate of interest. You may allocate some or all of your net premiums to the fixed-rate option, and may transfer some or all of your investments in the variable investment options into the fixed-rate option. There are restrictions on making transfers out of the fixed rate option. See Transfers between the investment options. Your policy account value in the fixed-rate option is backed by GIAC's general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

o the portion of your net premiums and any loan repayments that you have allocated to this option, plus

o any amounts that you have transferred to this option from the variable investment options, plus

o     the interest paid on your policy account value in this option, minus


o any deductions or withdrawals from the fixed-rate option, including applicable charges.


You earn interest at a guaranteed rate, from the date of transfer or allocation until your next policy anniversary, at which time the interest rate for the total amount you have invested in the fixed-rate option is set for the coming year. Because different interest rates may be in effect as you make transfers and contributions throughout the year, your effective interest rate for that year may be a weighted average of the different rates which apply to the portions of your policy account value in the fixed-rate option. Interest accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. The minimum annual interest rate for the fixed-rate option is 4%. We will tell you of any changes in the current interest rate for the fixed-rate option as they occur. We are not obliged to pay more than 4% in interest, although we may choose to do so.


-----------------------
46  P R O S P E C T U S                      A L L O C A T I O N  O P T I O N S
-----------------------

--------------------------------------------------------------------------------
      SPECIAL FEATURES OF YOUR POLICY
--------------------------------------------------------------------------------

      Policy Loans
--------------------------------------------------------------------------------
      While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan.

POLICY LOANS

While the insured is alive, you may borrow all or a portion of the loan value of your policy, by assigning your policy to us as collateral for your loan. Your policy's loan value is:

o 90% of the cash surrender value of your policy on the date we receive your written request, minus


o     the amount of any outstanding policy debt.


You may not take a policy loan if your policy has lapsed and is being continued under the fixed-benefit extended term insurance policy value option.

The minimum loan amount is $500, unless it is an Automatic Premium Loan. Generally, we will pay loan proceeds to you within seven days of receiving your request (see Policy proceeds for exceptions to this general rule). If you are taking an Automatic Premium Loan, you will not actually receive any money. Instead, the proceeds will be used to pay the policy premium that is due.

We will transfer the amount of your loan first proportionately from your policy account value in the variable investment options, and if this is insufficient, from your policy account value in the fixed-rate option, into our Loan Collateral Account.

When taking out a policy loan, you should consider:

o amounts transferred out of the variable and fixed-rate options and into our Loan Collateral Account are no longer affected by the investment experience, positive or negative, of those allocation options

o as a result, taking a policy loan will have a permanent effect on your policy account value, even once the loan is repaid in full

o the amount of your policy that is available for withdrawal or surrender, and your policy's death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any policy debt


o if your policy is considered to be a modified endowment contract under the Internal Revenue Code, there may be tax consequences associated with taking a policy loan or using your policy's Automatic Premium Loan feature. See Tax considerations for a discussion of modified endowment contracts and the effects on policy loans.



                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  47
                                                         -----------------------

      Interest on your policy loan
--------------------------------------------------------------------------------
      We charge interest at an annual rate of 8% on all outstanding policy debt, payable in arrears, until either the 20th anniversary of your policy or the insured's attained age 65, whichever is later. After this point the annual rate falls to 5% for all existing and new policy loans.

Interest on your policy loan

We charge interest at an annual rate of 8% on all outstanding policy debt, payable in arrears, until either the 20th anniversary of your policy or the insured's attained age 65, whichever is later. After this point the annual rate falls to 5% for all existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, we will transfer the interest that you owe first proportionately from your policy account value in the variable investment options, and if this is insufficient, from the fixed-rate option, into our Loan Collateral Account, and add that interest to your policy debt.

The investments in the Loan Collateral Account will earn interest at a minimum annual rate of 2% below the current loan interest rate. Although this means that you are effectively paying a maximum of 2% interest on your policy loans, you are expected to pay the loan interest charged, when it is due.

Repaying your policy loan

You may repay all or part of any outstanding policy debt at any time while the insured is alive and the policy is in force, or has been continued after lapse under the reduced paid-up or variable reduced paid-up insurance policy value options. See Policy value options. Unless your loan repayment is made along with your policy premium, the minimum loan repayment amount is $100 or the outstanding balance of your policy debt, whichever is lower.

If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any policy debt. We will then increase the amount payable to the beneficiary by the amount of your repayment.

When you make a loan repayment, we transfer out of the Loan Collateral Account the amount of your repayment, minus a proportional amount of any accrued interest owing, plus a proportional amount of any accrued interest we owe you on the amount that was being held in the Loan Collateral Account. Your repayment will be credited first to the fixed-rate option, up to the amount that was deducted for your loan, then into the variable investment options according to your current allocation instructions. The amount credited to the fixed-rate option will earn the interest rate in effect at that time.

Transfers under your policy that are made in connection with policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than unscheduled payments.


-----------------------
48  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

If, on any monthly date, you owe more in loans and interest than your cash surrender value, we will notify you that a loan repayment is required for your policy to remain in force. Your policy will lapse 31 days after the default date set out in our notice if we do not receive:

o the amount by which your policy debt exceeds the cash surrender value on the monthly date in question, plus

o     10% of the cash surrender value on that monthly date.

If the insured dies after we have sent this notice, but before the 31 days are up, we will pay the beneficiary the death benefit proceeds, minus any policy debt and unpaid interest.

      Decreasing the face amount
--------------------------------------------------------------------------------
      After the first year of your policy, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity.

DECREASING THE FACE AMOUNT

After the first year of your policy, you may request a reduction in its face amount, which is the guaranteed minimum amount your policy will pay at death or maturity. To do this we require that:

o     you make your request in writing and we receive it at our executive office

o     the insured is alive when we receive your request

o the reduction is at least $10,000 unless it is caused by a partial withdrawal, in which case the partial withdrawal rules apply, and

o the new face amount is not lower than our minimum face amount, currently $100,000, unless the reduction is caused by a partial withdrawal.

We reduce your face amount on the monthly date coinciding with or next following the date we approve your request. If you reduce the face amount in the first 12 years of your policy, we will deduct a surrender charge from your policy account value, as described in Transaction deductions.

A partial withdrawal may also result in a reduction in your policy's face amount. If, as a result of a partial withdrawal, we must reduce your face amount, we will reduce it by the amount of the partial withdrawal which exceeds the difference, if positive, between (i) the policy account value, and (ii) the face amount multiplied by the net single premium on the date of the partial withdrawal. The face amount will also be reduced by the withdrawal charge and any applicable surrender charges.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  49
                                                         -----------------------

Your death benefit option will determine how your policy is affected by a reduction in the face amount due to a partial withdrawal:

o under Option 1, a partial withdrawal will typically cause an immediate reduction in your policy's face amount

o under Option 2, a partial withdrawal will not reduce your policy's face amount, as long as your policy account value is higher than the current benchmark value. However, the amount of your death benefit will decline with each partial withdrawal.

When you reduce your policy's face amount, we reduce the premiums, benefits and certain charges that are calculated using the face amount. These include:

o     your basic scheduled premium

o     your policy's benchmark values

o     surrender charges

o     policy account value

o     your monthly deductions

o     the variable insurance amount, and

o     any additional rider coverage.

We will send you new policy pages reflecting the changes resulting from your reduction in the face amount.

Reducing the face amount of your policy may have tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. See Tax considerations.

You cannot increase the face amount of your Park Avenue Life policy.

      Partial withdrawals
--------------------------------------------------------------------------------
      After the first year of your policy, you may withdraw part of your policy's net cash surrender value. The minimum net partial withdrawal is $500.

PARTIAL WITHDRAWALS

After the first year of your policy, you may withdraw part of your policy's net cash surrender value. You must make your request for withdrawal in writing, and the insured must be alive when you make the withdrawal. The minimum net partial withdrawal is $500.

If we approve your request, it will be effective as of the business day we receive it at our executive office. The proceeds will normally be paid within seven days of the time we receive your request. We will not approve or process a partial withdrawal if, after all related charges:

o your cash surrender value would be less than the benchmark value as of the date of your withdrawal, or

o     your policy would have no net cash surrender value.

We will tell you if these conditions apply.


-----------------------
50  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

For the purpose of making partial withdrawals, your policy's benchmark value will be calculated as follows:

o if you make a partial withdrawal on your policy anniversary, the benchmark value on that date will include the amount of your basic scheduled premium payable during the guaranteed premium period for the current face amount of your policy


o if your partial withdrawal is not made on your policy anniversary, the benchmark value will be a figure, determined by linear interpolation, between the amount calculated at your last policy anniversary plus the basic scheduled premium payable during the guaranteed premium period for the current face amount of your policy, and the benchmark value on your next policy anniversary.


For each partial withdrawal we will charge you $25 or 2% of the amount of your withdrawal, whichever is lower, in addition to any surrender charges that may apply. This covers our administrative costs.

We will deduct the amount of your withdrawal and any charges as follows:

o     first, from the variable investment options that you specify

o if this amount is insufficient to meet your withdrawal request plus applicable charges, or you have not specified a particular variable investment option, then proportionately from the other variable investment options in which your policy is invested

o if these amounts are still insufficient to meet your withdrawal request, the remainder of the withdrawal will be deducted from your policy account value in the fixed-rate option.

In addition to reducing your net cash surrender value, partial withdrawals reduce the amount of your policy's death benefit on a dollar-for-dollar basis, as follows:

o under Option 1, each partial withdrawal will typically cause an immediate equal reduction in the face amount

o under Option 2, the reduction in your death benefit will generally be the same as the reduction in your policy's net cash surrender value.

The tax consequences of making partial withdrawals are discussed under Tax considerations.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  51
                                                         -----------------------

      Surrendering your policy
--------------------------------------------------------------------------------
      You may surrender your policy for its net cash surrender value while the insured is alive. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request.


SURRENDERING YOUR POLICY

You may surrender your policy for its net cash surrender value while the insured is alive. We will calculate your policy's net cash surrender value on the business day we receive your written request, which must include your policy, or an acceptable affidavit confirming that you've lost your policy, at our executive office. Your policy's net cash surrender value will normally be paid within seven days of the time we receive your request. Your policy's net cash surrender value will be calculated as follows:

o your policy account value, including any amount held in the Loan Collateral Account, minus

o     any surrender charge, minus

o     any outstanding policy debt, plus

o any policy premium assessments that you have paid beyond the next monthly date

--------------------------------------------------------------------------------
EXAMPLE

Surrender in policy year 5
--------------------------------------------------------------------------------
Male insured, Age 35
--------------------------------------------------------------------------------
Preferred Plus Premium Class
--------------------------------------------------------------------------------
Face Amount: $250,000
--------------------------------------------------------------------------------
Annual Policy Premium: $2,030
--------------------------------------------------------------------------------
Assuming, 6% hypothetical gross return: (4.56% net return)
(See Appendix A)
--------------------------------------------------------------------------------

Policy Account Value                                       $ 7,797
-----------------------------------------     ----------------------------------
Surrender Charge                                            (2,265)
-----------------------------------------     ----------------------------------
Policy Debt                                                      0
-----------------------------------------     ----------------------------------
Pre-paid Policy Premium Assessments                              0
-----------------------------------------     ----------------------------------
Net Cash Surrender Value                                   $ 5,532

--------------------------------------------------------------------------------

All insurance coverage will end on the day we calculate your policy's net cash surrender value. For a discussion of the tax consequences of surrendering your policy, see Tax considerations.


-----------------------
52  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

      Transfers between the investment options
--------------------------------------------------------------------------------
      You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

TRANSFERS BETWEEN THE INVESTMENT OPTIONS

You may ask us to transfer your policy account value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the business day on which we receive your instructions, either in writing or by telephone. You can request a transfer by writing to our executive office or by calling 1-800-935-4128. Written requests that are received after 4:00 p.m. New York time will be effective on the next business day. Before you can request transfers over the telephone, you must first send us a written authorization form.

Your policy account value may not be invested in more than seven of our allocation options at any one time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower. If you make more than twelve transfers within a policy year, we reserve the right to charge you $25 for each additional transfer. We also reserve the right to limit you to one transfer every 30 days. We do not currently charge for additional transfers. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below.

We will accept transfer instructions by telephone between 9:00 a.m. and 3:30 p.m. New York time on each business day. We will ask callers to provide identification and a personal security code for the policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, you bear the risk of any losses caused by unauthorized or fraudulent telephone transactions.

The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.

TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your policy account value out of the fixed-rate option once each policy year. We must receive your request within 30 days of your policy anniversary. If we receive your request in the 30 days before your policy anniversary, we will make the transfer on your policy anniversary. If we receive your request in the 30 day period after your policy anniversary, we will make the transfer on the business day we receive your request. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  53
                                                         -----------------------

When you request a transfer from the fixed-rate option, the amounts that you have held in the fixed-rate option longest will be withdrawn first.

The maximum that you may transfer out of the fixed-rate option each policy year is either 33 1/3% of your allocation in the fixed-rate option on the policy anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount.

      Dollar cost averaging
--------------------------------------------------------------------------------
      Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

DOLLAR COST AVERAGING TRANSFER OPTION


Under this option, you transfer the same dollar amount from The Guardian Cash Fund to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging, you purchase more units in the variable investment options when their share prices are low, and fewer units when prices are higher. In this way, dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made, but cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.


The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in, and it must remain in effect for at least 12 months. Amounts will be transferred automatically on each monthly date from The Guardian Cash Fund into the variable investment option or options you have chosen.

Before the program can begin, you must submit an authorization form. Your policy account value in The Guardian Cash Fund also must equal your monthly transfer amount multiplied by the number of months you have chosen (for example, $100 per month x 12 months = $1,200). We will tell you if you have not met this requirement, and will not begin the program until you have. You can extend the dollar cost averaging program beyond the initial number of months chosen by adding to your policy account value in The Guardian Cash Fund.


-----------------------
54  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

We will stop your dollar cost averaging program when:


o the period of time listed on your dollar cost averaging authorization form ends, or


o your policy account value in The Guardian Cash Fund is insufficient to cover your monthly investment in the variable investment options you have chosen. If this happens we will divide what you do have in the variable investment option investing in The Guardian Cash Fund among the variable investment options you have chosen, leaving a balance of zero in The Guardian Cash Fund

o you tell us in writing to end the program, and we receive this notice at least three days before the next monthly date

o     your policy lapses or you surrender it, or

o     a policy value option takes effect.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at least three days before your policy's next monthly date.

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under Death benefit options, and is payable when we receive proof that the insured has died while the policy was in effect. It will include:

o     the death proceeds based on the death benefit option you have chosen, plus

o any policy premium assessments paid for coverage beyond the monthly date after the insured's death, plus

o the proceeds of any coverage you have added to your policy through riders, minus

o     any outstanding policy debt.

If your policy premium is overdue and the insured dies during the grace period, we will calculate the death benefit as though the premium had been paid when due and then deduct the amount that covered the period up to the policy month of the insured's death.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  55
                                                         -----------------------

If the person insured is attained age 100 or older at death, the death proceeds will be the policy account value minus any policy debt as of the date of death.

The death proceeds paid to the beneficiaries may also be adjusted if:


o     the age or sex listed on the policy application is incorrect,

o the insured commits suicide within two years of either the policy's issue date, or the date a change in the death benefit from Option 1 to Option 2 (but only for any increase in the death benefit over your policy's face amount that was a result of the change) takes effect, or


o     there are limits imposed by riders to the policy.

The amount of all other transactions will be calculated at the end of the business day on which we receive the necessary instructions, information or documentation at our executive office.

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:


o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted,


o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable, or

o when one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest of at least 3% per year on payments that we delay for 30 days or more. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.


-----------------------
56  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
-----------------------

      Policy value options
--------------------------------------------------------------------------------
      Policy value options allow you to continue insurance coverage with a reduced amount of insurance if your policy has lapsed but has a cash surrender value. If you choose to continue coverage under a policy value option, you have three choices, as described in the accompanying text.

POLICY VALUE OPTIONS


Policy value options allow you to continue insurance coverage with a reduced amount of insurance if your policy has lapsed but has a cash surrender value. Your other options in this situation are to:


o request payment of your net cash surrender value, in which case your insurance coverage will end, or

o     reinstate your policy, by following the required conditions (see
      Reinstatement).

If you choose to continue coverage under a policy value option, you have three choices, as described below. Each option has certain restrictions and offers a different level of coverage. Contact your agent or us for details.

Policy Value Option A (non-participating fixed benefit extended term insurance) is the automatic option if you do not request payment of your net cash surrender value, reinstate your policy, or choose another option. It provides coverage for a limited term. It is not available if your policy was issued in premium class 3 or higher, or if we have imposed temporary rating charges. No further premiums will be due, no unscheduled payments or partial withdrawals will be permitted and no further monthly deductions will be taken when Option A is in force.

Policy Value Option B (non-participating fixed reduced paid up insurance) will be used if you do not qualify for Option A, or if Option B would provide the same or greater insurance coverage than Option A. It provides lifetime coverage. No further premiums will be due and no unscheduled payments are permitted under Policy Value Option B. We will deduct the monthly cost of insurance charge and any partial withdrawal charges from the fixed-rate option when Option B is in force.

Policy Value Option C (non-participating variable reduced paid-up insurance) continues coverage for the lifetime of the insured. Because this option allows you to invest in both the variable and fixed-rate investment options, your death benefit may reflect the performance of the variable investment options.

The initial death benefit is the coverage that you could have bought for the policy's cash surrender value on the default date, for the attained age, sex and premium class of the insured.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  57
                                                         -----------------------

To qualify for this option, the insured under your policy must have been in a standard or better premium class for at least one year from the date your policy was issued, and your cash surrender value must be at least $10,000 on the default date. If you apply for Option C and do not qualify, you will be provided coverage under Policy Value Option B.

Under Option C, you may continue to make transfers among the variable investment options and the fixed-rate option, as with your original Park Avenue Life policy. Unlike your original policy, this option does not have a guaranteed minimum death benefit. If your variable investment options perform poorly, or if you take partial withdrawals or loans from Option C, the death benefit may be reduced or eliminated. If the cash value of your policy declines to zero, there will be no death benefit and this option will lapse.

You do not make premium payments and you cannot make unscheduled payments under Option C. We will deduct the monthly cost of insurance charge, and any partial withdrawal or transfer charges, from the value of your Option C policy. If your policy had outstanding loans or interest when it lapsed, you may ask us to deduct these from the value of the investments held in your policy before we transfer your investments to the fixed rate option. If you choose not to repay any outstanding loans or interest when this option takes effect, or if you take out new loans, these will be governed by your Park Avenue Life policy's rules regarding policy loans.

      Surrendering a policy value option
--------------------------------------------------------------------------------
      You may surrender a policy value option for its current net cash surrender value if the insured is still alive. The amount that you will receive is based on your option's cash value minus any outstanding policy debt.

Surrendering a policy value option

You may surrender a policy value option for its current net cash surrender value if the insured is still alive. The amount that you will receive is based on your option's cash value minus any outstanding policy debt. The cash values for the different policy value options are calculated as follows:

o for Option A the cash value is the then present value of insurance currently provided

o for Option B the cash value is the total value of the fixed-rate option and the Loan Collateral Account

o for Option C the cash value is the total value of the fixed-rate and variable investment options, and the Loan Collateral Account


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58  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
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

      Exchanging a Policy
--------------------------------------------------------------------------------
      During the first 24 policy months, you may exchange your Park Avenue Life policy for a fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements.

FIXED-BENEFIT INSURANCE DURING THE FIRST 24 MONTHS

During the first 24 policy months, you may exchange your Park Avenue Life policy for a fixed-benefit whole life policy issued by us or one of our affiliates, without having to prove that the insured meets our insurance requirements. Under the new policy, your policy value will be held in the issuer's general account. Your face amount will be the same as under your Park Avenue Life policy on the date you make the exchange. The insured's age when the Park Avenue Life policy took effect will also be carried over. Before you can make any exchange, however, you must repay any outstanding policy debt on your Park Avenue Life policy.

Depending on the amount being applied to the new policy, there may be a cost or a credit to be paid. The amount being applied to the new policy is calculated as the greater of:

o the cumulative premiums for your new policy with interest at 6% minus the cumulative policy premiums for your Park Avenue Life policy with interest at 6%, or

o the guaranteed cash value of the new policy, minus the cash surrender value of your Park Avenue Life policy on the exchange date. The cash value of your new policy will depend on its face amount, premium class, and the insured's sex and his or her age on the original policy date.

If the greater of these two amounts is less than zero, the issuer of the new policy will pay you an exchange credit. If it is greater than zero, you will have to pay the issuer of your new policy the exchange cost.

The new policy will be issued and effective either on the business day that we receive your written exchange request at our executive office along with your policy, or on the date that any exchange cost owing is received by the issuer of your new policy, whichever is later.

If you have waiver of premium or accidental death benefit riders attached to your Park Avenue Life policy, these can also be transferred to your new policy. Other rider benefits are available only with the consent of the issuer of your new policy.

You should consult with legal and tax advisers before exchanging your policy.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  59
                                                         -----------------------

      Payment options
--------------------------------------------------------------------------------
      You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options specified in the accompanying text.

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options listed below. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries may choose the payment options, up to one year after the insured's death. If you are surrendering your policy, you have 60 days after the proceeds of your policy become payable within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.


The proceeds of your policy must be paid to a "natural person". Payments will not be made to his or her estate if they die before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens.


The proceeds that we hold in order to make payments under one of the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option.

Under Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Under Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.


-----------------------
60  P R O S P E C T U S                           S P E C I A L  F E A T U R E S
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

Under Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees. The minimum amount of each payment will include interest at 3% per year.


Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).


Your policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6, as well as the amount we pay if the payee cancels a payment option.


                                                         -----------------------
S P E C I A L  F E A T U R E S                           P R O S P E C T U S  61
                                                         -----------------------

--------------------------------------------------------------------------------
      TAX CONSIDERATIONS
--------------------------------------------------------------------------------


THIS DISCUSSION of tax considerations for your Park Avenue Life policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of the federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your policy is in force. If you are interested in purchasing a policy, taking a policy loan or effecting policy transactions, you should consult a legal or tax adviser regarding your particular circumstances.
--------------------------------------------------------------------------------
      Tax status
--------------------------------------------------------------------------------
      To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in
      Section 7702 of the Internal Revenue Code. For example, the underlying investments must be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.


TAX STATUS OF THE POLICY


In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a life insurance policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a policy, particularly so with respect to policies issued on an unsured who does not meet our standard insurance requirements. Nevertheless, we believe it is reasonable to conclude that your policy should satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.


In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Park Avenue Life policy, such as your flexibility to allocate premiums and the policy account value, have not been explicitly addressed in published rulings. While we believe that the policy does not give policyowners investment control over the Separate Account's assets, we reserve the right to modify the policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the policy.

In addition, the Code requires that the investments of the investment divisions of our Separate Account be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.


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62  P R O S P E C T U S                       T A X  C O N S I D E R A T I O N S
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



      Treatment of policy proceeds
--------------------------------------------------------------------------------
      We believe that the death benefits under your policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies.


TREATMENT OF POLICY PROCEEDS


We believe that the death benefits under your policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is not subject to federal income tax, but may be subject to federal estate taxes or generation skipping taxes.



Partial withdrawals, surrenders and policy loans all result in money being taken out of your policy before the insured dies. How this money is taxed depends on whether your policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premium payments made during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a modified endowment contract. You should consult with a competent tax adviser to determine whether a policy transaction will cause your policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:


o money that you withdraw from your policy will generally be taxed only if the total that you withdraw exceeds your "basis" in the policy - which is generally equal to the total amount that you have paid in premiums. The difference between what you have put in and what you take out will be taxed as ordinary income. When you withdraw money from your policy, your basis is reduced by any amount withdrawn that is not taxed


o if you surrender your policy, you will generally be taxed only on the amount by which the value of your policy, including any policy debt, is greater than your basis in the policy. The tax consequences of surrendering your policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible


o policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your policy lapses while you have an outstanding policy loan, you may have to pay tax on the amount that you still owe to your policy. The tax consequences of a policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small. You should consult a tax adviser regarding these consequences.



                                                         -----------------------
T A X  C O N S I D E R A T I O N S                       P R O S P E C T U S  63
                                                         -----------------------

If your policy is considered a modified endowment contract:


o all distributions other than death benefits, including partial withdrawals, surrenders, assignments and policy loans, will be treated first as distributions of gain taxable as ordinary income, and as a tax free recovery of basis only after all the gain in the contract has been distributed


o all modified endowment contracts issued by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution

o a 10% penalty tax will also apply to any taxable distribution unless it is made to a taxpayer who is 59 1/2 years of age or older; is attributable to a disability; or is received as substantially equal periodic payments made over the life of the taxpayer, or the life of the taxpayer and a beneficiary.

EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another, as long as the same person is being insured. Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. Your policy may also lose any "grandfathering" privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy. You should consult with a tax adviser if you are considering exchanging any life insurance policy.

POLICY CHANGES


We will make changes to policies and their riders where necessary to attempt to ensure that they continue to qualify as life insurance under the Internal Revenue Code, and policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators.


Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Park Avenue Life policy, please consult a legal or tax adviser.


-----------------------
64  P R O S P E C T U S                      T A X   C O N S I D E R A T I O N S
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

      Transfer taxes
--------------------------------------------------------------------------------
      If you are both the policyowner and the insured, the death benefit under your Park Avenue Life policy will generally be included in the value of your gross estate for federal estate tax purposes. If the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES


If you are both the policyowner and the insured, the death benefit under your Park Avenue Life policy will generally be included in the value of your gross estate for federal estate tax purposes. If you are not the insured, the value of the policy will be included in your gross estate.

Also, if the beneficiary of the policy is someone who is two or more generations younger than the policyowner, the generation-skipping transfer (GST) tax may be imposed on the death benefit.



The individual situation of a policyowner or beneficiary will determine how the ownership of a policy or the receipt of policy proceeds will affect their tax situation. Because the rules are complex, a legal or tax adviser should be consulted for specific information.

OTHER TAX CONSEQUENCES

Park Avenue Life policies can be used in various ways, including:

o     as non-qualified deferred compensation or salary continuance plans

o     in split-dollar insurance plans

o as part of executive bonus plans, retiree medical benefits plans, or other similar plans.

The tax consequences of these plans will vary depending on individual arrangements and circumstances. We recommend that anyone considering buying a Park Avenue Life policy with the expectation of favorable tax consequences should consult with a qualified tax adviser before investing.

In addition, new rules have recently been passed by Congress relating to life insurance owned by businesses. Any business should consult with a qualified tax adviser before buying a policy, and before making any changes or transactions under the policy.

                                                         -----------------------
T A X   C O N S I D E R A T I O N S                      P R O S P E C T U S  65
                                                         -----------------------

      Possible tax law changes
--------------------------------------------------------------------------------
      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

GIAC'S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life.

We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the policy.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation skipping transfer taxes unless you tell us in writing that these taxes are not required.


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66  P R O S P E C T U S                      T A X   C O N S I D E R A T I O N S
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

--------------------------------------------------------------------------------
      RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

      Assigning policy rights
--------------------------------------------------------------------------------
      You may assign the rights under your Park Avenue Life policy to another person or business, subject to certain restrictions discussed in the accompanying text.

ASSIGNING THE RIGHTS TO YOUR POLICY

You may assign the rights under your Park Avenue Life policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, the entity or person to whom you are assigning your rights, and your policy's beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the assignment of your policy's rights is legally valid.

The entity or person to whom you assign your rights may exercise all rights granted under the policy except the right to:

o     change the policyowner or beneficiary


o     change a payment option,


o direct where your net premiums will be invested or make transfers among the fixed-rate and variable investment options.

VOTING RIGHTS

As explained in The variable investment options, we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds' shareholders.

Where we are required to by law, we will vote fund shares based on the instructions we receive from Park Avenue Life policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund's directors, part of your policy account value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders' meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund, by the net asset value of the variable investment option's shares on that date.


                                                         -----------------------
R I G H T S   A N D  R E S P O N S I B I L I T I E S     P R O S P E C T U S  67
                                                         -----------------------

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund's investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners' voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund's investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See Rights reserved by GIAC. If a vote is required, you will be given one vote for every $100 of your policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners.

You do not have the right to vote on the operations of the fixed-rate option.

      Incontestability
--------------------------------------------------------------------------------
      Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due.

LIMITS TO GIAC'S RIGHT TO CHALLENGE A POLICY

Incontestability

Generally, we cannot challenge your policy once it is in force, or has been reinstated, for two years, provided you have paid your premiums when they are due. If you change your policy's death benefit from Option 1 to Option 2, we have two years to challenge any increase in the death benefit that results from this change. If we are successful in our challenge, your death benefit will revert to what it would have been under Option 1.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the policy and any rider premium payment, using the correct age or sex. Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Park Avenue Life policy with the same benefits for men and women.


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68  P R O S P E C T U S      R I G H T S  A N D  R E S P O N S I B I L I T I E S
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

Suicide exclusion

If the insured commits suicide within two years of the policy's issue date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of i) the net cash surrender value as of the date of death, or ii):

o     the policy premiums paid, plus

o     any unscheduled payments made, minus

o     any policy debt, minus


o     any partial withdrawals and any related charges.


If the insured commits suicide within two years of an increase in your policy's death benefit due to a change from Option 1 to Option 2, the death benefit will be limited to the original death benefit under Option 1, plus the additional cost of insurance charges paid for the increased death benefit.

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of Park Avenue Life policyowners and their beneficiaries, or are appropriate for the policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

o     operating the Separate Account in any form permitted by law

o taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act

o     de-registering the Separate Account under the 1940 Act

o transferring the assets from one division of the Separate Account into other divisions, or to one or more Separate Accounts, or to our general account, and adding, combining, or removing investment divisions in the Separate Account

o substituting the shares of one mutual fund held through the Separate Account for shares of a different class in the same mutual fund, shares of a different mutual fund, or any other investment allowed by law

o adding to, suspending or eliminating your ability to direct how your net premiums are invested, or to transfer your investments among the variable investment options or the fixed-rate option

o changing the way we make deductions or collect charges, consistent with the limits outlined in the policy


                                                         -----------------------
R I G H T S   A N D  R E S P O N S I B I L I T I E S     P R O S P E C T U S  69
                                                         -----------------------

o changing the policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the policy

o making any changes necessary to the policy so that it conforms with any action we are permitted to take.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See Transfers.

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your policy by returning it with a written cancellation notice to either our executive office or the agent from whom you bought the policy. You must do this within the later of:

o     10 days of receiving your policy, or

o     45 days of signing Part 1 of your completed policy application

Longer periods may apply in some states. If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums and unscheduled payments you have made towards your policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.


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70  P R O S P E C T U S      R I G H T S  A N D  R E S P O N S I B I L I T I E S
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

--------------------------------------------------------------------------------
      OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICY AND OTHER CONTRACTUAL ARRANGEMENTS


We have an agreement with Guardian Investor Services Corporation (GISC) for GISC to act as the principal underwriter of Park Avenue Life policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GISC is a broker-dealer registered under the Securities and Exchange Act of 1934, and a member of the National Association of Securities Dealers. Under this agreement we paid through GISC for the sale of products issued by the Separate Account a total of $2,603,576 in 1997, $3,193,282 in 1998 and $3,511,369 in 1999. GISC is a New York corporation.


Agents and commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GISC, or of broker-dealer firms which have entered into agreements with GIAC and GISC to sell Park Avenue Life policies. Our agents receive a maximum sales commission of:

o     50% of the policy premium paid for the first policy year, then

o     5% of the policy premiums paid for policy years two through ten, and


o     2% of the policy premiums paid for policy years thereafter.


In addition, GIAC pays a commission of no more than:

o     3.5% of each unscheduled payment in the first ten policy years, and


o     2% of any unscheduled payments thereafter.


We may also compensate our agents in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Park Avenue Life policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.


                                                         -----------------------
O T H E R   I N F O R M A T I O N                        P R O S P E C T U S  71
                                                         -----------------------

Other agreements

We have entered into several other agreements, including:

o an agreement with Value Line, Inc. under which we are compensated for marketing the Value Line Centurion Fund and the Value Line Strategic Asset Management Trust to our policyowners


o an agreement with MFS, AIM, American Century and Janus Capital under which we are compensated for certain administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management.


--------------------------------------------------------------------------------
Communications we'll send you

Shortly after your policy anniversary each year, we will send you an updated statement showing the following information:

o     the amount of your current death benefit

o the instructions we have on file regarding where to invest your net premiums, and how much you have invested in each of the investment options

o your policy account value, cash surrender value, net cash surrender value, and benchmark value

o the amount you have paid in policy premiums and unscheduled payments, and the charges that we have deducted, since the last anniversary of your policy

o a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement

o     the total of any outstanding policy debt that you owe us, and

o     the interest rate for investments held in the fixed-rate option.

Twice a year we will also send you reports containing the financial statements of the mutual funds and the Separate Account through which you invest in these funds. Of these reports, the annual reports will contain audited financial statements.

We will confirm in writing receipt of your policy premiums and any unscheduled payments, transfers or other transactions. We will also write you to request a premium or loan repayment to keep your policy from lapsing.
--------------------------------------------------------------------------------

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS

Where state insurance laws allow us to, we may sell Park Avenue Life policies under a group or sponsored arrangement.

A group arrangement is one in which a group of individuals is covered under a single policy. This might be arranged, for example, by an employer, a trade union, or a professional association.

A sponsored arrangement is one in which we are allowed to offer members of a group, such as employees of a company or members of an association, insurance policies on an individual basis.

We may reduce or eliminate certain deductions and charges outlined in this prospectus for policies bought under group or sponsored arrangements. We may, for instance, sell policies without surrender charges and/or with reduced or eliminated fees and charges to employees, officers, directors and agents of Guardian Life and its subsidiaries and their immediate family members. We may reduce or waive policy charges and deductions in accordance with the rules in effect as of the date an application for a policy is approved.


-----------------------
72  P R O S P E C T U S                        O T H E R   I N F O R M A T I O N
-----------------------

In addition, GIAC may permit groups and persons purchasing under a sponsored arrangement to apply for simplified issue and multi-life underwriting. To qualify for a reduction in the policy's charges or deductions certain criteria must be met. These may include:

o     the size of the group

o     the expected number of participants

o     the expected amount of premium payments.

The amount of any reduction in charges or deductions and the criteria to qualify for a reduction will reflect our reduced cost of selling and/or maintaining the policies in group or sponsored arrangements.

From time to time we may change the amount of any reduction in charges or deductions, or the criteria that a group must meet to qualify for these reductions. Any change will be made on a non-discriminatory basis.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Park Avenue Life policy estimates different risks for men and women in establishing a policy's premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying Park Avenue Life policies in connection with insurance or benefits programs should consult with their legal advisers to determine if the policy is appropriate for this purpose.

ADVERTISING PRACTICES

In our advertisements and sales materials for Park Avenue Life policies we may include:

o articles or reports on variable life insurance in general, or Park Avenue Life specifically, and any other information published in business or general information publications.

o relevant indices or rankings of investment securities or similar groups of funds

o comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies, and

o comparisons with other investments, including those guaranteed by various governments.


                                                         -----------------------
O T H E R   I N F O R M A T I O N                        P R O S P E C T U S  73
                                                         -----------------------

We may use the past performance of the variable investment divisions and funds to promote the policies. These data are not indicative of the future performance of the funds or the policies, or the investment experience of individual policyowners.

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GISC and others in the investment industry. We may also refer to past, current, or prospective economic trends and investment performance, and any other information that may be of interest.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards for sales and service of individually sold life insurance and annuities.


LEGAL PROCEEDINGS

We are not currently involved in any legal proceedings that would threaten our financial position or that of the Separate Account.

LEGAL MATTERS

The legal validity of the Park Avenue Life policy, as described in this prospectus, has been confirmed by Richard T. Potter, Jr., Vice President and Counsel of GIAC.

REGISTRATION STATEMENT

We have omitted some information from this prospectus, which is contained in our registration with the Securities and Exchange Commission (SEC), relating to the Separate Account and the Park Avenue Life policy. You can obtain this information by contacting the SEC's main office in Washington, DC, and paying the required fee.


FINANCIAL STATEMENTS

The GIAC consolidated basis financial statements contained in this prospectus should only be used to determine our ability to meet our obligations under the Park Avenue Life policies, and not as an indication of the investment experience of the Separate Account.


FINANCIAL AND ACTUARIAL EXPERTS


-----------------------
74  P R O S P E C T U S                        O T H E R   I N F O R M A T I O N
-----------------------

The consolidated financial statements of GIAC as of December 31, 1999 and December 31, 1998 and for each of the three years in the period ended 1999 and financial statements of the Separate Account as of December 31, 1999 and for the period ended December 31, 1999 and 1998 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at 1177 Avenue of the Americas, New York, New York 10036.


The actuarial matters contained in this prospectus have been examined by Charles
G. Fisher, FSA, Vice President and Actuary of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.


                                                         -----------------------
O T H E R   I N F O R M A T I O N                        P R O S P E C T U S  75
                                                         -----------------------

GIAC'S MANAGEMENT


The directors and officers of GIAC are named in the following table together with information about their principal occupations and affiliations during the past five years. The business address of each director and officer is 7 Hanover Square, New York, New York 10004. The "Guardian Fund Complex" referred to in the biographical information is comprised of (1) The Guardian Variable Contract Funds, Inc. (2) The Guardian Bond Fund (3) The Guardian Cash Fund (4) The Park Avenue Portfolio (a series trust that issues its shares in nine series) and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).

Name                         Title                    Business History
------------------------------------------------------------------------------------------------------------------------------------

Joseph A. Caruso             Vice President           Vice President and Corporate Secretary, The Guardian Life
                             and Secretary            Insurance Company of America 3/96 - present; Second Vice President and
                                                      Corporate Secretary 1/95 - 2/96; Vice President and Secretary, Guardian
                                                      Investor Services Corporation, Secretary, Guardian Asset Management
                                                      Corporation, Guardian Baillie Gifford Limited, Park Avenue Securities LLC and
                                                      various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Philip H. Dutter             Director                 Management Consultant (self-employed). Director of The Guardian Life Insurance
                                                      Company of America 3/88 - present. Director of Guardian Investor Services
                                                      Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Earl C. Harry                Treasurer                Treasurer, The Guardian Life Insurance Company of America 11/96 - present.
                                                      Assistant Treasurer prior thereto. Treasurer of Guardian Investor Services
                                                      Corporation, Park Avenue Securities LLC and Guardian Asset Management
                                                      Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Arthur V. Ferrara            Director                 Retired. Former Chairman of the Board and Chief Executive Officer, The
                                                      Guardian Life Insurance Company of America 1/93 - 12/95; Director 1/81 -
                                                      present. Director (Trustee) of Guardian Investor Services Corporation,
                                                      Guardian Asset Management Corporation, Gabelli Capital Asset Fund, Park Avenue
                                                      Securities LLC and various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Charles G. Fisher            Vice President           Second Vice President and Actuary, The Guardian Life Insurance Company of
                             and Actuary              America.
------------------------------------------------------------------------------------------------------------------------------------
Leo R. Futia                 Director                 Retired. Former Chairman of the Board and Chief Executive Officer, The
                                                      Guardian Life Insurance Company of America; Director 5/70 - present. Director
                                                      (Trustee) of Guardian Investor Services Corporation, Park Avenue Securities
                                                      LLC and various mutual funds within the Guardian Fund Complex. Director
                                                      (Trustee) of various mutual funds sponsored by Value Line, Inc..
------------------------------------------------------------------------------------------------------------------------------------
Peter L. Hutchings           Director                 Executive Vice President and Chief Financial Officer, The Guardian Life
                                                      Insurance Company of America 5/87 - present. Director of Guardian Investor
                                                      Services Corporation, Park Avenue Securities LLC and Guardian Asset Management
                                                      Corporation.
------------------------------------------------------------------------------------------------------------------------------------


-----------------------
76  P R O S P E C T U S                        O T H E R   I N F O R M A T I O N
-----------------------



Name                         Title                    Business History
------------------------------------------------------------------------------------------------------------------------------------
Frank J. Jones               Executive Vice           Executive Vice President and Chief Investment Officer, The Guardian Life
                             President,               Insurance Company of America, Director, Guardian Investor Services
                             Chief Investment         Corporation, Guardian Baillie Gifford Limited, Park Avenue Securities LLC;
                             Officer, and             Director and President Guardian Asset Management Corporation. Executive Vice
                             Director                 President, GIAC Funds, Inc.. Officer of various mutual funds within the
                                                      Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Edward K. Kane               Executive                Executive Vice President, The Guardian Life Insurance Company of America
                             Vice President           1/97 - present; Senior Vice President and General Counsel prior thereto.
                             and Director             Director, Guardian Asset Management Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Bruce C. Long                Director and             Senior Vice President, The Guardian Life Insurance Company of America,
                             Executive Vice           9/99 - present; President, New England Annuities, 2/94 - 6/99. Director and
                             President, Equity        President, Guardian Investor Services Corporation; Director, Guardian Baillie
                             Products                 Gifford Limited.
------------------------------------------------------------------------------------------------------------------------------------
Frank L. Pepe                Vice President           Vice President and Controller, Equity Products, The Guardian Life Insurance
                             and Controller           Company of America 1/96 - present; Second Vice President and Controller,
                                                      Equity Products prior thereto. Vice President and Controller of Guardian
                                                      Investor Services Corporation. Vice President and Treasurer, GIAC Funds, Inc..
                                                      Officer of various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Richard T. Potter, Jr.       Vice President           Vice President and Equity Counsel, The Guardian Life Insurance Company
                             and Counsel              of America 1/96 - present; Second Vice President and Equity Counsel prior thereto. Vice President and Counsel of Guardian Investor Services Corporation.
                                                      Counsel of Guardian Asset Management Corporation, Park Avenue Securities LLC
                                                      and various mutual funds within the Guardian Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Joseph D. Sargent            President,               President, Chief Executive Officer and Director The Guardian Life Insurance
                             Chief Executive          Company of America 1/96 - present; President prior thereto; Director 1/93 -
                             Officer and              present. Chairman of the Board of Guardian Investor Services Corporation and
                             Director                 Guardian Asset Management Corporation and various mutual funds within the
                                                      Guardian Fund Complex. Director of Guardian Baillie Gifford Limited and Park
                                                      Avenue Securities LLC.
------------------------------------------------------------------------------------------------------------------------------------
William C. Warren            Director                 Retired. Dean Emeritus, Columbia Law School. Former Chairman of the Board,
                                                      Sandoz, Inc.; Director of The Guardian Life Insurance Company of America since
                                                      1/57; Director, Park Avenue Securities LLC and Director of Guardian Investor
                                                      Services Corporation.
------------------------------------------------------------------------------------------------------------------------------------


No officer or director of GIAC receives any compensation from the Separate Account. No separately allocable compensation has been paid by GIAC, or any of its affiliates, to any person listed above for services rendered to the Separate Account.


                                                         -----------------------
O T H E R   I N F O R M A T I O N                        P R O S P E C T U S  77
                                                         -----------------------

--------------------------------------------------------------------------------
      SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Age

The insured's age on his or her birthday closest to the date the policy takes effect.

Attained age


The insured's age plus the number of policy years completed since the policy date.


Basic scheduled premium

A regularly scheduled payment that you must make in order to keep your policy in force. It is set out in your policy and does not include charges for any additional coverage provided by riders that you may add to your policy, or rating charges if the insured does not meet our insurance requirements for standard insurance when we issue your policy.

Benchmark value

Benchmark value is a hypothetical measure we use to assess the adequacy of the funding level in your policy account over time. It is based on assumptions about the basic scheduled premium and insurance charges you would pay, as well as the net rate of return your account would be expected to earn. Benchmark values for each policy anniversary date are set out in the policy.

During the guaranteed premium period, the benchmark value is the greater of 1) your tabular account value and 2) the amount that would cause your policy account value to at least equal the benchmark value at the end of the guaranteed premium period, assuming that:

o the policyowner paid basic scheduled premiums, when due, throughout the guaranteed premium period

o     the policy had a face amount of $250,000 and premiums were paid annually

o     we charged the current cost of insurance charges, and


o the policy account value earned an annual gross return of 6.59% throughout the guaranteed premium period.


After the guaranteed premium period, the benchmark value is the greater of 1) your tabular account value plus the product of 0.955 and the difference between the maximum basic scheduled premium and the basic scheduled premium payable during the guaranteed premium period for the current face amount, and 2) the amount that


-----------------------
78  P R O S P E C T U S                                S P E C I A L   T E R M S
-----------------------
would cause your policy account value to at least equal your policy's face amount on the policy anniversary nearest the insured's 100th birthday, assuming that:

o the policyowner paid basic scheduled premiums for the current face amount until the policy anniversary nearest the insured's 100th birthday

o     the policy had a face amount of $100,000 and premiums were paid monthly


o the policyowner paid all basic scheduled premiums, made no unscheduled payments and took no loans or withdrawals


o we charged the current cost of insurance charges and the maximum rate of any other charges and deductions, and


o the policy account value earned an annual net return of 4% throughout the life of the policy.


To calculate the benchmark value on a given day, we will take the benchmark values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that the date is between these anniversaries.

Business day

A day on which the New York Stock Exchange or its successor is open for trading and GIAC is open for business. GIAC's close of business is 4 p.m. New York time.

Face amount or Guaranteed insurance amount

The minimum amount that you will receive on the death of the insured, until the policy anniversary closest to the insured's 100th birthday, as long as:

o you pay all policy premiums when they are due, except those skipped under the Premium Skip Option

o     you don't make any partial withdrawals, and

o     you don't have any policy debt outstanding.

The Guaranteed Insurance amount is set out in your policy. The minimum for a policy is currently $100,000.

Guaranteed premium period

The period during which your basic scheduled premiums will remain the same. This period begins on the policy date and ends on the later of the policy anniversary closest to the insured's 70th birthday or the 10th policy anniversary.


                                                         -----------------------
S P E C I A L   T E R M S                                P R O S P E C T U S  79
                                                         -----------------------

Internal revenue code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue date

The date your policy is issued at GIAC's Executive Office.

Monthly date

The same date in each month as the policy date, or the last day of a month if that is earlier.

Net amount at risk

The difference between the policy account value and the amount that you would be paid under the policy's death benefit.

Policy anniversary

The same date each year as the policy date.

Policy date

The date your policy comes into effect. This date is used to measure policy months, policy years, policy anniversaries, and monthly dates.

Policy debt

All unpaid policy loans, plus the accumulated and unpaid interest on those loans.

Policy review date

The monthly date before your policy anniversary.

Tabular account value

The value of a hypothetical account that we compare to your policy account value when we set your basic scheduled premium each year after the guaranteed premium period. It is also used to calculate your policy's benchmark values. The tabular account value is equal to the policy account value that would result assuming that:

o     the policy had a face amount of $100,000

o     premiums were paid monthly

o the policyowner paid the basic scheduled premium during the guaranteed premium period and the maximum basic scheduled premium thereafter

o     we charged the guaranteed charges beginning on the policy date, and


o the policy account value earned an annual net return of 4% throughout the life of the policy.


To calculate your tabular account value on a given day, we will take the tabular account values for your last policy anniversary and your upcoming policy anniversary, and adjust for the number of days that your date is between these anniversaries.


-----------------------
80  P R O S P E C T U S                                S P E C I A L   T E R M S
-----------------------

--------------------------------------------------------------------------------
      FINANCIAL STATEMENTS/APPENDICES A TO D
--------------------------------------------------------------------------------


                                                         -----------------------
FINANCIAL STATEMENTS/APPENDICES                          P R O S P E C T U S  81
                                                         -----------------------

--------------------------------------------------------------------------------
The Guardian Separate Account K
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

                                                                       -------------------------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                       -------------------------------------------------------------

                                                                                                                         Gabelli
                                                                         Guardian        Guardian        Guardian        Capital
                                                                           Stock           Bond            Cash           Asset
                                                                       -------------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................      1,894,951          99,411         275,660         56,782
  Net asset value per share (NAV) ...................................          55.20           11.41           10.00          17.48
                                                                       -------------   -------------   -------------  -------------
     Total Assets (Shares x NAV) ....................................  $ 104,601,287   $   1,134,283   $   2,756,599  $     992,553

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ............        439,688           5,827          11,919          4,475
                                                                       -------------   -------------   -------------  -------------
------------------------------------------------------------------------------------------------------------------------------------
     Net Assets -- Note 4 ...........................................  $ 104,161,599   $   1,128,456   $   2,744,680  $     988,078
------------------------------------------------------------------------------------------------------------------------------------
                                                                       =============   =============   =============  =============

Number of units outstanding .........................................      3,886,140          92,085         228,387         76,285
Unit value ..........................................................          26.80           12.25           12.02          12.95

FIFO Cost ...........................................................  $  93,372,066   $   1,212,303   $   2,756,599  $     985,010

                                                                       -------------------------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                       -------------------------------------------------------------
                                                                                          Baillie
                                                                          Baillie         Gifford        Guardian
                                                                          Gifford         Emerging       Small Cap      Value Line
                                                                       International      Markets          Stock         Centurion
                                                                       -------------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        271,429          15,895         207,130         256,081
  Net asset value per share (NAV) ...................................          26.78           12.73           17.18           36.09
                                                                       -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) ....................................  $   7,268,866   $     202,343   $   3,558,487   $   9,241,951

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ............         29,910             713          15,398          42,826
                                                                       -------------   -------------   -------------   -------------
------------------------------------------------------------------------------------------------------------------------------------
     Net Assets -- Note 4 ...........................................  $   7,238,956   $     201,630   $   3,543,089   $   9,199,125
------------------------------------------------------------------------------------------------------------------------------------
                                                                       =============   =============   =============   =============

Number of units outstanding .........................................        323,132          15,388         275,082         405,089
Unit value ..........................................................          22.40           13.10           12.88           22.71

FIFO Cost ...........................................................  $   5,717,346   $     147,421   $   2,593,697   $   7,318,025

                                                                       ------------------------------
                                                                             INVESTMENT DIVISIONS
                                                                       ------------------------------
                                                                        Value Line
                                                                        Strategic
                                                                          Asset        MFS Growth
                                                                        Management     with Income
                                                                       ----------------------------
Assets:
  Shares owned in underlying fund -- Note 1 .........................        294,648         93,608
  Net asset value per share (NAV) ...................................          29.39          21.31
                                                                       -------------  -------------
     Total Assets (Shares x NAV) ....................................  $   8,659,708  $   1,994,779

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ............         35,415          8,067
                                                                       -------------  -------------
---------------------------------------------------------------------------------------------------
     Net Assets -- Note 4 ...........................................  $   8,624,293  $   1,986,712
---------------------------------------------------------------------------------------------------
                                                                       =============  =============

Number of units outstanding .........................................        401,104        144,482
Unit value ..........................................................          21.50          13.75

FIFO Cost ...........................................................  $   7,147,118  $   1,852,918

--------------------------------------------------------------------------------
The Guardian Separate Account K
-------------------------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1999

                                                                       -------------------------------------------------------------
                                                                                              INVESTMENT DIVISIONS
                                                                       -------------------------------------------------------------

                                                                                                                         Gabelli
                                                                         Guardian        Guardian        Guardian        Capital
                                                                           Stock           Bond            Cash           Asset
                                                                       -------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................  $     369,754   $      60,839   $     111,469  $       1,156
  Expenses-- Note 3:
    Mortality and expense risk charges ..............................        529,673           5,998          14,620          3,872
                                                                       -------------   -------------   -------------  -------------
  Net investment income/(expense) ...................................       (159,919)         54,841          96,849         (2,716)
                                                                       -------------   -------------   -------------  -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............      1,325,605          (4,349)             --          9,887
    Reinvested realized gain distributions ..........................     13,654,816           2,663              --         93,608
                                                                       -------------   -------------   -------------  -------------
  Net realized gain/(loss) on investments ...........................     14,980,421          (1,686)             --        103,495
  Net change in unrealized appreciation/(depreciation) of investments      8,347,267         (66,810)             --          1,093
                                                                       -------------   -------------   -------------  -------------
Net realized and unrealized gain/(loss) from investments ............     23,327,688         (68,496)             --        104,588
                                                                       -------------   -------------   -------------  -------------
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....  $  23,167,769   $     (13,655)  $      96,849  $     101,872
------------------------------------------------------------------------------------------------------------------------------------
                                                                       =============   =============   =============  =============

                                                                      --------------------------------------------------------------
                                                                                             INVESTMENT DIVISIONS
                                                                      --------------------------------------------------------------
                                                                                         Baillie
                                                                         Baillie         Gifford        Guardian
                                                                         Gifford         Emerging       Small Cap      Value Line
                                                                      International      Markets          Stock         Centurion
                                                                      --------------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ............................................ $      23,818   $          --   $       4,393   $      20,623
  Expenses-- Note 3:
    Mortality and expense risk charges ..............................        35,350             681          16,530          51,938
                                                                      -------------   -------------   -------------   -------------
  Net investment income/(expense) ...................................       (11,532)           (681)        (12,137)        (31,315)
                                                                      -------------   -------------   -------------   -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............       142,151           5,796        (110,496)        239,620
    Reinvested realized gain distributions ..........................       496,655              --              --         554,526
                                                                      -------------   -------------   -------------   -------------
  Net realized gain/(loss) on investments ...........................       638,806           5,796        (110,496)        794,146
  Net change in unrealized appreciation/(depreciation) of investments     1,289,281          53,916       1,036,194       1,138,849
                                                                      -------------   -------------   -------------   -------------
Net realized and unrealized gain/(loss) from investments ............     1,928,087          59,712         925,698       1,932,995
                                                                      -------------   -------------   -------------   -------------
------------------------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..... $   1,916,555   $      59,031   $     913,561   $   1,901,680
------------------------------------------------------------------------------------------------------------------------------------
                                                                      =============   =============   =============   =============

                                                                       -----------------------------
                                                                            INVESTMENT DIVISIONS
                                                                       -----------------------------
                                                                        Value Line
                                                                        Strategic
                                                                          Asset        MFS Growth
                                                                        Management     with Income
                                                                       ----------------------------
Investment Income
  Income:
    Reinvested dividends ............................................  $      67,093  $       3,764
  Expenses-- Note 3:
    Mortality and expense risk charges ..............................         43,035          8,789
                                                                       -------------  -------------
  Net investment income/(expense) ...................................         24,058         (5,025)
                                                                       -------------  -------------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments ...............         93,618         29,918
    Reinvested realized gain distributions ..........................        346,059          4,518
                                                                       -------------  -------------
  Net realized gain/(loss) on investments ...........................        439,677         34,436
  Net change in unrealized appreciation/(depreciation) of investments        979,634         69,607
                                                                       -------------  -------------
Net realized and unrealized gain/(loss) from investments ............      1,419,311        104,043
                                                                       -------------  -------------
---------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations .....  $   1,443,369  $      99,018
---------------------------------------------------------------------------------------------------
                                                                       =============  =============



                        See notes to financial statements

--------------------------------------------------------------------------------


                                    82 & 83

--------------------------------------------------------------------------------
The Guardian Separate Account K
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

                                                                 -------------------------------------------------------
                                                                                   INVESTMENT DIVISIONS
                                                                 -------------------------------------------------------

                                                                    MFS                                     American
                                                                  Emerging       MFS            MFS        Century VP
                                                                   Growth     Total Return      Bond          Value
                                                                 -------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ...................       41,680         7,831         4,576        10,586
  Net asset value per share (NAV) .............................        37.94         17.75         10.93          5.95
                                                                 -----------   -----------   -----------   -----------
     Total Assets (Shares x NAV) ..............................  $ 1,581,336   $   139,002   $    50,015   $    62,984

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ......        5,743           564           290           516
                                                                 -----------   -----------   -----------   -----------
----------------------------------------------------------------------------------------------------------------------
     Net Assets -- Note 4 .....................................  $ 1,575,593   $   138,438   $    49,725   $    62,468
----------------------------------------------------------------------------------------------------------------------
                                                                 ===========   ===========   ===========   ===========

Number of units outstanding ...................................       72,636        12,311         4,815         6,647
Unit value ....................................................        21.69         11.25         10.33          9.40

FIFO Cost .....................................................  $ 1,034,742   $   139,903   $    51,004   $    66,821

                                                                 ---------------------------------------------------------
                                                                                    INVESTMENT DIVISIONS
                                                                 ---------------------------------------------------------
                                                                                 Fidelity
                                                                    American      VIP III       Fidelity      Fidelity
                                                                   Century VP      Growth      VIP Equity-    VIP High
                                                                  International Opportunities    Income        Income
                                                                ----------------------------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ...................         52,798        72,671        14,093        11,631
  Net asset value per share (NAV) .............................          12.50         23.15         25.71         11.31
                                                                   -----------   -----------   -----------   -----------
     Total Assets (Shares x NAV) ..............................    $   659,971   $ 1,682,328   $   362,329   $   131,541

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ......          2,653         6,026         1,508         1,051
                                                                   -----------   -----------   -----------   -----------
------------------------------------------------------------------------------------------------------------------------
     Net Assets -- Note 4 .....................................    $   657,318   $ 1,676,302   $   360,821   $   130,490
------------------------------------------------------------------------------------------------------------------------
                                                                   ===========   ===========   ===========   ===========

Number of units outstanding ...................................         38,403       134,893        31,610        13,103
Unit value ....................................................          17.12         12.43         11.41          9.96

FIFO Cost .....................................................    $   445,157   $ 1,634,482   $   356,478   $   129,522

                                                                 ---------------------------------------
                                                                        INVESTMENT DIVISIONS
                                                                 ---------------------------------------

                                                                  Fidelity      AIM V.I.
                                                                   VIP II        Capital      AIM V.I.
                                                                  Index 500   Appreciation      Value
                                                                 ---------------------------------------
Assets:
  Shares owned in underlying fund -- Note 1 ...................       24,708        13,073       107,741
  Net asset value per share (NAV) .............................       167.41         35.58         33.50
                                                                 -----------   -----------   -----------
     Total Assets (Shares x NAV) ..............................  $ 4,136,416   $   465,144   $ 3,609,316

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. ......       13,575         2,291        10,769
                                                                 -----------   -----------   -----------
--------------------------------------------------------------------------------------------------------
     Net Assets -- Note 4 .....................................  $ 4,122,841   $   462,853   $ 3,598,547
--------------------------------------------------------------------------------------------------------
                                                                 ===========   ===========   ===========

Number of units outstanding ...................................      281,639        27,760       218,745
Unit value ....................................................        14.64         16.67         16.45

FIFO Cost .....................................................  $ 3,711,599   $   355,815   $ 3,160,712

--------------------------------------------------------------------------------
The Guardian Separate Account K
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended December 31, 1999

                                                                 ------------------------------------------------------
                                                                                    INVESTMENT DIVISIONS
                                                                 ------------------------------------------------------

                                                                    MFS                                     American
                                                                  Emerging       MFS            MFS        Century VP
                                                                   Growth     Total Return      Bond          Value
                                                                 ------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ......................................  $        --   $     1,578   $       850   $       913
  Expenses -- Note 3:
    Mortality and expense risk charges ........................        5,295           515           246           276
                                                                 -----------   -----------   -----------   -----------
  Net investment income/(expense) .............................       (5,295)        1,063           604           637
                                                                 -----------   -----------   -----------   -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........       46,138         1,134            31        (9,014)
    Reinvested realized gain distributions ....................           --         2,927            64         8,647
                                                                 -----------   -----------   -----------   -----------
  Net realized gain/(loss) on investments .....................       46,138         4,061            95          (367)
  Net change in unrealized appreciation/(depreciation)
    of investments ............................................      517,484        (2,372)       (1,411)       (2,494)
                                                                 -----------   -----------   -----------   -----------
Net realized and unrealized gain/(loss) from investments ......      563,622         1,689        (1,316)       (2,861)
                                                                 -----------   -----------   -----------   -----------
----------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations  $   558,327   $     2,752   $      (712)  $    (2,224)
----------------------------------------------------------------------------------------------------------------------
                                                                 ===========   ===========   ===========   ===========

                                                                 -------------------------------------------------------
                                                                                     INVESTMENT DIVISIONS
                                                                 -------------------------------------------------------
                                                                                Fidelity
                                                                   American      VIP III       Fidelity      Fidelity
                                                                  Century VP      Growth      VIP Equity-    VIP High
                                                                 International Opportunities    Income        Income
                                                                 --------------------------------------------------------
Investment Income
  Income:
    Reinvested dividends ......................................   $        --   $     3,410   $     1,840   $    10,494
  Expenses -- Note 3:
    Mortality and expense risk charges ........................         2,577         5,596         1,309           746
                                                                  -----------   -----------   -----------   -----------
  Net investment income/(expense) .............................        (2,577)       (2,186)          531         9,748
                                                                  -----------   -----------   -----------   -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........         7,075        12,936         3,518       (11,878)
    Reinvested realized gain distributions ....................             0         6,375         4,067           392
                                                                  -----------   -----------   -----------   -----------
  Net realized gain/(loss) on investments .....................         7,075        19,311         7,585       (11,486)
  Net change in unrealized appreciation/(depreciation)
    of investments ............................................       211,520        23,602        (1,189)        8,124
                                                                  -----------   -----------   -----------   -----------
Net realized and unrealized gain/(loss) from investments ......       218,595        42,913         6,396        (3,362)
                                                                  -----------   -----------   -----------   -----------
-----------------------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations   $   216,018   $    40,727   $     6,927   $     6,386
-----------------------------------------------------------------------------------------------------------------------
                                                                  ===========   ===========   ===========   ===========

                                                                 ---------------------------------------
                                                                        INVESTMENT DIVISIONS
                                                                 ---------------------------------------

                                                                  Fidelity      AIM V.I.
                                                                   VIP II        Capital      AIM V.I.
                                                                  Index 500   Appreciation      Value
                                                                 ---------------------------------------
Investment Income
  Income:
    Reinvested dividends ......................................  $     4,912   $       277   $     9,040
  Expenses -- Note 3:
    Mortality and expense risk charges ........................       12,947         1,993        10,504
                                                                 -----------   -----------   -----------
  Net investment income/(expense) .............................       (8,035)       (1,716)       (1,464)
                                                                 -----------   -----------   -----------

Realized and Unrealized Gain/(Loss) from Investments
  Realized gain/(loss) from investments:
    Net realized gain/(loss) from sale of investments .........       54,936        19,527        31,006
    Reinvested realized gain distributions ....................        3,333         8,629        47,273
                                                                 -----------   -----------   -----------
  Net realized gain/(loss) on investments .....................       58,269        28,156        78,279
  Net change in unrealized appreciation/(depreciation)
    of investments ............................................      387,799        96,748       436,555
                                                                 -----------   -----------   -----------
Net realized and unrealized gain/(loss) from investments ......      446,068       124,904       514,834
                                                                 -----------   -----------   -----------
--------------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations  $   438,033   $   123,188   $   513,370
--------------------------------------------------------------------------------------------------------
                                                                 ===========   ===========   ===========



                        See notes to financial statements

--------------------------------------------------------------------------------


                                    84 & 85

--------------------------------------------------------------------------------
The Guardian Separate Account K
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
Years Ended December 31, 1998 and 1999

                                                                        -----------------------------------------------

                                             INVESTMENT DIVISIONS
                                                                        -----------------------------------------------


                                                                           Guardian       Guardian       Guardian
                                                                             Stock          Bond           Cash
                                                                        -----------------------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $     186,840   $      34,045   $      80,427
   Net realized gain/(loss) from sale of investments .................        536,650           4,699              --
   Reinvested realized gain distributions ............................      5,820,263           9,949              --
   Net change in unrealized appreciation/(depreciation) of investments      1,589,925          (9,988)             --
                                                                        -------------   -------------   -------------
   Net increase/(decrease) resulting from operations .................      8,133,678          38,705          80,427
                                                                        -------------   -------------   -------------

------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................     34,613,795         538,047       2,776,530
   Transfer on account of other terminations .........................     (1,312,799)        (10,800)        (32,049)
   Transfer of policy loans ..........................................       (855,181)        (19,668)       (183,277)
   Transfer of cost of insurance and policy fees -- Note 3 ...........     (7,973,104)       (102,944)       (222,295)
   Transfer between investment divisions .............................       (105,592)         82,476      (1,223,730)
   Transfers -- other ................................................         43,938            (172)            537
                                                                        -------------   -------------   -------------
   Net increase/(decrease) from policy transactions ..................     24,411,057         486,939       1,115,716
                                                                        -------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................     32,544,735         525,644       1,196,143
   Net Assets at December 31, 1997 ...................................     27,668,711         291,269       1,065,699
                                                                        -------------   -------------   -------------
-----------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................  $  60,213,446   $     816,913   $   2,261,842
-----------------------------------------------------------------------------------------------------------------------
                                                                        =============   =============   =============
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $    (159,919)  $      54,841   $      96,849
   Net realized gain/(loss) from sale of investments .................      1,325,605          (4,349)             --
   Reinvested realized gain distributions ............................     13,654,816           2,663              --
   Change in unrealized appreciation/(depreciation) of investments ...      8,347,267         (66,810)             --
                                                                        -------------   -------------   -------------
   Net increase/(decrease) resulting from operations .................     23,167,769         (13,655)         96,849
                                                                        -------------   -------------   -------------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................     40,171,243         564,988       2,218,578
   Transfer on account of other terminations .........................     (3,434,504)        (36,707)        (56,117)
   Transfer of policy loans ..........................................     (2,780,926)        (25,016)        (10,943)
   Transfer of cost of insurance and policy fees -- Note 3 ...........    (10,206,068)       (129,534)       (324,257)
   Transfer between investment divisions .............................     (2,907,439)        (49,007)     (1,442,011)
   Transfers -- other ................................................        (61,922)            474             739
                                                                        -------------   -------------   -------------
   Net increase/(decrease) from policy transactions ..................     20,780,384         325,198         385,989
                                                                        -------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................     43,948,153         311,543         482,838
   Net Assets at December 31, 1998 ...................................     60,213,446         816,913       2,261,842
                                                                        -------------   -------------   -------------

-----------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 -- Note 4 .........................  $ 104,161,599   $   1,128,456   $   2,744,680
-----------------------------------------------------------------------------------------------------------------------
                                                                        =============   =============   =============

                                                                        -----------------------------------------------
                                                                                        INVESTMENT DIVISIONS
                                                                        -----------------------------------------------
                                                                                                           Baillie
                                                                           Gabelli        Baillie          Gifford
                                                                           Capital        Gifford         Emerging
                                                                            Asset       International      Markets
                                                                        ------------------------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $        (155)  $         615   $          (6)
   Net realized gain/(loss) from sale of investments .................         (5,571)         88,794             581
   Reinvested realized gain distributions ............................         13,612         206,536              --
   Net change in unrealized appreciation/(depreciation) of investments          6,450         267,513           1,007
                                                                        -------------   -------------   -------------
   Net increase/(decrease) resulting from operations .................         14,336         563,458           1,582
                                                                        -------------   -------------   -------------

------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................        258,656       2,143,109          27,595
   Transfer on account of other terminations .........................           (229)       (124,051)             --
   Transfer of policy loans ..........................................        (54,075)        (49,072)        (15,106)
   Transfer of cost of insurance and policy fees -- Note 3 ...........        (36,899)       (495,103)         (1,203)
   Transfer between investment divisions .............................        100,671         105,839           6,275
   Transfers -- other ................................................          2,837           8,014            (333)
                                                                        -------------   -------------   -------------
   Net increase/(decrease) from policy transactions ..................        270,961       1,588,736          17,228
                                                                        -------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................        285,297       2,152,194          18,810
   Net Assets at December 31, 1997 ...................................             --       2,132,879              --
                                                                        -------------   -------------   -------------
------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................  $     285,297   $   4,285,073   $      18,810
------------------------------------------------------------------------------------------------------------------------
                                                                        =============   =============   =============
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $      (2,716)  $     (11,532)  $        (681)
   Net realized gain/(loss) from sale of investments .................          9,887         142,151           5,796
   Reinvested realized gain distributions ............................         93,608         496,655              --
   Change in unrealized appreciation/(depreciation) of investments ...          1,093       1,289,281          53,916
                                                                        -------------   -------------   -------------
   Net increase/(decrease) resulting from operations .................        101,872       1,916,555          59,031
                                                                        -------------   -------------   -------------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................        559,201       2,350,183          62,476
   Transfer on account of other terminations .........................         (5,615)       (322,891)           (178)
   Transfer of policy loans ..........................................        (17,743)       (170,218)         (5,752)
   Transfer of cost of insurance and policy fees -- Note 3 ...........       (123,479)       (570,782)        (14,180)
   Transfer between investment divisions .............................        188,975        (244,599)         81,037
   Transfers -- other ................................................           (430)         (4,365)            386
                                                                        -------------   -------------   -------------
   Net increase/(decrease) from policy transactions ..................        600,909       1,037,328         123,789
                                                                        -------------   -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................        702,781       2,953,883         182,820
   Net Assets at December 31, 1998 ...................................        285,297       4,285,073          18,810
                                                                        -------------   -------------   -------------

------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 -- Note 4 .........................  $     988,078   $   7,238,956   $     201,630
------------------------------------------------------------------------------------------------------------------------
                                                                        =============   =============   =============

                                                                        ---------------------------------
                                                                               INVESTMENT DIVISIONS
                                                                        ---------------------------------

                                                                           Guardian
                                                                           Small Cap       Value Line
                                                                             Stock         Centurion
                                                                        ---------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................    $      (4,060)  $     (15,517)
   Net realized gain/(loss) from sale of investments .................          (14,581)         44,526
   Reinvested realized gain distributions ............................            7,863         285,700
   Net change in unrealized appreciation/(depreciation) of investments          (69,553)        818,004
                                                                          -------------   -------------
   Net increase/(decrease) resulting from operations .................          (80,331)      1,132,713
                                                                          -------------   -------------

------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................        1,490,969       2,588,770
   Transfer on account of other terminations .........................           (4,832)       (159,004)
   Transfer of policy loans ..........................................           (4,262)       (166,387)
   Transfer of cost of insurance and policy fees -- Note 3 ...........         (253,132)       (625,378)
   Transfer between investment divisions .............................          407,408          14,975
   Transfers -- other ................................................           12,028          13,570
                                                                          -------------   -------------
   Net increase/(decrease) from policy transactions ..................        1,648,179       1,666,546
                                                                          -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................        1,567,848       2,799,259
   Net Assets at December 31, 1997 ...................................          224,488       3,165,728
                                                                          -------------   -------------
---------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................    $   1,792,336   $   5,964,987
---------------------------------------------------------------------------------------------------------
                                                                          =============   =============
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................    $     (12,137)  $     (31,315)
   Net realized gain/(loss) from sale of investments .................         (110,496)        239,620
   Reinvested realized gain distributions ............................               --         554,526
   Change in unrealized appreciation/(depreciation) of investments ...        1,036,194       1,138,849
                                                                          -------------   -------------
   Net increase/(decrease) resulting from operations .................          913,561       1,901,680
                                                                          -------------   -------------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................        1,522,695       2,926,594
   Transfer on account of other terminations .........................         (169,392)       (682,439)
   Transfer of policy loans ..........................................          (21,737)       (272,806)
   Transfer of cost of insurance and policy fees -- Note 3 ...........         (363,566)       (758,065)
   Transfer between investment divisions .............................         (131,585)        106,401
   Transfers -- other ................................................              777          12,773
                                                                          -------------   -------------
   Net increase/(decrease) from policy transactions ..................          837,192       1,332,458
                                                                          -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................        1,750,753       3,234,138
   Net Assets at December 31, 1998 ...................................        1,792,336       5,964,987
                                                                          -------------   -------------

---------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 -- Note 4 .........................    $   3,543,089   $   9,199,125
---------------------------------------------------------------------------------------------------------
                                                                          =============   =============

                                                                        ---------------------------------
                                                                               INVESTMENT DIVISIONS
                                                                        ---------------------------------
                                                                            Value Line
                                                                            Strategic
                                                                              Asset        MFS Growth
                                                                            Management     with Income
                                                                        -------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................    $      77,238   $      (2,240)
   Net realized gain/(loss) from sale of investments .................           34,594          18,898
   Reinvested realized gain distributions ............................          292,034              --
   Net change in unrealized appreciation/(depreciation) of investments          516,114          72,163
                                                                          -------------   -------------
   Net increase/(decrease) resulting from operations .................          919,980          88,821
                                                                          -------------   -------------

------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................        2,416,789         612,543
   Transfer on account of other terminations .........................         (128,388)           (354)
   Transfer of policy loans ..........................................          (75,052)         (2,197)
   Transfer of cost of insurance and policy fees -- Note 3 ...........         (541,143)        (97,445)
   Transfer between investment divisions .............................         (147,784)        135,765
   Transfers -- other ................................................            4,187           5,742
                                                                          -------------   -------------
   Net increase/(decrease) from policy transactions ..................        1,528,609         654,054
                                                                          -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................        2,448,589         742,875
   Net Assets at December 31, 1997 ...................................        2,541,939          45,558
                                                                          -------------   -------------
-------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................    $   4,990,528   $     788,433
-------------------------------------------------------------------------------------------------------
                                                                          =============   =============
----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................    $      24,058   $      (5,025)
   Net realized gain/(loss) from sale of investments .................           93,618          29,918
   Reinvested realized gain distributions ............................          346,059           4,518
   Change in unrealized appreciation/(depreciation) of investments ...          979,634          69,607
                                                                          -------------   -------------
   Net increase/(decrease) resulting from operations .................        1,443,369          99,018
                                                                          -------------   -------------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................        2,975,722       1,394,529
   Transfer on account of other terminations .........................         (176,858)        (21,141)
   Transfer of policy loans ..........................................         (186,814)        (16,235)
   Transfer of cost of insurance and policy fees -- Note 3 ...........         (741,671)       (301,635)
   Transfer between investment divisions .............................          324,318          42,884
   Transfers -- other ................................................           (4,301)            859
                                                                          -------------   -------------
   Net increase/(decrease) from policy transactions ..................        2,190,396       1,099,261
                                                                          -------------   -------------
Total Increase/(Decrease) in Net Assets ..............................        3,633,765       1,198,279
   Net Assets at December 31, 1998 ...................................        4,990,528         788,433
                                                                          -------------   -------------

-------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999 -- Note 4 .........................    $   8,624,293   $   1,986,712
-------------------------------------------------------------------------------------------------------
                                                                          =============   =============



                        See notes to financial statements

--------------------------------------------------------------------------------


                                    86 & 87

--------------------------------------------------------------------------------
The Guardian Separate Account K
-------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 1999

                                                                        -------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                        -------------------------------------------------------

                                                                            MFS                                    American
                                                                         Emerging         MFS           MFS       Century VP
                                                                          Growth     Total Return      Bond         Value
                                                                        -------------------------------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $      (448)  $       (49)  $       (44)  $      (240)
   Net realized gain/(loss) from sale of investments .................       (6,069)          104            14          (299)
   Reinvested realized gain distributions ............................          285            --            --            --
   Net change in unrealized appreciation/(depreciation) of investments       29,110         1,471           422        (1,343)
                                                                        -----------   -----------   -----------   -----------
   Net increase/(decrease) resulting from operations .................       22,878         1,526           392        (1,882)
                                                                        -----------   -----------   -----------   -----------
------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................       73,952        26,474        17,904        19,991
   Transfer on account of other terminations .........................       (3,396)           --            --            --
   Transfer of policy loans ..........................................          (81)           --            --            --
   Transfer of cost of insurance and policy fees -- Note 3 ...........      (13,871)       (3,575)       (2,913)       (3,222)
   Transfer between investment divisions .............................      108,559        20,407         6,895        61,095
   Transfers -- other ................................................         (491)          (64)          184            96
                                                                        -----------   -----------   -----------   -----------
   Net increase/(decrease) from policy transactions ..................      164,672        43,242        22,070        77,960
                                                                        -----------   -----------   -----------   -----------
Total Increase/(Decrease) in Net Assets ..............................      187,550        44,768        22,462        76,078
   Net Assets at December 31, 1997 ...................................           --            --            --            --
                                                                        -----------   -----------   -----------   -----------
-------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................  $   187,550   $    44,768   $    22,462   $    76,078
-------------------------------------------------------------------------------------------------------------------------------
                                                                        ===========   ===========   ===========   ===========

----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $    (5,295)  $     1,063   $       604   $       637
   Net realized gain/(loss) from sale of investments .................       46,138         1,134            31        (9,014)
   Reinvested realized gain distributions ............................           --         2,927            64         8,647
   Change in unrealized appreciation/(depreciation) of investments ...      517,484        (2,372)       (1,411)       (2,494)
                                                                        -----------   -----------   -----------   -----------
   Net increase/(decrease) resulting from operations .................      558,327         2,752          (712)       (2,224)
                                                                        -----------   -----------   -----------   -----------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................      614,914       112,985        33,617        57,899
   Transfer on account of other terminations .........................      (17,418)       (1,083)         (962)      (10,430)
   Transfer of policy loans ..........................................      (32,357)       (1,127)           --        (3,325)
   Transfer of cost of insurance and policy fees -- Note 3 ...........     (123,113)      (19,249)       (4,805)      (10,005)
   Transfer between investment divisions .............................      386,324          (587)          142       (44,632)
   Transfers -- other ................................................        1,366           (21)          (17)         (893)
                                                                        -----------   -----------   -----------   -----------
   Net increase/(decrease) from policy transactions ..................      829,716        90,918        27,975       (11,386)
                                                                        -----------   -----------   -----------   -----------
Total Increase/(Decrease) in Net Assets ..............................    1,388,043        93,670        27,263       (13,610)
   Net Assets at December 31, 1998 ...................................      187,550        44,768        22,462        76,078
                                                                        -----------   -----------   -----------   -----------
-------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999-- Note 4 ..........................  $ 1,575,593   $   138,438   $    49,725   $    62,468
-------------------------------------------------------------------------------------------------------------------------------
                                                                        ===========   ===========   ===========   ===========

                                                                        --------------------------------------------------------
                                                                                           INVESTMENT DIVISIONS
                                                                        --------------------------------------------------------
                                                                                        Fidelity
                                                                          American       VIP III       Fidelity     Fidelity
                                                                         Century VP      Growth       VIP Equity-   VIP High
                                                                        International  Opportunities   Income       Income
                                                                        --------------------------------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................   $       (76)  $      (430)  $      (199)  $      (305)
   Net realized gain/(loss) from sale of investments .................           (79)          502          (214)         (857)
   Reinvested realized gain distributions ............................            --            --            --            --
   Net change in unrealized appreciation/(depreciation) of investments         3,294        24,244         7,040        (6,105)
                                                                         -----------   -----------   -----------   -----------
   Net increase/(decrease) resulting from operations .................         3,139        24,316         6,627        (7,267)
                                                                         -----------   -----------   -----------   -----------
------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................        64,812       165,731       109,160        75,300
   Transfer on account of other terminations .........................            (5)           --            --            --
   Transfer of policy loans ..........................................       (21,697)           --          (310)           --
   Transfer of cost of insurance and policy fees -- Note 3 ...........        (4,600)      (23,212)       (9,674)       (8,144)
   Transfer between investment divisions .............................        13,788       148,154         9,125        49,168
   Transfers -- other ................................................           632         1,297          (453)          212
                                                                         -----------   -----------   -----------   -----------
   Net increase/(decrease) from policy transactions ..................        52,930       291,970       107,848       116,536
                                                                         -----------   -----------   -----------   -----------
Total Increase/(Decrease) in Net Assets ..............................        56,069       316,286       114,475       109,269
   Net Assets at December 31, 1997 ...................................            --            --            --            --
                                                                         -----------   -----------   -----------   -----------
--------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................   $    56,069   $   316,286   $   114,475   $   109,269
--------------------------------------------------------------------------------------------------------------------------------
                                                                         ===========   ===========   ===========   ===========

----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................   $    (2,577)  $    (2,186)  $       531   $     9,748
   Net realized gain/(loss) from sale of investments .................         7,075        12,936         3,518       (11,878)
   Reinvested realized gain distributions ............................            --         6,375         4,067           392
   Change in unrealized appreciation/(depreciation) of investments ...       211,520        23,602        (1,189)        8,124
                                                                         -----------   -----------   -----------   -----------
   Net increase/(decrease) resulting from operations .................       216,018        40,727         6,927         6,386
                                                                         -----------   -----------   -----------   -----------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................       187,691     1,338,771       193,907        90,046
   Transfer on account of other terminations .........................          (389)       (3,633)       (2,488)         (564)
   Transfer of policy loans ..........................................        (2,111)       (4,189)       (1,718)       (2,052)
   Transfer of cost of insurance and policy fees -- Note 3 ...........       (36,461)     (215,706)      (37,721)      (18,326)
   Transfer between investment divisions .............................       235,492       204,866        87,452       (54,633)
   Transfers -- other ................................................         1,009          (820)          (13)          364
                                                                         -----------   -----------   -----------   -----------
   Net increase/(decrease) from policy transactions ..................       385,231     1,319,289       239,419        14,835
                                                                         -----------   -----------   -----------   -----------
Total Increase/(Decrease) in Net Assets ..............................       601,249     1,360,016       246,346        21,221
   Net Assets at December 31, 1998 ...................................        56,069       316,286       114,475       109,269
                                                                         -----------   -----------   -----------   -----------
--------------------------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999-- Note 4 ..........................   $   657,318   $ 1,676,302   $   360,821   $   130,490
--------------------------------------------------------------------------------------------------------------------------------
                                                                         ===========   ===========   ===========   ===========

                                                                        ---------------------------------------
                                                                                   INVESTMENT DIVISIONS
                                                                        ---------------------------------------

                                                                          Fidelity    AIM V.I.
                                                                           VIP II      Capital       AIM V.I.
                                                                         Index 500   Appreciation      Value
                                                                        ---------------------------------------
----------------------------------------
1998 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $      (628)  $      (106)  $       308
   Net realized gain/(loss) from sale of investments .................        1,314          (506)          688
   Reinvested realized gain distributions ............................           --         3,390         5,068
   Net change in unrealized appreciation/(depreciation) of investments       37,019        12,582        12,049
                                                                        -----------   -----------   -----------
   Net increase/(decrease) resulting from operations .................       37,705        15,360        18,113
                                                                        -----------   -----------   -----------
------------------------
1998 Policy Transactions
------------------------
   Net policy purchase payments ......................................      194,140       118,325       115,212
   Transfer on account of other terminations .........................         (747)           (6)         (214)
   Transfer of policy loans ..........................................      (16,813)           --           (80)
   Transfer of cost of insurance and policy fees -- Note 3 ...........      (33,332)       (5,794)      (16,662)
   Transfer between investment divisions .............................      166,538        11,414        14,597
   Transfers -- other ................................................        4,672          (255)       (1,155)
                                                                        -----------   -----------   -----------
   Net increase/(decrease) from policy transactions ..................      314,458       123,684       111,698
                                                                        -----------   -----------   -----------
Total Increase/(Decrease) in Net Assets ..............................      352,163       139,044       129,811
   Net Assets at December 31, 1997 ...................................           --            --            --
                                                                        -----------   -----------   -----------
---------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1998 ...................................  $   352,163   $   139,044   $   129,811
---------------------------------------------------------------------------------------------------------------
                                                                        ===========   ===========   ===========

----------------------------------------
1999 Increase/(Decrease) from Operations
----------------------------------------
   Net investment income/(expense) ...................................  $    (8,035)  $    (1,716)  $    (1,464)
   Net realized gain/(loss) from sale of investments .................       54,936        19,527        31,006
   Reinvested realized gain distributions ............................        3,333         8,629        47,273
   Change in unrealized appreciation/(depreciation) of investments ...      387,799        96,748       436,555
                                                                        -----------   -----------   -----------
   Net increase/(decrease) resulting from operations .................      438,033       123,188       513,370
                                                                        -----------   -----------   -----------

------------------------
1999 Policy Transactions
------------------------
   Net policy purchase payments ......................................    2,439,592       151,803     1,539,999
   Transfer on account of other terminations .........................      (12,948)         (743)      (18,182)
   Transfer of policy loans ..........................................      (24,709)           --         1,007
   Transfer of cost of insurance and policy fees -- Note 3 ...........     (393,386)      (27,896)     (229,233)
   Transfer between investment divisions .............................    1,326,464        77,662     1,668,384
   Transfers -- other ................................................       (2,368)         (205)       (6,609)
                                                                        -----------   -----------   -----------
   Net increase/(decrease) from policy transactions ..................    3,332,645       200,621     2,955,366
                                                                        -----------   -----------   -----------
Total Increase/(Decrease) in Net Assets ..............................    3,770,678       323,809     3,468,736
   Net Assets at December 31, 1998 ...................................      352,163       139,044       129,811
                                                                        -----------   -----------   -----------
---------------------------------------------------------------------------------------------------------------
   Net Assets at December 31, 1999-- Note 4 ..........................  $ 4,122,841   $   462,853   $ 3,598,547
---------------------------------------------------------------------------------------------------------------
                                                                        ===========   ===========   ===========



                        See notes to financial statements

--------------------------------------------------------------------------------


                                    88 & 89

--------------------------------------------------------------------------------
The Guardian Separate Account K
-------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1999

----------------------
Note 1 -- Organization
----------------------

      The Guardian Separate Account K (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 1, 1995 and commenced operations on October 1, 1995. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner also has the ability to transfer his or her policy value among the investment divisions within the Account.

      The Account currently comprises twenty-one investment divisions which invest in shares of the following mutual funds: The Guardian Stock Fund (GSF), The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Gabelli Capital Asset Fund, Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Small Cap Stock Fund (GSCF), Value Line Centurion Fund, Inc., Value Line Strategic Asset Management Trust, MFS Growth with Income Series, MFS Emerging Growth Series, MFS Total Return Series, MFS Bond Series, American Century VP Value Fund, American Century VP International Fund, Fidelity VIP III Growth Opportunities Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP II Index 500 Portfolio, AIM V.I. Capital Appreciation Fund, and AIM V.I. Value Fund (collectively, the Funds and individually, a Fund). However, a policyowner may only invest in up to seven investment divisions, including the FRO.

      GSF, GBF, GCF and GSCF each has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. BGIF and BGEMF are managed by Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

-----------------------------------------
Note 2 -- Significant Accounting Policies
-----------------------------------------

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) Net proceeds from the sale of annual premium variable life insurance policies are invested by the Account's investment divisions in shares of the corresponding Funds at the net asset value of each Fund's shares. All distributions made by a Fund are reinvested in shares of the same Fund.

      (b) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of' their close of business on the valuation date.

      (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

      (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.



-----------------------
90  P R O S P E C T U S                   F I N A N C I A L  S T A T E M E N T S
-----------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (Continued)

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.

--------------------------------------
Note 3 -- Administrative and Mortality
          and Expense Risk Charges
--------------------------------------

      GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts a daily charge from the net assets of the policyowner's account which, on an annual basis, is equal to a rate of
 .60% of the policy account value. For the year ended December 31, 1999 this amount was $ 752,490.

      Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

      a) a monthly charge for the cost of life insurance, based on the face value of the policyowner's insurance inforce, as compensation for the anticipated cost of paying death benefits. For the years ended December 31, 1999 and December 31, 1998, deductions for cost of life insurance amounted to $9,818,037 and $6,920,312, respectively.

      b) policy and administrative fees which vary with the face amount, age of the insured or the duration of the contract. For the years ended December 31, 1999 and December 31, 1998 these fees amounted to $4,831,100 and $3,553,333, respectively.

      c) an annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction. The annual state premium tax charge for the year ended December 31, 1999 was $ 1,551,577.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

--------------------------------------
Note 4-- Net Assets, December 31, 1999
--------------------------------------

      At December 31, 1999, net assets of the Account were as follows:

         Accumulation of
          Variable Life Insurance
          Policyowners' Accounts                              $110,316,570
         Owned by GIAC                                          42,335,444
                                                              ------------
                                                              $152,652,014
                                                              ============

      The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.



                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S   91
                                                        ------------------------

--------------------------------------------------------------------------------
The Guardian Separate Account K
-------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (Continued)

-----------------------------
Note 5 -- Purchases and Sales
-----------------------------

      During the years ended December 31, 1999 and December 31, 1998, purchases and sales of shares of the Funds were as follows:

                                          Purchases     Purchases       Sales        Sales
                                         December 31,  December 31,  December 31,  December 31,
                                             1999          1998          1999         1998
                                         -----------   -----------   -----------   -----------
The Guardian Stock Fund ..............   $40,197,732   $32,802,820   $ 5,716,777   $ 2,176,893
The Guardian Bond Fund, Inc. .........       552,238       665,277       167,539       130,957
The Guardian Cash Fund, Inc. .........     3,523,728     3,391,687     3,039,269     2,187,271
Gabelli Capital Asset Fund ...........       816,264       380,959       120,592        95,937
Baillie Gifford International Fund ...     2,323,392     2,354,699       788,593       543,283
Baillie Gifford Emerging Markets Fund        143,195        41,680        19,406        24,426
The Guardian Small Cap Stock Fund ....     1,313,504     1,954,094       478,918       296,386
Value Line Centurion Fund, Inc. ......     3,024,194     2,479,523     1,151,586       520,585
Value Line Strategic Asset
  Management Trust ...................     3,123,122     2,338,163       547,573       423,202
MFS Growth with Income Series ........     1,467,895       857,518       363,353       203,463
MFS Emerging Growth Series ...........     1,021,280       220,378       191,565        55,421
MFS Total Return Series ..............       130,430        50,152        35,006         6,910
MFS Bond Series ......................        32,771        22,992         3,882           922
American Century VP Value Fund .......        94,078        80,227        95,904         2,267
American Century VP International Fund       428,929        88,448        43,698        35,518
Fidelity VIP III Growth Opportunities
  Portfolio ..........................     1,458,472       308,523       129,398        16,553
Fidelity VIP Equity Income Portfolio .       289,600       119,735        44,276        11,887
Fidelity VIP High Income Portfolio ...       106,545       123,681        80,823         7,146
Fidelity VIP II Index 500 Portfolio ..     3,678,236       366,042       337,346        51,584
AIM V.I. Capital Appreciation Fund ...       341,453       142,957       131,925        15,691
AIM V.I. Value Fund ..................     3,167,787       131,546       156,107        14,207
                                         -----------   -----------   -----------   -----------
  Total ..............................   $67,234,845   $48,921,101   $13,643,536   $ 6,820,509
                                         -----------   -----------   -----------   -----------

      In some instances the calculation of total assets may not agree due to rounding.


------------------------
92   P R O S P E C T U S                  F I N A N C I A L  S T A T E M E N T S
------------------------

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account K

      In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, MFS Growth with Income, MFS Emerging Growth, MFS Total Return, MFS Bond, American Century VP Value, American Century VP International, Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income, Fidelity VIP High Income, Fidelity VIP II Index 500, AIM V.I. Capital Appreciation and AIM V.I. Value investment divisions (constituting The Guardian Separate Account K) at December 31, 1999, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of The Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned at December 31, 1999 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCooper LLP

New York, New York
February 20, 2000


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S   93
                                                        ------------------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                          As of December 31,
                                                                        ---------------------
                                                                            1999         1998
                                                                        --------     --------
                                                                            (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $572.7 million; $538.6 million, respectively) .......   $   554.8     $   549.0
Affiliated mutual funds ............................................        78.0          42.9
Joint ventures .....................................................         0.5           0.4
Policy loans .......................................................        80.1          72.9
Short-term investments .............................................         7.1            --
                                                                       ---------     ---------
Total invested assets ..............................................       720.5         665.2
                                                                       ---------     ---------
Cash and cash equivalents ..........................................        63.6          18.5
Deferred acquisition costs .........................................       357.5         313.6
Deferred software costs ............................................        11.6            --
Uncollected and unpaid premiums ....................................         3.4           2.1
Amounts receivable from reinsurers .................................        46.5          42.5
Investment income due and accrued ..................................         9.9           9.4
Other assets .......................................................         5.1           3.3
Accounts receivable ................................................        37.5          22.2
Separate account assets ............................................    11,063.8       8,841.7
                                                                       ---------     ---------
Total Assets .......................................................   $12,319.4     $ 9,918.5
                                                                       =========     =========

Liabilities:
Future policy benefits and other policyholder liabilities ..........   $   547.9     $   480.0
Due to parent and mutual fund affiliates ...........................        69.6          32.2
Current federal income taxes .......................................        18.2          25.8
Deferred federal income taxes ......................................       102.8          98.8
Accrued expenses and other liabilities .............................       110.0          47.5
Separate account liabilities .......................................    10,970.4       8,764.8
                                                                       ---------     ---------
Total Liabilities ..................................................    11,818.9       9,449.1
                                                                       ---------     ---------

Stockholder's equity:
Common stock, 1999 - $100 par value, 25,000 shares authorized, issued and outstanding; 1998 - $100 par value, 20,000 shares
   authorized, issued and oustanding ...............................         2.5           2.0
Additional paid-in capital .........................................       136.9         137.4
Retained earnings ..................................................       347.9         310.6
Accumulated other comprehensive income .............................        13.2          19.4
                                                                       ---------     ---------
Stockholder's equity ...............................................       500.5         469.4
                                                                       ---------     ---------
Total Liabilities & Stockholder's Equity ...........................   $12,319.4     $ 9,918.5
                                                                       =========     =========

See notes to consolidated financial statements.


------------------------
94   P R O S P E C T U S                  F I N A N C I A L  S T A T E M E N T S
------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Revenues:
Premiums ...............................................    $ 12.0     $  9.1     $  3.7
Net investment income ..................................      45.4       41.4       38.7
Realized capital (losses) gains on investments .........      (1.7)       2.1        0.9
Income from brokerage operations .......................      67.1       39.7       31.1
Administrative service fees ............................     217.1      173.6      130.5
Other income ...........................................      17.5       24.0       20.3
                                                            ------     ------     ------
Total revenues .........................................     357.4      289.9      225.2
                                                            ------     ------     ------

Benefits and other deductions:

Policyholder benefits ..................................      21.2       23.7       20.3
Amortization of deferred policy acquisition costs ......      67.1       55.3       36.6
Amortization of deferred software costs ................       1.8         --         --
Other operating costs and expenses .....................     165.6      105.1       73.3
                                                            ------     ------     ------
Total benefits and other deductions ....................     255.7      184.1      130.2
                                                            ------     ------     ------

Income before income taxes .............................     101.7      105.8       95.0

Federal income taxes:
Current expense ........................................      12.1       24.4       17.2
Deferred expense .......................................      12.3       12.0       16.2
                                                            ------     ------     ------
Total federal income taxes .............................      24.4       36.4       33.4
                                                            ------     ------     ------

Net income .............................................      77.3       69.4       61.6

Other comprehensive income, net of income tax:

Change in unrealized investment (losses) gains .........      (6.2)       3.2       12.6
                                                            ------     ------     ------

Comprehensive income ...................................    $ 71.1     $ 72.6     $ 74.2
                                                            ======     ======     ======

See notes to consolidated financial statements.


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S   95
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Common stock at par value, beginning of year ...........    $  2.0     $  2.0     $  2.0
Increase in par value ..................................       0.5         --         --
                                                            ------     ------     ------
Common stock at par value, end of year .................       2.5        2.0        2.0
                                                            ------     ------     ------

Capital in excess of par value, beginning of year ......     137.4      137.4      137.4
(Decrease) in capital ..................................      (0.5)        --         --
                                                            ------     ------     ------
Capital in excess of par value, end of year ............     136.9      137.4      137.4
                                                            ------     ------     ------

Retained earnings, beginning of year ...................     310.6      241.2      179.6
Net income .............................................      77.3       69.4       61.6
Dividends to parent ....................................     (40.0)        --         --
                                                            ------     ------     ------
Retained earnings, end of year .........................     347.9      310.6      241.2
                                                            ------     ------     ------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year ............      19.4       16.2        3.6
Change in unrealized investment (losses) gains,
   net of deferred taxes ...............................      (6.2)       3.2       12.6
                                                            ------     ------     ------
Accumulated comprehensive income,
   net of deferred taxes, end of year ..................      13.2       19.4       16.2
                                                            ------     ------     ------

Total stockholder's equity, end of year ................    $500.5     $469.4     $396.8
                                                            ======     ======     ======

See notes to consolidated financial statements


------------------------
96   P R O S P E C T U S                  F I N A N C I A L  S T A T E M E N T S
------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                  For the years ended December 31,
                                                                  --------------------------------
                                                                      1999       1998       1997
                                                                    ------     ------     ------
                                                                           (In millions)
Operating activities
   Net income ..............................................        $ 77.3     $ 69.4     $ 61.6
Adjustments to reconcile net income to net
   cash provided by operating activities:
     Changes in
      Deferred policy acquisition costs ....................         (43.9)     (46.2)     (45.9)
      Deferred software costs ..............................         (11.6)        --         --
      Uncollected premiums .................................          (1.3)       2.4        0.5
      Amounts receivable from reinsurers ...................          (4.0)     (13.4)      24.9
      Investment income due and accrued ....................          (0.5)      (0.5)      (0.3)
      Other assets .........................................          (1.8)       0.1        0.6
      Accounts receivable ..................................         (15.3)       8.6      (10.4)
      Separate accounts, net ...............................         (16.5)     (14.8)      (5.1)
      Future policy benefits and policyholder liabilities ..          20.9       21.9      (17.0)
      Payable to parent ....................................          10.7        5.7        8.9
      Federal income taxes:
        Current ............................................          (7.6)       9.1        6.9
        Deferred ...........................................           4.0       14.1       19.2
      Accrued expenses and other liabilities ...............          62.5       (1.5)     (14.0)
      Realized losses(gains) on investments ................           1.7       (2.1)      (0.9)
      Other, net ...........................................          (0.7)       1.0       (3.8)
                                                                    ------     ------     ------
        Net cash provided by operating activities ..........          73.9       53.8       25.2
                                                                    ------     ------     ------
Investment activities
   Proceeds from investments sold
      Bonds ................................................         142.2      280.9      315.4
      Other items, net .....................................            --         --       (1.3)
   Investments purchased
      Bonds ................................................        (180.1)    (331.7)    (310.5)
      Affiliated mutual funds ..............................         (24.6)      (3.3)     (20.5)
                                                                    ------     ------     ------
        Net cash used by investing activities ..............         (62.5)     (54.1)     (16.9)
                                                                    ------     ------     ------

Financing activities
   Additions to policyholder contract deposits .............         107.7       54.8       61.7
   Withdrawals from policyholder contract deposits .........         (60.7)     (64.4)     (61.8)
   Dividend to parent ......................................         (13.3)        --         --
                                                                    ------     ------     ------
        Net cash provided (used) by financing activities ...          33.7       (9.6)      (0.1)
                                                                    ------     ------     ------
(Decrease) Increase in cash ................................          45.1       (9.9)       8.2
Cash and cash equivalents, at beginning of year ............          18.5       28.4       20.2
                                                                    ------     ------     ------
Cash and cash equivalents, at end of year ..................        $ 63.6     $ 18.5     $ 28.4
                                                                    ======     ======     ======
Supplemental disclosure:
   Federal income taxes paid ...............................        $ 19.7     $ 15.4     $ 10.2
                                                                    ======     ======     ======

See notes to consolidated financial statements.


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S   97
                                                        ------------------------

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLP (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company has established fourteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $14.9 million of software costs being capitalized. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes are included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary.

      Joint ventures are carried on the equity basis of accounting.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.


------------------------
98   P R O S P E C T U S                           P A R K  A V E N U E  L I F E
------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      Securities purchase under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased or resold is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

      Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months or less. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S   99
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 1999 and 1998 are as follows:

                                                                     December 31, 1999
                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  24.5       $   0.2       $   0.7       $  24.0
Obligations of states and political subdivisions ..     30.7           0.1           0.5          30.3
Debt securities issued by foreign governments .....      3.8            --           0.1           3.7
Corporate debt securities .........................    513.7           0.5          17.4         496.8
                                                     -------       -------       -------       -------
  Subtotal ........................................    572.7           0.8          18.7         554.8
Affiliated mutual funds ...........................     61.0          17.2           0.2          78.0
                                                     -------       -------       -------       -------
                                                     $ 633.7       $  18.0       $  18.9       $ 632.8
                                                     =======       =======       =======       =======

                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  28.4       $   1.5       $    --       $  29.9
Obligations of states and political subdivisions ..     60.2           1.4            --          61.6
Debt securities issued by foreign governments .....      8.0           0.1            --           8.1
Corporate debt securities .........................    442.0          10.0           2.6         449.4
                                                     -------       -------       -------       -------
  Subtotal ........................................    538.6          13.0           2.6         549.0
Affiliated mutual funds ...........................     36.9           6.6           0.6          42.9
                                                     -------       -------       -------       -------
                                                     $ 575.5       $  19.6       $   3.2       $ 591.9
                                                     =======       =======       =======       =======

    The amortized cost and estimated market value of bonds as of December 31, 1999 and 1998 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.


------------------------
100  P R O S P E C T U S                           P A R K  A V E N U E  L I F E
------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

                                                                       As of December 31, 1999
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    61.4     $    61.2
Due after one year through five years ..............................       296.4         290.0
Due after five years through ten years .............................       100.1          95.5
Due after ten years ................................................        51.7          46.7
Sinking fund bonds (including collateralized mortgage obligations) .        63.1          61.4
                                                                       ---------     ---------
                                                                       $   572.7     $   554.8
                                                                       =========     =========

                                                                       As of December 31, 1998
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    47.5     $    47.7
Due after one year through five years ..............................       250.0         253.2
Due after five years through ten years .............................       102.5         107.8
Due after ten years ................................................        67.6          68.3
Sinking fund bonds (including collateralized mortgage obligations) .        71.0          72.0
                                                                       ---------     ---------
                                                                       $   538.6     $   549.0
                                                                       =========     =========

      The major categories of net investment income are summarized as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Fixed maturities .......................................    $ 37.2     $ 33.9     $ 31.8
Affiliated mutual funds ................................       1.6        1.5        1.1
Policy loans ...........................................       3.7        3.5        3.4
Short-term investment ..................................       2.9        2.3        2.4
Joint venture dividend .................................       1.3        1.3        1.1
                                                            ------     ------     ------
                                                              46.7       42.5       39.8
Less: Investment expenses ..............................       1.3        1.1        1.1
                                                            ------     ------     ------
Net investment income ..................................    $ 45.4     $ 41.4     $ 38.7
                                                            ======     ======     ======

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 1999, 1998 and 1997 are as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------

Realized gains from dispositions:
  Bonds ................................................    $  0.6     $  2.2     $  1.1
  Separate account seed ................................       0.9         --        0.9
Realized losses from dispositions:
  Bonds ................................................      (3.1)      (0.1)      (1.1)
  Affiliated mutual funds ..............................      (0.1)        --         --
                                                            ------     ------     ------
Realized gains .........................................    $ (1.7)    $  2.1     $  0.9
                                                            ======     ======     ======



                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S  101
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Balance, beginning of year .............................    $ 19.4     $ 16.2     $  3.6
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ..............................................     (20.4)       2.6        4.6
    Affiliated mutual funds ............................       9.1       (1.8)       7.3
    Separate account seed ..............................       5.1        2.4        1.7
    Other ..............................................        --         --       (1.0)
                                                            ------     ------     ------
Balance, end of year ...................................    $ 13.2     $ 19.4     $ 16.2
                                                            ======     ======     ======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 1999, 1998 and 1997, the change in unrealized gains and losses before tax was $(12.9), $7.4 and $15.6 and after tax was $(6.2), $3.2 and $12.6, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Unrealized holding (losses) gains ......................    $(14.5)    $  5.7     $ 15.6
Less: Reclassification adjustments .....................       1.6        1.7         --
                                                            ------     ------     ------
Change in unrealized holding (losses) gains ............    $(12.9)    $  7.4     $ 15.6
                                                            ======     ======     ======

      Special Deposit assets of $3.7 million and $4.1 million at December 31, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 - DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                                           As of December 31,
                                                                             (In millions)
                                                                       -----------------------
                                                                            1999          1998
Balance, beginning of year .........................................   $   313.6     $   267.4
Capitalization of deferrable expenses ..............................        93.8          77.0
Amortization of recoverable DAC balances ...........................       (67.1)        (55.3)
Interest on DAC ....................................................        21.7          24.2
Retrospectively applied adjustments ................................        (4.5)          0.3
                                                                       ---------     ---------
Balance, end of year ...............................................   $   357.5     $   313.6
                                                                       =========     =========


------------------------
102  P R O S P E C T U S                           P A R K  A V E N U E  L I F E
------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 5 - POLICYHOLDERS' ACCOUNT BALANCES

      The balances of policyholders' account balances as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                              1999         1998
                                                        ----------    ---------
Individual annuities ................................   $  7,617.9    $ 6,492.8
Group annuities .....................................      3,105.7      2,104.3
Variable life .......................................        713.7        569.6
Interest-sensitive life contracts ...................          4.2          4.5
                                                        ----------    ---------
Policyholders' account balances .....................   $ 11,441.5    $ 9,171.2
                                                        ==========    =========

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

NOTE 6 - FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the years ended December 31,
                                                        (In millions)
                                               --------------------------------
                                                   1999       1998       1997
                                                 ------     ------     ------
Federal Income Tax expense:
  Current ...................................    $ 12.1     $ 24.4     $ 17.2
  Deferred ..................................      12.3       12.0       16.2
                                                 ------     ------     ------
Total .......................................    $ 24.4     $ 36.4     $ 33.4
                                                 ======     ======     ======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Expected taxes on pre-tax income .......................    $ 35.6     $ 37.5     $ 33.3
Permanent adjustments:
  Dividends received deduction on separate accounts ....     (13.1)        --         --
Reserve on overpayment of 1998 taxes in 1999 ...........       1.3         --         --
True-up of tax basis reserves ..........................       1.3         --         --
State and local taxes ..................................        --       (0.5)       0.1
Foreign tax credit .....................................      (0.3)      (0.3)        --
Other ..................................................      (0.4)      (0.3)        --
                                                            ------     ------     ------
Total tax expense ......................................    $ 24.4     $ 36.4     $ 33.4
                                                            ======     ======     ======


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S  103
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 1999 and 1998, are as follows:

                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                             1999          1998
                                                        ---------     ---------
Deferred tax assets:
Other liabilities ...................................   $    19.5     $    15.7
DAC Proxy ...........................................        13.7          11.1
Amounts receivable from reinsurer ...................         0.3           0.9
Other ...............................................         3.9           1.4
                                                        ---------     ---------
Total deferred tax assets ...........................        37.4          29.1

Deferred tax liabilities:
Deferred acquisition costs ..........................   $   125.1     $   109.8
Capitalized software costs ..........................         4.1            --
Reserves ............................................         7.7           6.0
Investments .........................................         3.3          10.3
Other ...............................................          --           1.8
                                                        ---------     ---------
Total deferred tax liabilities ......................       140.2         127.9
                                                        ---------     ---------
Net deferred tax liability ..........................   $   102.8     $    98.8
                                                        =========     =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 - REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million, $0.9 million and $1.0 million of assumed premiums at December 31, 1999, 1998 and 1997, and $83.1 million, $65.2 million and $43.6 million of ceded premiums at December 31, 1999, 1998 and 1997, respectively.

      The Company terminated, during 1997, an assumption agreement with an unaffiliated company. Under this agreement, included in the consolidated statements of income are $(2.3) million of premiums at December 31, 1997.

NOTE 8 - FAIR VALUE OF FINANCIAL INSTRUMENTS

      Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.


------------------------
104  P R O S P E C T U S                           P A R K  A V E N U E  L I F E
------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $141.0 million in 1999, $100.8 million in 1998 and $72.2 million in 1997, and, in the opinion of management, were considered appropriate for the services rendered.

      The Company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware Insurance law as an insurance company separate account. GIAC had contributed capital to GREA to provide for funds and to preserve liquidity. Effective December 19, 1997 GREA was liquidated and, as a result, $6.7 million was returned to GIAC in the form of capital and there was a realized gain recorded of $1.0 million.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 1999 and 1998 are as follows (in millions):


                                                              1999          1998
                                                         ---------     ---------
The Guardian Stock Fund ..............................   $ 4,153.9     $ 3,664.9
The Guardian VC 500 Index Fund .......................         1.8            --
The Guardian VC Allocation Fund ......................         0.8            --
The Guardian High Yield Bond Fund ....................         0.2            --
The Guardian Bond Fund ...............................       320.0         381.5
The Guardian Cash Fund ...............................       484.1         419.5
The Baillie Gifford International Fund ...............       662.3         526.4
The Baillie Gifford Emerging Markets Fund ............        64.6          34.6
The Guardian Small Cap Stock Fund ....................       130.6         109.2
The Guardian Park Avenue Fund ........................       621.3         511.6
The Guardian Park Avenue Small Cap Fund ..............        22.8          13.2
The Guardian Asset Allocation Fund ...................        46.0          39.8
The Guardian Baillie Gifford International Fund ......        15.5           9.1
The Guardian Baillie Gifford Emerging Markets Fund ...         6.8           0.8
The Guardian Investment Quality Bond Fund ............        12.7           9.3
The Guardian High Yield Bond Fund ....................         0.8            --
The Guardian Cash Management Fund ....................       126.4          57.9
                                                         ---------     ---------
                                                         $ 6,670.6     $ 5,777.8
                                                         =========     =========


      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S  105
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 1999 and 1998 are as follows (in millions):

                                                              1999          1998
                                                         ---------     ---------
The Guardian Park Avenue Fund ........................   $     0.1     $     0.1
The Guardian Park Avenue Small Cap Fund ..............         2.5           1.8
The Guardian Small Cap Stock Fund ....................        35.2          26.1
The Guardian Asset Allocation Fund ...................         2.8           2.5
The Guardian Baillie Gifford International Fund ......         2.9           2.1
The Guardian Baillie Gifford Emerging Markets Fund ...         1.5           0.9
The Guardian Investment Quality Bond Fund ............         1.6           1.6
The Guardian High Yield Bond Fund ....................         1.6           1.6
The Guardian Cash Management Fund ....................        29.8           6.2
                                                         ---------     ---------
                                                         $    78.0     $    42.9
                                                         =========     =========

NOTE 10 - STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP net income ...........................    $ 77.3     $ 69.4     $ 61.6
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .................       3.3       (4.5)      (4.3)
  Change in deferred policy acquisition costs ..........     (45.2)     (43.2)     (41.9)
  Change in deferred software costs ....................      (8.8)        --         --
  Deferred premiums ....................................       0.3        1.5        5.6
  Re-estimation of future policy benefits ..............      13.1        9.7        3.3
  Reinsurance ..........................................      (3.8)      (4.1)     (12.4)
  Deferred federal income tax expense ..................      11.2       11.9       16.2
  Amortization of interest maintenance reserve .........       0.4        0.3        0.1
  Transfer to interest maintenance reserve .............       2.4       (1.4)        --
  Other, net ...........................................       2.8        0.9       (0.2)
                                                            ------     ------     ------
Statutory net income ...................................    $ 53.0     $ 40.5     $ 28.0
                                                            ======     ======     ======


------------------------
106  P R O S P E C T U S                           P A R K  A V E N U E  L I F E
------------------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

    The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                 As of December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP stockholder's equity .................    $500.5     $469.4     $396.8
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ....................    (357.5)    (313.6)    (267.4)
  Deferred software costs ..............................     (11.6)        --         --
  Elimination of asset valuation reserve ...............     (42.7)     (29.6)     (26.3)
  Re-estimation of future policy benefits ..............     (53.4)     (46.9)     (41.3)
  Establishment of deferred income tax liability .......     102.8       98.8       84.7
  Unrealized gains on investments ......................      19.8      (11.7)      (7.9)
  Other liabilities ....................................      66.7       48.1       33.5
  Deferred premiums ....................................       8.2        7.8        7.0
  Other, net ...........................................       5.4        5.1        3.6
                                                            ------     ------     ------
Statutory capital and surplus ..........................    $238.2     $227.4     $182.7
                                                            ======     ======     ======


                                                        ------------------------
F I N A N C I A L  S T A T E M E N T S                  P R O S P E C T U S  107
                                                        ------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ Pricewaterhouse Coopers LLP

February 14, 2000


------------------------
P R O S P E C T U S  108                  F I N A N C I A L  S T A T E M E N T S
------------------------

--------------------------------------------------------------------------------
      APPENDIX A
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with face amounts of $250,000 for a male insured at Age 40 and shown in the preferred plus classification and also in the preferred classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue Life policies with those under other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) policy premiums are paid at other than annual intervals, or if Unscheduled Payments are made. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping policy premiums and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.


      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from annual policy premiums for policy premium assessments and premium charges; and (2) monthly deductions are deducted from the policy account value on each monthly date. The net cash surrender values shown in the tables reflect the fact that a surrender charge is deducted upon surrender, face amount reduction or lapse during the first 12 policy years. The death benefits, net cash surrender values and policy account values also reflect a daily charge assessed against the separate account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Separate Account attributable to the policies. See Deductions and charges. The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.77% of the average daily net assets of such funds.


      The average is based upon actual expenses, after applicable expense reimbursements and fee waivers, incurred during 1999 for all funds, except Guardian VC 500 Index and Janus Aspen Series, the expenses of which have been restated to reflect a reduction in the management fees.

      In the absence of these arrangements, operating expenses of the various funds, and the average investment adviser fees and expenses used in the following illustrations would have been higher. For an explanation of the expenses see the accompanying fund prospectuses.


      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.37%, 4.60% and 10.56%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.66%, 4.28% and 10.23%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See Net investment factor.



                                                        ------------------------
P A R K   A V E N U E   L I F E                         P R O S P E C T U S  109
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.
Appendix A


      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash surrender values and policy account values illustrated. See "GIAC's Taxes."

      The fourth column of each table shows the amount which would accumulate if an amount equal to the annual policy premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the guaranteed premium period, the annual policy premium is $2,532.50 for the preferred plus policy illustrated and $3,045 for the preferred policy illustrated.


      GIAC will furnish upon request an illustration reflecting the proposed insured's age, sex, premium class and the Face Amount or Basic Scheduled Premium requested, but a premium-based illustration must reflect GIAC's current minimum Face Amount requirement for Park Avenue Life -- which is $100,000.


      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all Policy Premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with average annual total return of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.


      GIAC began to offer Park Avenue Life on December 10, 1997. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See The variable investment options - "Investment Performance of the Funds"). The result for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, monthly deductions, and any transaction deductions associated with the policy in question.



------------------------
110  P R O S P E C T U S                                     A P P E N D I C E S
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                          Assuming Current Charges      Assuming Current Charges         Assuming Current Charges
                                               and 0 % Gross                  and 6% Gross                    and 12 % Gross
                                                   Return                        Return                            Return
                              Premiums  ----------------------------   ----------------------------    -----------------------------
End           Age          Accumulated                 Net                             Net                             Net
of      Beginning                At 5%   Policy       Cash        Net    Policy       Cash       Net     Policy       Cash       Net
Policy         of     Net     Interest  Account  Surrender      Death   Account  Surrender     Death    Account  Surrender     Death
Year         Year  Outlay     Per Year    Value      Value    Benefit     Value      Value   Benefit      Value      Value   Benefit
----         ----  ------     --------    -----      -----    -------     -----      -----   -------      -----      -----   -------
1              40   2,533        2,659    1,682          0    250,000     1,802          0   250,000      1,921          0   250,000
2              41   2,533        5,451    3,326          0    250,000     3,671          0   250,000      4,030        143   250,000
3              42   2,533        8,383    4,932      1,400    250,000     5,611      2,078   250,000      6,347      2,814   250,000
4              43   2,533       11,461    6,568      3,388    250,000     7,693      4,513   250,000      8,964      5,784   250,000
5              44   2,533       14,693    8,156      5,328    250,000     9,846      7,018   250,000     11,832      9,005   250,000
6              45   2,533       18,087    9,698      7,226    250,000    12,075      9,603   250,000     14,982     12,510   250,000
7              46   2,533       21,651   11,172      9,052    250,000    14,359     12,239   250,000     18,419     16,299   250,000
8              47   2,533       25,392   12,572     10,804    250,000    16,696     14,928   250,000     22,168     20,401   250,000
9              48   2,533       29,321   13,916     12,504    250,000    19,106     17,694   250,000     26,284     24,872   250,000
10             49   2,533       33,446   15,213     14,153    250,000    21,600     20,540   250,000     30,813     29,753   250,000
15             54   2,533       57,380   20,543     20,543    250,000    35,040     35,040   250,000     61,033     61,033   250,000
20             59   2,533       87,927   23,644     23,644    250,000    50,163     50,163   250,000    110,142    110,142   250,000
25             64   2,533      126,912   24,039     24,039    250,000    67,143     67,143   250,000    190,940    190,940   324,977
30             69   2,533      176,669   20,015     20,015    250,000    85,463     85,463   250,000    319,410    319,410   483,443

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $16,567, ASSUMING THE 0% RETURN; $6,566, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.



                                                        ------------------------
A P P E N D I C E S                                     P R O S P E C T U S  111
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed            Assuming Guaranteed             Assuming Guaranteed
                                            Charges and 0 % Gross          Charges and 6% Gross           Charges and 12 % Gross
                                                   Return                        Return                            Return
                               Premiums  ----------------------------  -----------------------------   -----------------------------
End            Age          Accumulated                 Net                            Net                            Net
of       Beginning                At 5%   Policy       Cash       Net    Policy       Cash       Net    Policy       Cash        Net
Policy          of     Net     Interest  Account  Surrender     Death   Account  Surrender     Death   Account  Surrender      Death
Year          Year  Outlay     Per Year    Value      Value   Benefit     Value      Value   Benefit     Value      Value    Benefit
----          ----  ------     --------    -----      -----   -------     -----      -----   -------     -----      -----    -------
1               40   2,533        2,659    1,676          0   250,000     1,795          0   250,000     1,915          0    250,000
2               41   2,533        5,451    3,081          0   250,000     3,416          0   250,000     3,767          0    250,000
3               42   2,533        8,383    4,422        889   250,000     5,066      1,533   250,000     5,767      2,235    250,000
4               43   2,533       11,461    5,718      2,538   250,000     6,764      3,584   250,000     7,951      4,771    250,000
5               44   2,533       14,693    6,945      4,117   250,000     8,487      5,660   250,000    10,310      7,483    250,000
6               45   2,533       18,087    8,094      5,622   250,000    10,227      7,755   250,000    12,856     10,383    250,000
7               46   2,533       21,651    9,165      7,045   250,000    11,984      9,864   250,000    15,606     13,486    250,000
8               47   2,533       25,392   10,154      8,387   250,000    13,753     11,986   250,000    18,578     16,810    250,000
9               48   2,533       29,321   11,057      9,644   250,000    15,530     14,117   250,000    21,791     20,379    250,000
10              49   2,533       33,446   11,866     10,806   250,000    17,308     16,248   250,000    25,264     24,204    250,000
15              54   2,533       57,380   14,607     14,607   250,000    26,332     26,332   250,000    47,866     47,866    250,000
20              59   2,533       87,927   13,328     13,328   250,000    33,705     33,705   250,000    81,876     81,876    250,000
25              64   2,533      126,912    4,942      4,942   250,000    35,921     35,921   250,000   134,299    134,299    250,000
30              69   2,533      176,669        0          0   250,000    25,834     25,834   250,000   216,253    216,253    327,310

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,678, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.



------------------------
112  P R O S P E C T U S                                     A P P E N D I C E S
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

                                              Assuming Current               Assuming Current                  Assuming Current
                                            Charges and 0 % Gross          Charges and 6% Gross             Charges and 12 % Gross
                                                   Return                         Return                           Return
                              Premiums  -----------------------------    ---------------------------    ----------------------------
End           Age          Accumulated                 Net                              Net                            Net
of      Beginning                At 5%   Policy       Cash        Net     Policy       Cash       Net    Policy       Cash       Net
Policy         of     Net     Interest  Account  Surrender      Death    Account  Surrender     Death   Account  Surrender     Death
Year         Year  Outlay     Per Year    Value      Value    Benefit      Value      Value   Benefit     Value      Value   Benefit
----         ----  ------     --------    -----      -----    -------      -----      -----   -------     -----      -----   -------
1              40   2,533        2,659    1,682          0    250,000      1,802          0   250,000     1,921          0   250,000
2              41   2,533        5,451    3,326          0    250,000      3,671          0   250,000     4,030        143   250,000
3              42   2,533        8,383    4,933      1,400    250,000      5,611      2,078   250,000     6,347      2,814   250,000
4              43   2,533       11,461    6,568      3,388    250,000      7,693      4,513   250,000     8,964      5,784   250,000
5              44   2,533       14,693    8,156      5,328    250,000      9,846      7,018   250,000    11,832      9,005   250,000
6              45   2,533       18,087    9,698      7,226    250,000     12,075      9,603   250,000    14,982     12,509   250,000
7              46   2,533       21,651   11,172      9,052    250,000     14,359     12,239   250,000    18,416     16,296   250,049
8              47   2,533       25,392   12,572     10,804    250,000     16,696     14,928   250,000    22,161     20,394   251,142
9              48   2,533       29,321   13,916     12,504    250,000     19,106     17,694   250,000    26,268     24,855   252,491
10             49   2,533       33,446   15,213     14,153    250,000     21,600     20,540   250,000    30,781     29,722   254,127
15             54   2,533       57,380   20,543     20,543    250,000     35,040     35,040   250,000    60,692     60,692   268,063
20             59   2,533       87,927   23,644     23,644    250,000     50,163     50,163   250,000   108,336    108,336   296,679
25             64   2,533      126,912   24,039     24,039    250,000     67,143     67,143   250,000   185,168    185,168   350,629
30             69   2,533      176,669   20,015     20,015    250,000     85,463     85,463   250,000   309,348    309,348   468,213

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $16,567, ASSUMING THE 0% RETURN; $6,566, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.



                                                        ------------------------
A P P E N D I C E S                                     P R O S P E C T U S  113
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

                                            Assuming Guaranteed             Assuming Guaranteed            Assuming Guaranteed
                                           Charges and 0 % Gross            Charges and 6% Gross          Charges and 12 % Gross
                                                 Return                            Return                           Return
                             Premiums  ------------------------------   ----------------------------    ----------------------------
End           Age          Accumulated                 Net                             Net                             Net
of      Beginning                At 5%   Policy       Cash        Net    Policy       Cash       Net     Policy       Cash       Net
Policy         of     Net     Interest  Account  Surrender      Death   Account  Surrender     Death    Account  Surrender     Death
Year         Year  Outlay     Per Year    Value      Value    Benefit     Value      Value   Benefit      Value      Value   Benefit
----         ----  ------     --------    -----      -----    -------     -----      -----   -------      -----      -----   -------
1              40   2,533        2,659    1,676          0    250,000     1,795          0   250,000      1,915          0   250,000
2              41   2,533        5,451    3,081          0    250,000     3,416          0   250,000      3,767          0   250,000
3              42   2,533        8,383    4,422        889    250,000     5,066      1,533   250,000      5,767      2,235   250,000
4              43   2,533       11,461    5,718      2,538    250,000     6,764      3,584   250,000      7,951      4,771   250,000
5              44   2,533       14,693    6,945      4,117    250,000     8,487      5,660   250,000     10,310      7,483   250,000
6              45   2,533       18,087    8,094      5,622    250,000    10,227      7,755   250,000     12,856     10,383   250,000
7              46   2,533       21,651    9,165      7,045    250,000    11,984      9,864   250,000     15,606     13,486   250,000
8              47   2,533       25,392   10,154      8,387    250,000    13,753     11,986   250,000     18,578     16,810   250,000
9              48   2,533       29,321   11,057      9,644    250,000    15,530     14,117   250,000     21,791     20,378   250,000
10             49   2,533       33,446   11,866     10,806    250,000    17,308     16,248   250,000     25,264     24,204   250,000
15             54   2,533       57,380   14,607     14,607    250,000    26,332     26,332   250,000     47,768     47,768   255,138
20             59   2,533       87,927   13,328     13,328    250,000    33,705     33,705   250,000     80,924     80,924   269,267
25             64   2,533      126,912    4,942      4,942    250,000    35,921     35,921   250,000    129,335    129,335   294,796
30             69   2,533      176,669        0          0    250,000    25,834     25,834   250,000    200,465    200,465   338,603

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,678, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.



------------------------
114  P R O S P E C T U S                                     A P P E N D I C E S
------------------------

--------------------------------------------------------------------------------
      APPENDIX B
      USES OF LIFE INSURANCE
--------------------------------------------------------------------------------

The following are examples of ways in which the policy can be used to address certain financial objectives, bearing in mind that variable life insurance is not a short-term investment and that its primary purpose is to provide benefits upon the death of the insured.

Family Income Protection

Life insurance may be purchased on the lives of a family's income earners to provide a death benefit to cover final expenses, and continue the current income to the family. The amount of insurance purchase should be an amount which will provide a death benefit that when invested outside the policy at a reasonable interest rate, will generate enough money to replace the insured's income.

Estate Protection

Life insurance may be purchased by a trust on the life of a person whose estate will incur federal estate taxes upon his or her death. The amount of insurance purchased should equal the amount of the estimated estate tax liability. Upon the insured's death, the trustee could make the death proceeds available to the estate for the payment of estate taxes.

Education Funding

Life insurance may be purchased on the life of the parent(s) or primary person funding an education. The amount of insurance purchased should equal the total education cost projected at a reasonable inflation rate.

In the event of the insured's death, the guaranteed death benefit is available to help pay the education costs. If the insured lives through the education years, the cash value accumulations may be accessed to help offset the remaining education costs. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Mortgage Protection

Life insurance may be purchased on the life of the person(s) responsible for making mortgage payments. The amount of insurance purchased should equal the mortgage amount. In the event of the insured's death, the guaranteed death benefit can be used to offset the remaining mortgage balance.

During the insured's lifetime, the cash value accumulations may be accessed late in the mortgage term to help make the remaining mortgage payments. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Key Person Protection

Life insurance may be purchased by a business on the life of a key person in an amount equal to a key person's value, considering salary, benefits, and contribution to business profits. Upon the key person's death, the business can use the death benefit to ease the interruption of business operations and/or to provide a replacement fund for hiring a new executive.

Business Continuation Protection

Life insurance may be purchased on the life of each business owner in an amount equal to the value of each owner's business interest. In the event of death, the guaranteed death benefit may provide the funds needed to carry out the purchase of the deceased's business interest by the business, or surviving owners, from the deceased owner's heirs.

Retirement Income

Life insurance may be purchased on the life of a family income earner during his or her working life. If the insured lives to retirement, the cash value accumulations may be accessed to provide retirement payments. In the event of the insured's death, the proceeds may be used to provide retirement income to his or her spouse. Any policy loans or partial withdrawals will reduce the policy's death benefit and may have tax consequences.

Deferred Compensation Plans

Life insurance may be purchased to fund a Deferred Compensation Plan, or Selective Incentive Plan, for key employees. A Deferred Compensation Plan, or Selective Incentive Plan, is a written agreement between an employer and an executive. The employer makes an unsecured promise to make future benefit payments to a key executive if the executive meets certain stated requirements.

Under this type of plan, a company purchases a cash value life insurance policy insuring an executive's life to (1)



                                                        ------------------------
A P P E N D I C E S                                     P R O S P E C T U S  115
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX B

USES OF LIFE INSURANCE

informally fund the promised benefits and (2) recover its plan costs at the death of the executive. The policy cash values may be used to help pay the promised benefits to the executive. In the event that the executive dies prior to retirement, the policy death benefits can be used to fund survivor benefits.

Split Dollar Plans

Life insurance may be purchased by an employer on the life of an employee under a Split Dollar Plan. In a Split Dollar Plan, the employer advances the executive the premium on a life insurance policy. Both the employer and the executive share the cash value and death benefit under the policy. Generally, the employer has rights to the cash value and death benefit equal to its advances. The balance of the cash value and death benefit belong to the executive.

The executive receives an economic benefit for which he or she must contribute into the plan or pay income tax. The economic benefit is equal to the term value of the death benefit assuming taxation under IRS Revenue Rulings and IRC Section
72. Different results are possible if these or other code sections are applied or amended.

Executive Bonus Plans

Life Insurance may be purchased by an employee with funds provided by his or her employer for that purpose. An Executive Bonus plan involves an employer providing an executive with additional compensation to enable the executive to pay premiums on a life insurance policy. The bonus is tax deductible by the employer and received as taxable income by the executive.

*  *  *  *

Because the policy provides a death benefit and cash surrender value, the policy can be used for various individual and business planning purposes. Purchasing the policy in part for such purposes entails certain risks, particularly if the policy's cash surrender value, as opposed to its death benefit, will be the principal policy feature used for such planning purposes. If Policy Premiums are not paid, the investment performance of the Variable Investment Options to which Policy Account Value is allocated is poorer than anticipated, or insufficient cash surrender value is maintained, then the policy may lapse or may not accumulate sufficient values to fund the purpose for which the policy was purchased. Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, a purchaser should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

Policyowners are urged to consult competent tax advisors about the possible tax consequences of pre-death distributions from any life insurance policy, including Park Avenue Life.



------------------------
116  P R O S P E C T U S                                     A P P E N D I C E S
------------------------

--------------------------------------------------------------------------------
      APPENDIX C
      ADDITIONAL BENEFITS BY RIDER
--------------------------------------------------------------------------------

Additional benefits are available by riders to the policy. Riders are issued subject to GIAC's standards for classifying risks. GIAC charges premiums for additional benefit riders. These premium amounts are included in the policy premium charged to a Park Avenue Life policyowner, but rider premiums are not allocated to the variable investment options or fixed-rate option under the policy. The benefits provided by the riders are fully described in the riders and summarized here.

      Waiver of Premium -- This rider provides for the waiver of Policy Premiums while the insured is totally disabled.

      Accidental Death Benefit -- This rider provides additional insurance coverage if the insured's death results from accidental bodily injury.

      Guaranteed Purchase Option -- This rider provides the policyowner the right to purchase additional insurance policies on the insured's life without evidence of insurability on the policy anniversaries nearest certain birthdays of the insured (the "Option Dates") or within specified time periods of qualifying life events ("Alternate Option Dates") provided
      (i) all policy premiums are paid to the applicable Option Date or Alternate Option Date, (ii) written application and evidence of insurability satisfactory to the issuer and the first premium for the new policy are received as set forth in the rider, (iii) if applicable, satisfactory evidence of the qualifying life event accompanies the application.

      Simplified Insurability Option -- This rider allows the policyowner to purchase additional policies on certain policy anniversaries ("Option Dates") provided: (i) all policy premiums are paid to the applicable Option Date, (ii) written application and evidence of insurability satisfactory to the issuer are received as set forth in the rider, and
      (iii) policy premiums are not being waived under a waiver of premium rider.

      Adjustable Renewable Term (ART) Insurance -- This rider provides term insurance for one year periods.


By adding an ART rider to a Park Avenue Life policy, a policyowner can increase the insurance coverage provided by the entire contract. Generally, term insurance is intended to fill a temporary insurance need, and permanent (whole life) insurance is intended to fill long-term insurance needs. Term insurance is generally more economical for short periods, while permanent insurance is generally more economical over longer periods. If a policyowner has a short-term need for more insurance protection, it may be in his or her interest to supplement a Park Avenue Life policy with an ART rider. When the need abates, the rider can be terminated without triggering surrender charges, which are imposed when the policy's coverage is reduced during the first 12 policy years. See Decreasing the Face Amount and Deductions and charges.


GIAC may from time to time discontinue the availability of one or more of these riders, or make other riders available. GIAC agents can provide information about the current availablity of particular riders.



                                                        ------------------------
A P P E N D I C E S                                     P R O S P E C T U S  117
                                                        ------------------------

--------------------------------------------------------------------------------
      APPENDIX D
--------------------------------------------------------------------------------

VARIABLE WHOLE LIFE INSURANCE WITH MODIFIED SCHEDULED PREMIUMS

FIRST YEAR SURRENDER CHARGE RATES PER $1,000

                            Male                                  Female                                  Unisex
-------------------------------------------------------------------------------------------------------------------------
          Preferred                              Preferred                               Preferred
  Age          Plus    Preferred     Standard         Plus     Preferred     Standard         Plus    Preferred  Standard
  ---          ----    ---------     --------         ----     ---------     --------         ----    ---------  --------
   0                        6.46                                    5.48                                   6.27
   1                        6.30                                    5.37                                   6.13
   2                        6.39                                    5.44                                   6.20
   3                        6.49                                    5.51                                   6.30
   4                        6.60                                    5.58                                   6.39
   5                        6.70                                    5.67                                   6.49
   6                        6.83                                    5.76                                   6.62
   7                        6.95                                    5.85                                   6.74
   8                        7.11                                    5.95                                   6.88
   9                        7.25                                    6.06                                   7.02
  10                        7.42                                    6.16                                   7.16
  11                        7.58                                    6.28                                   7.33
  12                        7.75                                    6.39                                   7.49
  13                        7.95                                    6.53                                   7.67
  14                        8.12                                    6.65                                   7.82
  15                        8.30                                    6.77                                   8.00
  16                        8.45                                    6.91                                   8.16
  17                        8.63                                    7.05                                   8.31
  18                        8.79                                    7.19                                   8.47
  19                        8.96                                    7.35                                   8.65
  20           8.09         7.94        10.17         7.25          7.15         8.12         7.92         7.77      9.71
  21           8.26         8.10        10.43         7.40          7.29         8.42         8.07         7.93      9.95
  22           8.43         8.28        10.69         7.57          7.45         8.73         8.25         8.10     10.21
  23           8.62         8.50        10.99         7.74          7.63         9.05         8.42         8.38     10.50
  24           8.80         8.82        11.31         7.91          7.81         9.40         8.62         8.71     10.80
  25           9.02         9.17        11.64         8.10          8.11         9.77         8.83         9.05     11.12
  26           9.33         9.63        12.20         8.38          8.52        10.33         9.12         9.51     11.77
  27           9.65        10.13        12.80         8.67          8.94        10.93         9.44        10.00     12.46
  28          10.05        10.69        13.48         9.03          9.43        11.61         9.82        10.56     13.24
  29          10.42        11.25        14.27         9.36          9.92        12.29        10.18        11.11     14.02
  30          10.86        11.90        15.17         9.75         10.48        13.08        10.62        11.75     14.92
  31          11.27        12.53        16.09        10.11         11.02        13.86        11.02        12.36     15.83
  32          11.77        13.25        17.12        10.62         11.64        14.75        11.55        13.07     16.84
  33          12.25        13.97        18.16        11.17         12.25        15.64        12.14        13.78     17.86
  34          12.88        14.73        19.29        11.73         12.90        16.59        12.76        14.51     18.97
  35          13.59        15.58        20.55        12.40         13.62        17.66        13.47        15.37     20.21
  36          14.20        16.31        21.51        12.94         14.22        18.48        14.07        16.09     21.15
  37          14.85        17.07        22.56        13.49         14.84        19.33        14.70        16.82     22.18
  38          15.52        17.87        23.67        14.09         15.51        20.23        15.36        17.60     23.26
  39          16.22        18.71        24.85        14.70         16.19        21.18        16.06        18.44     24.41
  40          16.96        19.61        26.11        15.37         16.93        22.17        16.79        19.30     25.64
  41          17.74        20.54        27.47        16.05         17.71        23.22        17.57        20.23     26.96
  42          18.58        21.54        28.89        16.78         18.52        24.31        18.39        21.21     28.33
  43          19.45        22.60        30.40        17.54         19.38        25.43        19.26        22.24     29.80
  44          20.39        23.72        32.03        18.34         20.28        26.62        20.17        23.34     31.35
  45          21.39        24.89        33.73        19.19         21.19        27.88        21.16        24.46     33.01
  46          22.57        26.20        35.91        20.07         22.25        29.43        22.30        25.75     35.11
  47          23.81        27.59        38.22        21.01         23.36        31.07        23.51        27.11     37.32
  48          25.14        29.08        40.68        21.98         24.54        32.80        24.76        28.56     39.68
  49          26.54        30.67        43.27        23.02         25.80        34.65        26.10        30.09     42.15



------------------------
118  P R O S P E C T U S                                     A P P E N D I C E S
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX D

VARIABLE WHOLE LIFE INSURANCE WITH MODIFIED SCHEDULED PREMIUMS

FIRST YEAR SURRENDER CHARGE RATES PER $1,000

                            Male                                  Female                                  Unisex
-------------------------------------------------------------------------------------------------------------------------
          Preferred                              Preferred                               Preferred
  Age          Plus    Preferred     Standard         Plus     Preferred     Standard         Plus    Preferred  Standard
  ---          ----    ---------     --------         ----     ---------     --------         ----    ---------  --------
  50          28.02        32.36        45.98        24.10         27.14        36.57        27.56        31.73     44.76
  51          29.60        34.14        48.85        25.25         28.54        38.61        29.07        33.48     47.13
  52          31.25        36.03        51.65        26.46         30.05        40.10        30.66        35.33     49.02
  53          33.00        38.02        53.87        27.74         31.63        41.55        32.33        37.27     51.03
  54          34.84        40.14        56.20        29.07         33.31        43.06        34.09        39.31     53.15
  55          36.79        42.35        58.66        30.48         35.04        44.66        35.97        41.49     55.40
  56          38.24        44.62        58.69        31.63         36.36        46.36        37.34        43.60     57.77
  57          39.74        47.01        58.65        32.83         37.74        48.17        38.83        45.81     58.68
  58          41.33        49.53        58.62        34.07         39.18        50.11        40.36        48.17     58.65
  59          42.99        52.19        58.60        35.40         40.69        52.18        42.01        50.65     58.60
  60          44.79        55.01        58.53        36.78         42.25        54.39        43.72        53.29     58.56
  61          46.67        58.02        58.51        38.22         43.92        56.78        45.55        56.05     58.57
  62          48.66        58.76        58.44        39.77         45.66        58.75        47.48        58.81     58.52
  63          50.78        58.73        58.43        41.38         47.51        58.74        49.51        58.79     58.48
  64          53.02        58.69        58.39        43.13         49.46        58.72        51.72        58.76     58.44
  65          56.58        58.68        58.33        44.94         51.57        58.67        54.05        58.71     58.39
  66          58.77        58.62        58.29        47.48         54.42        58.67        57.78        58.66     58.37
  67          58.70        58.60        56.94        50.21         57.52        58.62        58.75        58.63     58.32
  68          58.63        58.59        56.17        53.13         58.85        58.61        58.69        58.59     58.29
  69          58.57        58.50        56.13        56.24         58.81        58.56        58.64        58.59     58.24
  70          58.46        58.42        56.02        58.87         58.78        58.56        58.58        58.54     56.95
  71          58.41        58.36        55.94        58.80         58.76        58.53        58.51        58.44     56.09
  72          58.29        58.26        55.84        58.75         58.72        58.47        58.45        58.38     56.01
  73          58.26        58.19        55.73        58.68         58.64        58.45        58.37        58.31     55.99
  74          58.14        58.11        55.65        58.62         58.59        56.44        58.30        58.20     55.96
  75          58.10        58.08        55.63        58.56         58.48        56.36        58.19        58.15     55.86
  76          58.07        57.97        55.56        58.47         58.46        56.30        58.11        58.06     55.77
  77          57.91        57.95        55.49        58.39         58.39        56.18        58.05        58.01     55.77
  78          57.88        57.87        55.47        58.30         58.27        56.12        58.07        57.97     55.67
  79          57.86        57.80        55.46        58.33         58.29        56.18        57.93        57.89     55.67
  80          57.90        57.81        55.49        58.31         58.16        56.05        57.93        57.97     55.69



                                                        ------------------------
A P P E N D I C E S                                     P R O S P E C T U S  119
                                                        ------------------------

                                   APPENDIX E
                              NEW YORK SUPPLEMENT

    THIS SUPPLEMENT APPLIES ONLY TO POLICIES ISSUED IN THE STATE OF NEW YORK

      The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2000 for the Variable Whole Life Insurance Policy with Modified Scheduled Premium issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account K and marketed under the name "Park Avenue Life". The information contained in this supplement is applicable only to policies issued in the state of New York and supersedes certain information contained in the prospectus.



YOU HAVE THE RIGHT TO CANCEL THIS POLICY BY RETURNING IT WITH A WRITTEN CANCELLATION NOTICE TO EITHER OUR EXECUTIVE OFFICE OR THE AGENT FROM WHOM YOU BOUGHT THE POLICY. IF YOU CHOOSE TO EXERCISE THIS RIGHT YOU MUST DO SO WITHIN THE LATER OF: (A) 10 DAYS OF RECEIVING YOUR POLICY, OR (B) 45 DAYS OF SIGNING
PART 1 OF YOUR COMPLETED POLICY APPLICATION.

YOU ALSO HAVE THE RIGHT DURING THE FIRST 24 POLICY MONTHS, TO EXCHANGE YOUR POLICY FOR A FIXED-BENEFIT WHOLE LIFE POLICY ISSUED BY US OR ONE OF OUR AFFILIATES. PLEASE SEE THE SECTION OF YOUR PROSPECTUS ENTITLED "FIXED-BENEFIT INSURANCE DURING THE FIRST 24 MONTHS" FOR A FULL DESCRIPTION OF THIS BENEFIT.

Unless specifically addressed herein, all terms and provisions of the Prospectus shall continue in full force and effect.

                                        I

Deductions and Charges
Monthly deductions from the policy account value

Policy and administration charges

Policy charge: For the first three policy years, you pay a policy charge of $10 per month. After three years the charge is currently $4 per month and is guaranteed never to exceed $4 per month.

                                       II

Transaction Deductions from the Policy account value

Surrender Charge


This charge is a flat rate for every $1,000 of your policy's face amount. The rate declines each year until it is zero after 12 years, and varies from $5.37 to $49.81 per $1,000, depending on the insured's age when the policy started, sex and premium class. The surrender charge compensates us for administrative and sales-related expenses. Surrender charges for specific ages, sex and premium classes are set out in Appendix B to this Supplement




------------------------
120  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                                       III

Deduction from the Separate Account

Income Tax Charge

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account. We will obtain prior approval from the Superintendent of Insurance for New York State before we make such deductions.

                                       IV

Premiums

Reinstating your policy

If your policy has lapsed (and you have not surrendered it for its net cash surrender value) you may reinstate it up to five years after you defaulted. To reinstate your policy:

o We must receive your request for reinstatement in writing at our executive office

o     The insured must be alive

o     You must show that the insured meets our insurance requirements

o You must repay any outstanding policy debt with interest. Interest will be compounded annually, at the rate that is in effect when you make your request

o You must pay us all overdue premiums for any additional benefit riders with 6% interest compounded annually, plus the greater of :

      (i)   all overdue policy premiums with 6% interest compounded annually, or

      (ii) 110% of any increase in cash surrender value of your policy due to your policy's reinstatement.

                                        V

Special features of your policy

Policy loans

Interest on your policy loan

We charge interest at an annual rate of 8% on all outstanding policy debt, payable in arrears, until either the 20th anniversary of your policy or the insured's attained age 65, whichever is later. After this point the annual rate falls to 5% for existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, we will transfer the interest that you owe first proportionately from your policy account value in the variable investment options, and if this is insufficient, from the fixed-rate option, into our Loan Collateral Account, and add that interest to your policy debt.

During the period when policy loans bear interest at an annual rate of 8%, any amounts in the Loan Collateral Account earn interest at a minimum annual rate of 6%. During the period when policy loans bear interest at an annual rate of 5%, any amounts in the Loan Collateral Account earn interest at a minimum annual rate of 4%. Although this means that you are effectively paying a maximum of 2% interest on your policy loans, you are expected to pay the loan interest charged when it is due.





                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  121
                                                        ------------------------

Policy proceeds

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under Death benefit options, and is payable when we receive proof that the insured has died while the policy was in effect. It will include:

o     the death proceeds based on the death benefit option you have chosen, plus

o any policy premium assessments paid for coverage beyond the monthly date after the insured's death, plus

o the proceeds of any coverage you have added to your policy through riders, minus

o     any outstanding policy debt.

If your policy premium is overdue and the insured dies during the grace period, we will calculate the death benefit as though the premium had been paid when due and then deduct the amount that covered the period up to the policy month of the insured's death.

If the person insured has reached attained age 100, the death proceeds will be the policy account value minus any policy debt as of the date of death.

The death proceeds paid to the beneficiaries may also be adjusted if:

o     the age or sex listed on the policy application is incorrect

o the insured commits suicide within two years of the policy issue date, or the date a change in the death benefit from Option 1 to Option 2 (but only for any increase in the death benefit over your policy's face amount that was a result of the change) takes effect

o     there are limits imposed by riders to the policy.

The amount of all other transactions will be calculated at the end of the business day on which we receive the necessary instructions, information or documentation at our executive office.

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:

o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted, or

o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable.

We will pay interest on the death proceeds from the variable investment options, from the date of the insured's death until the proceeds are paid, either in a lump sum or through a payment option.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest in accordance with and at the rate required by Section 3227 of the New York Insurance Laws on payments out of the fixed-rate option that we delay for 10 days or more. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.

Requests for transfers, loans, or any other payment out of the fixed-rate option will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest at the rate required by Section 3227 of the New York Insurance Laws.


------------------------
122  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                                       VI

The Separate Account

GIAC and Separate Account K are subject to the insurance laws of every jurisdiction in which Park Avenue Life is delivered, including the insurance laws of the state of New York.


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  123
                                                        ------------------------

--------------------------------------------------------------------------------
      APPENDIX A TO NEW YORK SUPPLEMENT
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with face amounts of $250,000 for a male insured at Age 40 and shown in the preferred plus classification and also in the preferred classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue Life policies with those under other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) policy premiums are paid at other than annual intervals, or if Unscheduled Payments are made. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. if the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping policy premiums and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.

      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from annual policy premiums for policy premium assessments and premium charges; and (2) monthly deductions are deducted from the policy account value on each monthly date. The net cash surrender values shown in the tables reflect the fact that a surrender charge is deducted upon surrender, face amount reduction or lapse during the first 12 policy years. The death benefits, net cash surrender values and policy account values also reflect a daily charge assessed against the separate account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Separate Account attributable to the policies. See "Deductions and charges." The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.77% of the average daily net assets of such funds.

      The average is based upon actual expenses incurred during 1999 for all funds, after applicable expense reimbursements and fee waivers, except for Guardian VC 500 Index and Janus Aspen Series, the expenses of which have been restated to reflect a reduction in the management fee.

      In the absence of these arrangements, operating expenses of the various funds, and the average investment adviser fees and expenses used in the following illustrations would have been higher. For an explanation of the expenses see the accompanying fund prospectuses.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.37%, 4.60% and 10.56%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.66%, 4.28% and 10.23%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See "Net investment factor."


------------------------
124  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash surrender values and policy account values illustrated. See "GIAC's Taxes."

      The fourth column of each table shows the amount which would accumulate if an amount equal to the annual policy premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the guaranteed premium period, the annual policy premium is $2,532.50 for the preferred plus policy illustrated and $3,045 for the preferred policy illustrated.

      GIAC will furnish upon request an illustration reflecting the proposed insured's Age, sex, premium class and the face amount or basic scheduled premium requested, but a premium-based illustration must reflect GIAC's current minimum face amount requirement for Park Avenue Life -- which is $100,000.

      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all Policy Premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with average annual total return of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue Life on December 10, 1997. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See The variable investment options - "Investment Performance of the Funds"). The result for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, monthly deductions, and any transaction deductions associated with the policy in question.


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  125
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                            Assuming Current Charges        Assuming Current Charges       Assuming Current Charges
                                               and 0 % Gross                     and 6% Gross                  and 12 % Gross
                                                   Return                           Return                         Return
                              Premiums  -----------------------------   -----------------------------  -----------------------------
End           Age          Accumulated                 Net                              Net                            Net
of      Beginning                At 5%   Policy       Cash        Net     Policy       Cash       Net    Policy       Cash       Net
Policy         of     Net     Interest  Account  Surrender     Death    Account   Surrender     Death   Account  Surrender    Death
Year         Year  Outlay     Per Year    Value      Value    Benefit      Value      Value   Benefit     Value      Value   Benefit
----         ----  ------     --------    -----      -----    -------      -----      -----   -------     -----      -----   -------
1              40   2,533        2,659    1,682          0    250,000      1,802          0   250,000     1,921          0   250,000
2              41   2,533        5,451    3,326          0    250,000      3,671          0   250,000     4,030        143   250,000
3              42   2,533        8,383    4,932      1,400    250,000      5,611      2,079   250,000     6,347      2,815   250,000
4              43   2,533       11,461    6,568      3,388    250,000      7,693      4,513   250,000     8,964      5,784   250,000
5              44   2,533       14,693    8,156      5,329    250,000      9,846      7,019   250,000    11,832      9,005   250,000
6              45   2,533       18,087    9,698      7,226    250,000     12,075      9,603   250,000    14,982     12,510   250,000
7              46   2,533       21,651   11,172      9,052    250,000     14,359     12,239   250,000    18,419     16,299   250,000
8              47   2,533       25,392   12,572     10,805    250,000     16,696     14,929   250,000    22,168     20,401   250,000
9              48   2,533       29,321   13,916     12,504    250,000     19,106     17,694   250,000    26,284     24,872   250,000
10             49   2,533       33,446   15,213     14,153    250,000     21,600     20,540   250,000    30,813     29,753   250,000
15             54   2,533       57,380   20,543     20,543    250,000     35,040     35,040   250,000    61,033     61,033   250,000
20             59   2,533       87,927   23,644     23,644    250,000     50,163     50,163   250,000   110,142    110,142   250,000
25             64   2,533      126,912   24,039     24,039    250,000     67,143     67,143   250,000   190,940    190,940   324,977
30             69   2,533      176,669   20,015     20,015    250,000     85,463     85,463   250,000   319,410    319,410   483,443

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $16,567, ASSUMING THE 0% RETURN; $6,566, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


------------------------
126  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed       Assuming Guaranteed Charges       Assuming Guaranteed Charges
                                            Charges and 0 % Gross            and 6% Gross                     and 12 % Gross
                                                   Return                      Return                             Return
                               Premiums  ----------------------------  -----------------------------   -----------------------------
End            Age          Accumulated                 Net                            Net                            Net
of       Beginning                At 5%   Policy       Cash       Net    Policy       Cash       Net    Policy       Cash        Net
Policy          of     Net     Interest  Account  Surrender     Death   Account  Surrender     Death   Account  Surrender      Death
Year          Year  Outlay     Per Year    Value      Value   Benefit     Value      Value   Benefit     Value      Value    Benefit
----          ----  ------     --------    -----      -----   -------     -----      -----   -------     -----      -----    -------
1               40   2,533        2,659    1,676          0   250,000     1,795          0   250,000     1,915          0    250,000
2               41   2,533        5,451    3,081          0   250,000     3,416          0   250,000     3,767          0    250,000
3               42   2,533        8,383    4,422        890   250,000     5,066      1,534   250,000     5,767      2,235    250,000
4               43   2,533       11,461    5,718      2,538   250,000     6,764      3,584   250,000     7,951      4,771    250,000
5               44   2,533       14,693    6,945      4,118   250,000     8,487      5,660   250,000    10,310      7,483    250,000
6               45   2,533       18,087    8,094      5,622   250,000    10,227      7,755   250,000    12,856     10,384    250,000
7               46   2,533       21,651    9,165      7,045   250,000    11,984      9,864   250,000    15,606     13,486    250,000
8               47   2,533       25,392   10,154      8,387   250,000    13,759     11,992   250,000    18,578     16,811    250,000
9               48   2,533       29,321   11,057      9,645   250,000    15,530     14,118   250,000    21,791     20,378    250,000
10              49   2,533       33,446   11,866     10,806   250,000    17,308     16,248   250,000    25,264     24,204    250,000
15              54   2,533       57,380   14,607     14,607   250,000    26,332     26,332   250,000    47,866     47,866    250,000
20              59   2,533       87,927   13,328     13,328   250,000    33,705     33,705   250,000    81,876     81,876    250,000
25              64   2,533      126,912    4,942      4,942   250,000    35,921     35,921   250,000   134,299    134,299    250,000
30              69   2,533      176,669        0          0   250,000    25,834     25,834   250,000   216,253    216,253    327,310

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE
FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,678, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  127
                                                        ------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                           Assuming Current Charges         Assuming Current Charges       Assuming Current Charges
                                                and 0 % Gross                    and 6% Gross                  and 12 % Gross
                                                    Return                          Return                          Return
                               Premiums  -----------------------------   -----------------------------  ----------------------------
End            Age          Accumulated                 Net                             Net                            Net
of       Beginning                At 5%   Policy       Cash        Net    Policy       Cash       Net    Policy       Cash       Net
Policy          of     Net     Interest  Account  Surrender      Death   Account  Surrender     Death   Account  Surrender    Death
Year          Year  Outlay     Per Year    Value      Value    Benefit     Value      Value   Benefit     Value      Value   Benefit
----          ----  ------     --------    -----      -----    -------     -----      -----   -------     -----      -----   -------
1               40   2,533        2,659    1,682          0    250,000     1,802          0   250,000     1,921          0   250,000
2               41   2,533        5,451    3,326          0    250,000     3,671          0   250,000     4,030        143   250,000
3               42   2,533        8,383    4,933      1,401    250,000     5,611      2,079   250,000     6,347      2,815   250,000
4               43   2,533       11,461    6,568      3,388    250,000     7,693      4,513   250,000     8,964      5,784   250,000
5               44   2,533       14,693    8,156      5,329    250,000     9,846      7,019   250,000    11,832      9,005   250,000
6               45   2,533       18,087    9,698      7,226    250,000    12,075      9,603   250,000    14,982     12,510   250,000
7               46   2,533       21,651   11,172      9,052    250,000    14,359     12,239   250,000    18,416     16,296   250,049
8               47   2,533       25,392   12,572     10,805    250,000    16,696     14,929   250,000    22,161     20,394   251,142
9               48   2,533       29,321   13,916     12,504    250,000    19,106     17,694   250,000    26,268     24,856   252,491
10              49   2,533       33,446   15,213     14,153    250,000    21,600     20,540   250,000    30,781     29,721   254,127
15              54   2,533       57,380   20,543     20,543    250,000    35,040     35,040   250,000    60,692     60,692   268,063
20              59   2,533       87,927   23,644     23,644    250,000    50,163     50,163   250,000   108,336    108,336   296,679
25              64   2,533      126,912   24,039     24,039    250,000    67,143     67,143   250,000   185,168    185,168   350,629
30              69   2,533      176,669   20,015     20,015    250,000    85,463     85,463   250,000   309,348    309,348   468,213

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $16,567, ASSUMING THE 0% RETURN; $6,566, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


------------------------
128  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed        Assuming Guaranteed Charges   Assuming Guaranteed Charges
                                            Charges and 0 % Gross              and 6% Gross                 and 12 % Gross
                                                   Return                         Return                         Return
                             Premiums   ----------------------------   ----------------------------  -----------------------------
End           Age          Accumulated                 Net                            Net                           Net
of      Beginning                At 5%   Policy       Cash       Net    Policy       Cash       Net   Policy       Cash        Net
Policy         of     Net     Interest  Account  Surrender     Death   Account  Surrender     Death  Account  Surrender     Death
Year         Year  Outlay     Per Year    Value      Value   Benefit     Value      Value   Benefit    Value      Value    Benefit
----         ----  ------     --------    -----      -----   -------     -----      -----   -------    -----      -----    -------
1              40   2,533        2,659    1,676          0   250,000     1,795          0   250,000    1,915          0    250,000
2              41   2,533        5,451    3,081          0   250,000     3,416          0   250,000    3,767          0    250,000
3              42   2,533        8,383    4,422        890   250,000     5,066      1,534   250,000    5,767      2,235    250,000
4              43   2,533       11,461    5,718      2,538   250,000     6,764      3,584   250,000    7,951      4,771    250,000
5              44   2,533       14,693    6,945      4,118   250,000     8,487      5,660   250,000   10,310      7,483    250,000
6              45   2,533       18,087    8,094      5,622   250,000    10,227      7,755   250,000   12,856     10,384    250,000
7              46   2,533       21,651    9,165      7,045   250,000    11,984      9,864   250,000   15,606     13,486    250,000
8              47   2,533       25,392   10,154      8,387   250,000    13,753     11,986   250,000   18,578     16,811    250,000
9              48   2,533       29,321   11,057      9,645   250,000    15,530     14,118   250,000   21,791     20,379    250,000
10             49   2,533       33,446   11,866     10,806   250,000    17,308     16,248   250,000   25,264     24,204    250,000
15             54   2,533       57,380   14,607     14,607   250,000    26,332     26,332   250,000   47,768     47,768    255,138
20             59   2,533       87,927   13,328     13,328   250,000    33,705     33,705   250,000   80,924     80,924    269,267
25             64   2,533      126,912    4,942      4,942   250,000    35,921     35,921   250,000  129,335    129,335    294,796
30             69   2,533      176,669        0          0   250,000    25,834     25,834   250,000  200,465    200,465    338,603

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,678, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  129
                                                        ------------------------

                                   APPENDIX B
         VARIABLE WHOLE LIFE INSURANCE WITH MODIFIED SCHEDULED PREMIUMS
                  FIRST YEAR SURRENDER CHARGE RATES PER $1,000

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                      MALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      8.09    7.42   6.74    6.07   5.39    4.72   4.05    3.37   2.70    2.02  1.35  0.67
   21      8.26    7.57   6.88    6.20   5.51    4.82   4.13    3.44   2.75    2.07  1.38  0.69
   22      8.43    7.73   7.03    6.32   5.62    4.92   4.22    3.51   2.81    2.11  1.41  0.70
   23      8.62    7.90   7.18    6.47   5.75    5.03   4.31    3.59   2.87    2.16  1.44  0.72
   24      8.80    8.07   7.33    6.60   5.87    5.13   4.40    3.67   2.93    2.20  1.47  0.73
   25      9.02    8.27   7.52    6.77   6.01    5.26   4.51    3.76   3.01    2.26  1.50  0.75
   26      9.33    8.55   7.78    7.00   6.22    5.44   4.67    3.89   3.11    2.33  1.56  0.78
   27      9.65    8.85   8.04    7.24   6.43    5.63   4.83    4.02   3.22    2.41  1.61  0.80
   28     10.05    9.21   8.38    7.54   6.70    5.86   5.03    4.19   3.35    2.51  1.68  0.84
   29     10.42    9.55   8.68    7.82   6.95    6.08   5.21    4.34   3.47    2.61  1.74  0.87
   30     10.86    9.96   9.05    8.15   7.24    6.34   5.43    4.53   3.62    2.72  1.81  0.91
   31     11.27   10.33   9.39    8.45   7.51    6.57   5.64    4.70   3.76    2.82  1.88  0.94
   32     11.77   10.79   9.81    8.83   7.85    6.87   5.89    4.90   3.92    2.94  1.96  0.98
   33     12.25   11.23  10.21    9.19   8.17    7.15   6.13    5.10   4.08    3.06  2.04  1.02
   34     12.88   11.81  10.73    9.66   8.59    7.51   6.44    5.37   4.29    3.22  2.15  1.07
   35     13.59   12.46  11.33   10.19   9.06    7.93   6.80    5.66   4.53    3.40  2.27  1.13
   36     14.20   13.02  11.83   10.65   9.47    8.28   7.10    5.92   4.73    3.55  2.37  1.18
   37     14.85   13.61  12.38   11.14   9.90    8.66   7.43    6.19   4.95    3.71  2.48  1.24
   38     15.52   14.23  12.93   11.64  10.35    9.05   7.76    6.47   5.17    3.88  2.59  1.29
   39     16.22   14.87  13.52   12.17  10.81    9.46   8.11    6.76   5.41    4.06  2.70  1.35
   40     16.96   15.55  14.13   12.72  11.31    9.89   8.48    7.07   5.65    4.24  2.83  1.41




------------------------
130  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                      MALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     17.74   16.26  14.78   13.31  11.83   10.35   8.87    7.39   5.91    4.44  2.96  1.48
   42     18.58   17.03  15.48   13.94  12.39   10.84   9.29    7.74   6.19    4.65  3.10  1.55
   43     19.45   17.83  16.21   14.59  12.97   11.35   9.73    8.10   6.48    4.86  3.24  1.62
   44     20.39   18.69  16.99   15.29  13.59   11.89  10.20    8.50   6.80    5.10  3.40  1.70
   45     21.39   19.61  17.83   16.04  14.26   12.48  10.70    8.91   7.13    5.35  3.57  1.78
   46     22.57   20.69  18.81   16.93  15.05   13.17  11.29    9.40   7.52    5.64  3.76  1.88
   47     23.61   21.64  19.68   17.71  15.74   13.77  11.81    9.84   7.87    5.90  3.94  1.97
   48     24.95   22.87  20.79   18.71  16.63   14.55  12.48   10.40   8.32    6.24  4.16  2.08
   49     25.70   23.56  21.42   19.28  17.13   14.99  12.85   10.71   8.57    6.43  4.28  2.14
   50     26.47   24.26  22.06   19.85  17.65   15.44  13.24   11.03   8.82    6.62  4.41  2.21
   51     27.30   25.03  22.75   20.48  18.20   15.93  13.65   11.38   9.10    6.83  4.55  2.28
   52     28.19   25.84  23.49   21.14  18.79   16.44  14.10   11.75   9.40    7.05  4.70  2.35
   53     29.12   26.69  24.27   21.84  19.41   16.99  14.56   12.13   9.71    7.28  4.85  2.43
   54     30.13   27.62  25.11   22.60  20.09   17.58  15.07   12.55  10.04    7.53  5.02  2.51
   55     31.22   28.62  26.02   23.42  20.81   18.21  15.61   13.01  10.41    7.81  5.20  2.60
   56     32.36   29.66  26.97   24.27  21.57   18.88  16.18   13.48  10.79    8.09  5.39  2.70
   57     33.57   30.77  27.98   25.18  22.38   19.58  16.79   13.99  11.19    8.39  5.60  2.80
   58     34.87   31.96  29.06   26.15  23.25   20.34  17.44   14.53  11.62    8.72  5.81  2.91
   59     37.44   34.32  31.20   28.08  24.96   21.84  18.72   15.60  12.48    9.36  6.24  3.12
   60     38.98   35.73  32.48   29.24  25.99   22.74  19.49   16.24  12.99    9.75  6.50  3.25
   61     40.62   37.24  33.85   30.47  27.08   23.70  20.31   16.93  13.54   10.16  6.77  3.39
   62     42.40   38.87  35.33   31.80  28.27   24.73  21.20   17.67  14.13   10.60  7.07  3.53
   63     44.17   40.15  36.14   32.12  28.11   24.09  20.08   16.06  12.05    8.03  4.02  0.00
   64     46.03   41.43  36.82   32.22  27.62   23.02  18.41   13.81   9.21    4.60  0.00  0.00
   65     49.81   44.87  39.88   34.90  29.91   24.93  19.94   14.96   9.97    4.99  0.00  0.00
   66     49.81   45.66  41.51   37.36  32.42   27.02  21.61   16.21  10.81    5.40  0.00  0.00
   67     49.81   45.66  41.51   37.36  33.21   29.06  23.46   17.60  11.73    5.87  0.00  0.00
   68     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   69     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   70     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   71     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   80     49.43   45.31  41.19   37.07  32.95   28.83  24.72   20.60  16.48   12.36  8.24  4.12



                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  131
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        MALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0      6.46    5.92   5.38    4.85   4.31    3.77   3.23    2.69   2.15    1.62  1.08  0.54
    1      6.30    5.78   5.25    4.73   4.20    3.68   3.15    2.63   2.10    1.58  1.05  0.53
    2      6.39    5.86   5.33    4.79   4.26    3.73   3.20    2.66   2.13    1.60  1.07  0.53
    3      6.49    5.95   5.41    4.87   4.33    3.79   3.25    2.70   2.16    1.62  1.08  0.54
    4      6.60    6.05   5.50    4.95   4.40    3.85   3.30    2.75   2.20    1.65  1.10  0.55
    5      6.70    6.14   5.58    5.03   4.47    3.91   3.35    2.79   2.23    1.68  1.12  0.56
    6      6.83    6.26   5.69    5.12   4.55    3.98   3.42    2.85   2.28    1.71  1.14  0.57
    7      6.95    6.37   5.79    5.21   4.63    4.05   3.48    2.90   2.32    1.74  1.16  0.58
    8      7.11    6.52   5.93    5.33   4.74    4.15   3.56    2.96   2.37    1.78  1.19  0.59
    9      7.25    6.65   6.04    5.44   4.83    4.23   3.63    3.02   2.42    1.81  1.21  0.60
   10      7.42    6.80   6.18    5.57   4.95    4.33   3.71    3.09   2.47    1.86  1.24  0.62
   11      7.58    6.95   6.32    5.69   5.05    4.42   3.79    3.16   2.53    1.90  1.26  0.63
   12      7.75    7.10   6.46    5.81   5.17    4.52   3.88    3.23   2.58    1.94  1.29  0.65
   13      7.95    7.29   6.63    5.96   5.30    4.64   3.98    3.31   2.65    1.99  1.33  0.66
   14      8.12    7.44   6.77    6.09   5.41    4.74   4.06    3.38   2.71    2.03  1.35  0.68
   15      8.30    7.61   6.92    6.23   5.53    4.84   4.15    3.46   2.77    2.08  1.38  0.69
   16      8.45    7.75   7.04    6.34   5.63    4.93   4.23    3.52   2.82    2.11  1.41  0.70
   17      8.63    7.91   7.19    6.47   5.75    5.03   4.32    3.60   2.88    2.16  1.44  0.72
   18      8.79    8.06   7.33    6.59   5.86    5.13   4.40    3.66   2.93    2.20  1.47  0.73
   19      8.96    8.21   7.47    6.72   5.97    5.23   4.48    3.73   2.99    2.24  1.49  0.75
   20      7.94    7.28   6.62    5.96   5.29    4.63   3.97    3.31   2.65    1.99  1.32  0.66
   21      8.10    7.43   6.75    6.08   5.40    4.73   4.05    3.38   2.70    2.03  1.35  0.68
   22      8.28    7.59   6.90    6.21   5.52    4.83   4.14    3.45   2.76    2.07  1.38  0.69
   23      8.50    7.79   7.08    6.38   5.67    4.96   4.25    3.54   2.83    2.13  1.42  0.71
   24      8.82    8.09   7.35    6.62   5.88    5.15   4.41    3.68   2.94    2.21  1.47  0.74
   25      9.17    8.41   7.64    6.88   6.11    5.35   4.59    3.82   3.06    2.29  1.53  0.76
   26      9.63    8.83   8.03    7.22   6.42    5.62   4.82    4.01   3.21    2.41  1.61  0.80
   27     10.13    9.29   8.44    7.60   6.75    5.91   5.07    4.22   3.38    2.53  1.69  0.84
   28     10.69    9.80   8.91    8.02   7.13    6.24   5.35    4.45   3.56    2.67  1.78  0.89
   29     11.25   10.31   9.38    8.44   7.50    6.56   5.63    4.69   3.75    2.81  1.88  0.94
   30     11.90   10.91   9.92    8.93   7.93    6.94   5.95    4.96   3.97    2.98  1.98  0.99
   31     12.53   11.49  10.44    9.40   8.35    7.31   6.27    5.22   4.18    3.13  2.09  1.04
   32     13.25   12.15  11.04    9.94   8.83    7.73   6.63    5.52   4.42    3.31  2.21  1.10
   33     13.97   12.81  11.64   10.48   9.31    8.15   6.99    5.82   4.66    3.49  2.33  1.16
   34     14.73   13.50  12.28   11.05   9.82    8.59   7.37    6.14   4.91    3.68  2.46  1.23
   35     15.58   14.28  12.98   11.69  10.39    9.09   7.79    6.49   5.19    3.90  2.60  1.30
   36     16.31   14.95  13.59   12.23  10.87    9.51   8.16    6.80   5.44    4.08  2.72  1.36
   37     17.07   15.65  14.23   12.80  11.38    9.96   8.54    7.11   5.69    4.27  2.85  1.42
   38     17.87   16.38  14.89   13.40  11.91   10.42   8.94    7.45   5.96    4.47  2.98  1.49
   39     18.71   17.15  15.59   14.03  12.47   10.91   9.36    7.80   6.24    4.68  3.12  1.56
   40     19.61   17.98  16.34   14.71  13.07   11.44   9.81    8.17   6.54    4.90  3.27  1.63




------------------------
132  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        MALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     20.54   18.83  17.12   15.41  13.69   11.98  10.27    8.56   6.85    5.14  3.42  1.71
   42     21.54   19.75  17.95   16.16  14.36   12.57  10.77    8.98   7.18    5.39  3.59  1.80
   43     22.60   20.72  18.83   16.95  15.07   13.18  11.30    9.42   7.53    5.65  3.77  1.88
   44     23.72   21.74  19.77   17.79  15.81   13.84  11.86    9.88   7.91    5.93  3.95  1.98
   45     24.89   22.82  20.74   18.67  16.59   14.52  12.45   10.37   8.30    6.22  4.15  2.07
   46     26.09   23.92  21.74   19.57  17.39   15.22  13.05   10.87   8.70    6.52  4.35  2.17
   47     26.88   24.64  22.40   20.16  17.92   15.68  13.44   11.20   8.96    6.72  4.48  2.24
   48     27.73   25.42  23.11   20.80  18.49   16.18  13.87   11.55   9.24    6.93  4.62  2.31
   49     28.62   26.24  23.85   21.47  19.08   16.70  14.31   11.93   9.54    7.16  4.77  2.39
   50     29.57   27.11  24.64   22.18  19.71   17.25  14.79   12.32   9.86    7.39  4.93  2.46
   51     30.57   28.02  25.48   22.93  20.38   17.83  15.29   12.74  10.19    7.64  5.10  2.55
   52     31.64   29.00  26.37   23.73  21.09   18.46  15.82   13.18  10.55    7.91  5.27  2.64
   53     32.78   30.05  27.32   24.59  21.85   19.12  16.39   13.66  10.93    8.20  5.46  2.73
   54     34.00   31.17  28.33   25.50  22.67   19.83  17.00   14.17  11.33    8.50  5.67  2.83
   55     35.29   32.35  29.41   26.47  23.53   20.59  17.65   14.70  11.76    8.82  5.88  2.94
   56     36.67   33.61  30.56   27.50  24.45   21.39  18.34   15.28  12.22    9.17  6.11  3.06
   57     38.14   34.96  31.78   28.61  25.43   22.25  19.07   15.89  12.71    9.54  6.36  3.18
   58     39.70   36.39  33.08   29.78  26.47   23.16  19.85   16.54  13.23    9.93  6.62  3.31
   59     41.37   37.92  34.48   31.03  27.58   24.13  20.69   17.24  13.79   10.34  6.90  3.45
   60     43.16   39.56  35.97   32.37  28.77   25.18  21.58   17.98  14.39   10.79  7.19  3.60
   61     45.08   41.32  37.57   33.81  30.05   26.30  22.54   18.78  15.03   11.27  7.51  3.76
   62     47.12   43.19  39.27   35.34  31.41   27.49  23.56   19.63  15.71   11.78  7.85  3.93
   63     49.32   45.21  41.10   36.99  32.88   28.77  24.66   20.55  16.44   12.33  8.22  4.11
   64     49.47   45.35  41.23   37.10  32.98   28.86  24.74   20.61  16.49   12.37  8.25  4.12
   65     49.55   45.42  41.29   37.16  33.03   28.90  24.78   20.65  16.52   12.39  8.26  4.13
   66     49.66   45.52  41.38   37.25  33.11   28.97  24.83   20.69  16.55   12.42  8.28  4.14
   67     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   68     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   69     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   77     49.49   45.37  41.24   37.12  32.99   28.87  24.75   20.62  16.50   12.37  8.25  4.12
   78     49.19   45.09  40.99   36.89  32.79   28.69  24.60   20.50  16.40   12.30  8.20  4.10
   79     48.89   44.82  40.74   36.67  32.59   28.52  24.45   20.37  16.30   12.22  8.15  4.07
   80     48.18   44.17  40.15   36.14  32.12   28.11  24.09   20.08  16.06   12.05  8.03  4.02



                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  133
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                         MALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20     10.17    9.32   8.48    7.63   6.78    5.93   5.09    4.24   3.39    2.54  1.70  0.85
   21     10.43    9.56   8.69    7.82   6.95    6.08   5.22    4.35   3.48    2.61  1.74  0.87
   22     10.69    9.80   8.91    8.02   7.13    6.24   5.35    4.45   3.56    2.67  1.78  0.89
   23     10.99   10.07   9.16    8.24   7.33    6.41   5.50    4.58   3.66    2.75  1.83  0.92
   24     11.31   10.37   9.43    8.48   7.54    6.60   5.66    4.71   3.77    2.83  1.89  0.94
   25     11.64   10.67   9.70    8.73   7.76    6.79   5.82    4.85   3.88    2.91  1.94  0.97
   26     12.20   11.18  10.17    9.15   8.13    7.12   6.10    5.08   4.07    3.05  2.03  1.02
   27     12.80   11.73  10.67    9.60   8.53    7.47   6.40    5.33   4.27    3.20  2.13  1.07
   28     13.48   12.36  11.23   10.11   8.99    7.86   6.74    5.62   4.49    3.37  2.25  1.12
   29     14.27   13.08  11.89   10.70   9.51    8.32   7.14    5.95   4.76    3.57  2.38  1.19
   30     15.17   13.91  12.64   11.38  10.11    8.85   7.59    6.32   5.06    3.79  2.53  1.26
   31     16.09   14.75  13.41   12.07  10.73    9.39   8.05    6.70   5.36    4.02  2.68  1.34
   32     17.12   15.69  14.27   12.84  11.41    9.99   8.56    7.13   5.71    4.28  2.85  1.43
   33     18.16   16.65  15.13   13.62  12.11   10.59   9.08    7.57   6.05    4.54  3.03  1.51
   34     19.29   17.68  16.08   14.47  12.86   11.25   9.65    8.04   6.43    4.82  3.22  1.61
   35     20.55   18.84  17.13   15.41  13.70   11.99  10.28    8.56   6.85    5.14  3.43  1.71
   36     21.51   19.72  17.93   16.13  14.34   12.55  10.76    8.96   7.17    5.38  3.59  1.79
   37     22.56   20.68  18.80   16.92  15.04   13.16  11.28    9.40   7.52    5.64  3.76  1.88
   38     23.67   21.70  19.73   17.75  15.78   13.81  11.84    9.86   7.89    5.92  3.95  1.97
   39     24.85   22.78  20.71   18.64  16.57   14.50  12.43   10.35   8.28    6.21  4.14  2.07
   40     25.95   23.79  21.63   19.46  17.30   15.14  12.98   10.81   8.65    6.49  4.33  2.16




------------------------
134  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                         MALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     26.71   24.48  22.26   20.03  17.81   15.58  13.36   11.13   8.90    6.68  4.45  2.23
   42     27.52   25.23  22.93   20.64  18.35   16.05  13.76   11.47   9.17    6.88  4.59  2.29
   43     28.36   26.00  23.63   21.27  18.91   16.54  14.18   11.82   9.45    7.09  4.73  2.36
   44     29.25   26.81  24.38   21.94  19.50   17.06  14.63   12.19   9.75    7.31  4.88  2.44
   45     30.19   27.67  25.16   22.64  20.13   17.61  15.10   12.58  10.06    7.55  5.03  2.52
   46     31.18   28.58  25.98   23.39  20.79   18.19  15.59   12.99  10.39    7.80  5.20  2.60
   47     32.23   29.54  26.86   24.17  21.49   18.80  16.12   13.43  10.74    8.06  5.37  2.69
   48     33.34   30.56  27.78   25.01  22.23   19.45  16.67   13.89  11.11    8.34  5.56  2.78
   49     34.51   31.63  28.76   25.88  23.01   20.13  17.26   14.38  11.50    8.63  5.75  2.88
   50     35.75   32.77  29.79   26.81  23.83   20.85  17.88   14.90  11.92    8.94  5.96  2.98
   51     37.07   33.98  30.89   27.80  24.71   21.62  18.54   15.45  12.36    9.27  6.18  3.09
   52     38.47   35.26  32.06   28.85  25.65   22.44  19.24   16.03  12.82    9.62  6.41  3.21
   53     39.94   36.61  33.28   29.96  26.63   23.30  19.97   16.64  13.31    9.99  6.66  3.33
   54     41.50   38.04  34.58   31.13  27.67   24.21  20.75   17.29  13.83   10.38  6.92  3.46
   55     43.15   39.55  35.96   32.36  28.77   25.17  21.58   17.98  14.38   10.79  7.19  3.60
   56     44.90   41.16  37.42   33.68  29.93   26.19  22.45   18.71  14.97   11.23  7.48  3.74
   57     46.74   42.85  38.95   35.06  31.16   27.27  23.37   19.48  15.58   11.69  7.79  3.90
   58     48.70   44.64  40.58   36.53  32.47   28.41  24.35   20.29  16.23   12.18  8.12  4.06
   59     49.28   45.17  41.07   36.96  32.85   28.75  24.64   20.53  16.43   12.32  8.21  4.11
   60     49.26   45.16  41.05   36.95  32.84   28.74  24.63   20.53  16.42   12.32  8.21  4.11
   61     49.32   45.21  41.10   36.99  32.88   28.77  24.66   20.55  16.44   12.33  8.22  4.11
   62     49.40   45.28  41.17   37.05  32.93   28.82  24.70   20.58  16.47   12.35  8.23  4.12
   63     49.50   45.38  41.25   37.13  33.00   28.88  24.75   20.63  16.50   12.38  8.25  4.13
   64     49.63   45.49  41.36   37.22  33.09   28.95  24.82   20.68  16.54   12.41  8.27  4.14
   65     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   66     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   67     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   68     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   69     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   70     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   77     49.44   45.32  41.20   37.08  32.96   28.84  24.72   20.60  16.48   12.36  8.24  4.12
   78     49.09   45.00  40.91   36.82  32.73   28.64  24.55   20.45  16.36   12.27  8.18  4.09
   79     48.27   44.25  40.23   36.20  32.18   28.16  24.14   20.11  16.09   12.07  8.05  4.02
   80     47.78   43.80  39.82   35.84  31.85   27.87  23.89   19.91  15.93   11.95  7.96  3.98




                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  135
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     UNISEX - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      7.92    7.26   6.60    5.94   5.28    4.62   3.96    3.30   2.64    1.98  1.32  0.66
   21      8.07    7.40   6.73    6.05   5.38    4.71   4.04    3.36   2.69    2.02  1.35  0.67
   22      8.25    7.56   6.88    6.19   5.50    4.81   4.13    3.44   2.75    2.06  1.38  0.69
   23      8.42    7.72   7.02    6.32   5.61    4.91   4.21    3.51   2.81    2.11  1.40  0.70
   24      8.62    7.90   7.18    6.47   5.75    5.03   4.31    3.59   2.87    2.16  1.44  0.72
   25      8.83    8.09   7.36    6.62   5.89    5.15   4.42    3.68   2.94    2.21  1.47  0.74
   26      9.12    8.36   7.60    6.84   6.08    5.32   4.56    3.80   3.04    2.28  1.52  0.76
   27      9.44    8.65   7.87    7.08   6.29    5.51   4.72    3.93   3.15    2.36  1.57  0.79
   28      9.82    9.00   8.18    7.37   6.55    5.73   4.91    4.09   3.27    2.46  1.64  0.82
   29     10.18    9.33   8.48    7.64   6.79    5.94   5.09    4.24   3.39    2.55  1.70  0.85
   30     10.62    9.74   8.85    7.97   7.08    6.20   5.31    4.43   3.54    2.66  1.77  0.89
   31     11.02   10.10   9.18    8.27   7.35    6.43   5.51    4.59   3.67    2.76  1.84  0.92
   32     11.55   10.59   9.63    8.66   7.70    6.74   5.78    4.81   3.85    2.89  1.93  0.96
   33     12.14   11.13  10.12    9.11   8.09    7.08   6.07    5.06   4.05    3.04  2.02  1.01
   34     12.76   11.70  10.63    9.57   8.51    7.44   6.38    5.32   4.25    3.19  2.13  1.06
   35     13.47   12.35  11.23   10.10   8.98    7.86   6.74    5.61   4.49    3.37  2.25  1.12
   36     14.07   12.90  11.73   10.55   9.38    8.21   7.04    5.86   4.69    3.52  2.35  1.17
   37     14.70   13.48  12.25   11.03   9.80    8.58   7.35    6.13   4.90    3.68  2.45  1.23
   38     15.36   14.08  12.80   11.52  10.24    8.96   7.68    6.40   5.12    3.84  2.56  1.28
   39     16.06   14.72  13.38   12.05  10.71    9.37   8.03    6.69   5.35    4.02  2.68  1.34
   40     16.79   15.39  13.99   12.59  11.19    9.79   8.40    7.00   5.60    4.20  2.80  1.40




------------------------
136  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     UNISEX - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     17.57   16.11  14.64   13.18  11.71   10.25   8.79    7.32   5.86    4.39  2.93  1.46
   42     18.39   16.86  15.33   13.79  12.26   10.73   9.20    7.66   6.13    4.60  3.07  1.53
   43     19.26   17.66  16.05   14.45  12.84   11.24   9.63    8.03   6.42    4.82  3.21  1.61
   44     20.17   18.49  16.81   15.13  13.45   11.77  10.09    8.40   6.72    5.04  3.36  1.68
   45     21.16   19.40  17.63   15.87  14.11   12.34  10.58    8.82   7.05    5.29  3.53  1.76
   46     22.30   20.44  18.58   16.73  14.87   13.01  11.15    9.29   7.43    5.58  3.72  1.86
   47     23.37   21.42  19.48   17.53  15.58   13.63  11.69    9.74   7.79    5.84  3.90  1.95
   48     24.01   22.01  20.01   18.01  16.01   14.01  12.01   10.00   8.00    6.00  4.00  2.00
   49     25.36   23.25  21.13   19.02  16.91   14.79  12.68   10.57   8.45    6.34  4.23  2.11
   50     26.12   23.94  21.77   19.59  17.41   15.24  13.06   10.88   8.71    6.53  4.35  2.18
   51     26.91   24.67  22.43   20.18  17.94   15.70  13.46   11.21   8.97    6.73  4.49  2.24
   52     27.76   25.45  23.13   20.82  18.51   16.19  13.88   11.57   9.25    6.94  4.63  2.31
   53     28.65   26.26  23.88   21.49  19.10   16.71  14.33   11.94   9.55    7.16  4.78  2.39
   54     29.59   27.12  24.66   22.19  19.73   17.26  14.80   12.33   9.86    7.40  4.93  2.47
   55     30.60   28.05  25.50   22.95  20.40   17.85  15.30   12.75  10.20    7.65  5.10  2.55
   56     31.69   29.05  26.41   23.77  21.13   18.49  15.85   13.20  10.56    7.92  5.28  2.64
   57     32.84   30.10  27.37   24.63  21.89   19.16  16.42   13.68  10.95    8.21  5.47  2.74
   58     34.06   31.22  28.38   25.55  22.71   19.87  17.03   14.19  11.35    8.52  5.68  2.84
   59     36.51   33.47  30.43   27.38  24.34   21.30  18.26   15.21  12.17    9.13  6.09  3.04
   60     37.97   34.81  31.64   28.48  25.31   22.15  18.99   15.82  12.66    9.49  6.33  3.16
   61     39.53   36.24  32.94   29.65  26.35   23.06  19.77   16.47  13.18    9.88  6.59  3.29
   62     41.20   37.77  34.33   30.90  27.47   24.03  20.60   17.17  13.73   10.30  6.87  3.43
   63     42.99   39.41  35.83   32.24  28.66   25.08  21.50   17.91  14.33   10.75  7.17  3.58
   64     44.77   40.70  36.63   32.56  28.49   24.42  20.35   16.28  12.21    8.14  4.07  0.00
   65     46.65   41.99  37.32   32.66  27.99   23.33  18.66   14.00   9.33    4.67  0.00  0.00
   66     49.81   45.42  40.38   35.33  30.28   25.24  20.19   15.14  10.09    5.05  0.00  0.00
   67     49.81   45.66  41.51   37.36  32.82   27.35  21.88   16.41  10.94    5.47  0.00  0.00
   68     49.81   45.66  41.51   37.36  33.21   29.06  23.73   17.80  11.86    5.93  0.00  0.00
   69     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   70     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   71     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15




                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  137
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       UNISEX - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0      6.27    5.75   5.23    4.70   4.18    3.66   3.14    2.61   2.09    1.57  1.05  0.52
    1      6.13    5.62   5.11    4.60   4.09    3.58   3.07    2.55   2.04    1.53  1.02  0.51
    2      6.20    5.68   5.17    4.65   4.13    3.62   3.10    2.58   2.07    1.55  1.03  0.52
    3      6.30    5.78   5.25    4.73   4.20    3.68   3.15    2.63   2.10    1.58  1.05  0.53
    4      6.39    5.86   5.33    4.79   4.26    3.73   3.20    2.66   2.13    1.60  1.07  0.53
    5      6.49    5.95   5.41    4.87   4.33    3.79   3.25    2.70   2.16    1.62  1.08  0.54
    6      6.62    6.07   5.52    4.97   4.41    3.86   3.31    2.76   2.21    1.66  1.10  0.55
    7      6.74    6.18   5.62    5.06   4.49    3.93   3.37    2.81   2.25    1.69  1.12  0.56
    8      6.88    6.31   5.73    5.16   4.59    4.01   3.44    2.87   2.29    1.72  1.15  0.57
    9      7.02    6.44   5.85    5.27   4.68    4.10   3.51    2.93   2.34    1.76  1.17  0.59
   10      7.16    6.56   5.97    5.37   4.77    4.18   3.58    2.98   2.39    1.79  1.19  0.60
   11      7.33    6.72   6.11    5.50   4.89    4.28   3.67    3.05   2.44    1.83  1.22  0.61
   12      7.49    6.87   6.24    5.62   4.99    4.37   3.75    3.12   2.50    1.87  1.25  0.62
   13      7.67    7.03   6.39    5.75   5.11    4.47   3.84    3.20   2.56    1.92  1.28  0.64
   14      7.82    7.17   6.52    5.87   5.21    4.56   3.91    3.26   2.61    1.96  1.30  0.65
   15      8.00    7.33   6.67    6.00   5.33    4.67   4.00    3.33   2.67    2.00  1.33  0.67
   16      8.16    7.48   6.80    6.12   5.44    4.76   4.08    3.40   2.72    2.04  1.36  0.68
   17      8.31    7.62   6.93    6.23   5.54    4.85   4.16    3.46   2.77    2.08  1.39  0.69
   18      8.47    7.76   7.06    6.35   5.65    4.94   4.24    3.53   2.82    2.12  1.41  0.71
   19      8.65    7.93   7.21    6.49   5.77    5.05   4.33    3.60   2.88    2.16  1.44  0.72
   20      7.77    7.12   6.48    5.83   5.18    4.53   3.89    3.24   2.59    1.94  1.30  0.65
   21      7.93    7.27   6.61    5.95   5.29    4.63   3.97    3.30   2.64    1.98  1.32  0.66
   22      8.10    7.43   6.75    6.08   5.40    4.73   4.05    3.38   2.70    2.03  1.35  0.68
   23      8.38    7.68   6.98    6.29   5.59    4.89   4.19    3.49   2.79    2.10  1.40  0.70
   24      8.71    7.98   7.26    6.53   5.81    5.08   4.36    3.63   2.90    2.18  1.45  0.73
   25      9.05    8.30   7.54    6.79   6.03    5.28   4.53    3.77   3.02    2.26  1.51  0.75
   26      9.51    8.72   7.93    7.13   6.34    5.55   4.76    3.96   3.17    2.38  1.59  0.79
   27     10.00    9.17   8.33    7.50   6.67    5.83   5.00    4.17   3.33    2.50  1.67  0.83
   28     10.56    9.68   8.80    7.92   7.04    6.16   5.28    4.40   3.52    2.64  1.76  0.88
   29     11.11   10.18   9.26    8.33   7.41    6.48   5.56    4.63   3.70    2.78  1.85  0.93
   30     11.75   10.77   9.79    8.81   7.83    6.85   5.88    4.90   3.92    2.94  1.96  0.98
   31     12.36   11.33  10.30    9.27   8.24    7.21   6.18    5.15   4.12    3.09  2.06  1.03
   32     13.07   11.98  10.89    9.80   8.71    7.62   6.54    5.45   4.36    3.27  2.18  1.09
   33     13.78   12.63  11.48   10.34   9.19    8.04   6.89    5.74   4.59    3.45  2.30  1.15
   34     14.51   13.30  12.09   10.88   9.67    8.46   7.26    6.05   4.84    3.63  2.42  1.21
   35     15.37   14.09  12.81   11.53  10.25    8.97   7.69    6.40   5.12    3.84  2.56  1.28
   36     16.09   14.75  13.41   12.07  10.73    9.39   8.05    6.70   5.36    4.02  2.68  1.34
   37     16.82   15.42  14.02   12.62  11.21    9.81   8.41    7.01   5.61    4.21  2.80  1.40
   38     17.60   16.13  14.67   13.20  11.73   10.27   8.80    7.33   5.87    4.40  2.93  1.47
   39     18.44   16.90  15.37   13.83  12.29   10.76   9.22    7.68   6.15    4.61  3.07  1.54
   40     19.30   17.69  16.08   14.48  12.87   11.26   9.65    8.04   6.43    4.83  3.22  1.61




------------------------
138  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       UNISEX - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     20.23   18.54  16.86   15.17  13.49   11.80  10.12    8.43   6.74    5.06  3.37  1.69
   42     21.21   19.44  17.68   15.91  14.14   12.37  10.61    8.84   7.07    5.30  3.54  1.77
   43     22.24   20.39  18.53   16.68  14.83   12.97  11.12    9.27   7.41    5.56  3.71  1.85
   44     23.34   21.40  19.45   17.51  15.56   13.62  11.67    9.73   7.78    5.84  3.89  1.95
   45     24.46   22.42  20.38   18.35  16.31   14.27  12.23   10.19   8.15    6.12  4.08  2.04
   46     25.56   23.43  21.30   19.17  17.04   14.91  12.78   10.65   8.52    6.39  4.26  2.13
   47     26.32   24.13  21.93   19.74  17.55   15.35  13.16   10.97   8.77    6.58  4.39  2.19
   48     27.12   24.86  22.60   20.34  18.08   15.82  13.56   11.30   9.04    6.78  4.52  2.26
   49     27.97   25.64  23.31   20.98  18.65   16.32  13.99   11.65   9.32    6.99  4.66  2.33
   50     28.86   26.46  24.05   21.65  19.24   16.84  14.43   12.03   9.62    7.22  4.81  2.41
   51     29.83   27.34  24.86   22.37  19.89   17.40  14.92   12.43   9.94    7.46  4.97  2.49
   52     30.84   28.27  25.70   23.13  20.56   17.99  15.42   12.85  10.28    7.71  5.14  2.57
   53     31.93   29.27  26.61   23.95  21.29   18.63  15.97   13.30  10.64    7.98  5.32  2.66
   54     33.07   30.31  27.56   24.80  22.05   19.29  16.54   13.78  11.02    8.27  5.51  2.76
   55     34.29   31.43  28.58   25.72  22.86   20.00  17.15   14.29  11.43    8.57  5.72  2.86
   56     35.59   32.62  29.66   26.69  23.73   20.76  17.80   14.83  11.86    8.90  5.93  2.97
   57     36.97   33.89  30.81   27.73  24.65   21.57  18.49   15.40  12.32    9.24  6.16  3.08
   58     38.45   35.25  32.04   28.84  25.63   22.43  19.23   16.02  12.82    9.61  6.41  3.20
   59     40.02   36.69  33.35   30.02  26.68   23.35  20.01   16.68  13.34   10.01  6.67  3.34
   60     41.71   38.23  34.76   31.28  27.81   24.33  20.86   17.38  13.90   10.43  6.95  3.48
   61     43.52   39.89  36.27   32.64  29.01   25.39  21.76   18.13  14.51   10.88  7.25  3.63
   62     45.45   41.66  37.88   34.09  30.30   26.51  22.73   18.94  15.15   11.36  7.58  3.79
   63     47.52   43.56  39.60   35.64  31.68   27.72  23.76   19.80  15.84   11.88  7.92  3.96
   64     49.40   45.28  41.17   37.05  32.93   28.82  24.70   20.58  16.47   12.35  8.23  4.12
   65     49.46   45.34  41.22   37.10  32.97   28.85  24.73   20.61  16.49   12.37  8.24  4.12
   66     49.55   45.42  41.29   37.16  33.03   28.90  24.78   20.65  16.52   12.39  8.26  4.13
   67     49.66   45.52  41.38   37.25  33.11   28.97  24.83   20.69  16.55   12.42  8.28  4.14
   68     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   69     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   78     49.49   45.37  41.24   37.12  32.99   28.87  24.75   20.62  16.50   12.37  8.25  4.12
   79     49.18   45.08  40.98   36.89  32.79   28.69  24.59   20.49  16.39   12.30  8.20  4.10
   80     48.87   44.80  40.73   36.65  32.58   28.51  24.44   20.36  16.29   12.22  8.15  4.07




                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  139
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        UNISEX - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      9.71    8.90   8.09    7.28   6.47    5.66   4.86    4.05   3.24    2.43  1.62  0.81
   21      9.95    9.12   8.29    7.46   6.63    5.80   4.98    4.15   3.32    2.49  1.66  0.83
   22     10.21    9.36   8.51    7.66   6.81    5.96   5.11    4.25   3.40    2.55  1.70  0.85
   23     10.50    9.63   8.75    7.88   7.00    6.13   5.25    4.38   3.50    2.63  1.75  0.88
   24     10.80    9.90   9.00    8.10   7.20    6.30   5.40    4.50   3.60    2.70  1.80  0.90
   25     11.12   10.19   9.27    8.34   7.41    6.49   5.56    4.63   3.71    2.78  1.85  0.93
   26     11.77   10.79   9.81    8.83   7.85    6.87   5.89    4.90   3.92    2.94  1.96  0.98
   27     12.46   11.42  10.38    9.35   8.31    7.27   6.23    5.19   4.15    3.12  2.08  1.04
   28     13.24   12.14  11.03    9.93   8.83    7.72   6.62    5.52   4.41    3.31  2.21  1.10
   29     14.02   12.85  11.68   10.52   9.35    8.18   7.01    5.84   4.67    3.51  2.34  1.17
   30     14.92   13.68  12.43   11.19   9.95    8.70   7.46    6.22   4.97    3.73  2.49  1.24
   31     15.83   14.51  13.19   11.87  10.55    9.23   7.92    6.60   5.28    3.96  2.64  1.32
   32     16.84   15.44  14.03   12.63  11.23    9.82   8.42    7.02   5.61    4.21  2.81  1.40
   33     17.86   16.37  14.88   13.40  11.91   10.42   8.93    7.44   5.95    4.47  2.98  1.49
   34     18.97   17.39  15.81   14.23  12.65   11.07   9.49    7.90   6.32    4.74  3.16  1.58
   35     20.21   18.53  16.84   15.16  13.47   11.79  10.11    8.42   6.74    5.05  3.37  1.68
   36     21.15   19.39  17.63   15.86  14.10   12.34  10.58    8.81   7.05    5.29  3.53  1.76
   37     22.18   20.33  18.48   16.64  14.79   12.94  11.09    9.24   7.39    5.55  3.70  1.85
   38     23.26   21.32  19.38   17.45  15.51   13.57  11.63    9.69   7.75    5.82  3.88  1.94
   39     24.41   22.38  20.34   18.31  16.27   14.24  12.21   10.17   8.14    6.10  4.07  2.03
   40     25.17   23.07  20.98   18.88  16.78   14.68  12.59   10.49   8.39    6.29  4.20  2.10



------------------------
140  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        UNISEX - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     25.88   23.72  21.57   19.41  17.25   15.10  12.94   10.78   8.63    6.47  4.31  2.16
   42     26.63   24.41  22.19   19.97  17.75   15.53  13.32   11.10   8.88    6.66  4.44  2.22
   43     27.41   25.13  22.84   20.56  18.27   15.99  13.71   11.42   9.14    6.85  4.57  2.28
   44     28.24   25.89  23.53   21.18  18.83   16.47  14.12   11.77   9.41    7.06  4.71  2.35
   45     29.11   26.68  24.26   21.83  19.41   16.98  14.56   12.13   9.70    7.28  4.85  2.43
   46     30.03   27.53  25.03   22.52  20.02   17.52  15.02   12.51  10.01    7.51  5.01  2.50
   47     30.99   28.41  25.83   23.24  20.66   18.08  15.50   12.91  10.33    7.75  5.17  2.58
   48     32.02   29.35  26.68   24.02  21.35   18.68  16.01   13.34  10.67    8.01  5.34  2.67
   49     33.09   30.33  27.58   24.82  22.06   19.30  16.55   13.79  11.03    8.27  5.52  2.76
   50     34.24   31.39  28.53   25.68  22.83   19.97  17.12   14.27  11.41    8.56  5.71  2.85
   51     35.44   32.49  29.53   26.58  23.63   20.67  17.72   14.77  11.81    8.86  5.91  2.95
   52     36.71   33.65  30.59   27.53  24.47   21.41  18.36   15.30  12.24    9.18  6.12  3.06
   53     38.06   34.89  31.72   28.55  25.37   22.20  19.03   15.86  12.69    9.52  6.34  3.17
   54     39.48   36.19  32.90   29.61  26.32   23.03  19.74   16.45  13.16    9.87  6.58  3.29
   55     40.98   37.57  34.15   30.74  27.32   23.91  20.49   17.08  13.66   10.25  6.83  3.42
   56     42.57   39.02  35.48   31.93  28.38   24.83  21.29   17.74  14.19   10.64  7.10  3.55
   57     44.23   40.54  36.86   33.17  29.49   25.80  22.12   18.43  14.74   11.06  7.37  3.69
   58     46.01   42.18  38.34   34.51  30.67   26.84  23.01   19.17  15.34   11.50  7.67  3.83
   59     47.88   43.89  39.90   35.91  31.92   27.93  23.94   19.95  15.96   11.97  7.98  3.99
   60     49.16   45.06  40.97   36.87  32.77   28.68  24.58   20.48  16.39   12.29  8.19  4.10
   61     49.19   45.09  40.99   36.89  32.79   28.69  24.60   20.50  16.40   12.30  8.20  4.10
   62     49.24   45.14  41.03   36.93  32.83   28.72  24.62   20.52  16.41   12.31  8.21  4.10
   63     49.30   45.19  41.08   36.98  32.87   28.76  24.65   20.54  16.43   12.33  8.22  4.11
   64     49.28   45.17  41.07   36.96  32.85   28.75  24.64   20.53  16.43   12.32  8.21  4.11
   65     49.36   45.25  41.13   37.02  32.91   28.79  24.68   20.57  16.45   12.34  8.23  4.11
   66     49.47   45.35  41.23   37.10  32.98   28.86  24.74   20.61  16.49   12.37  8.25  4.12
   67     49.61   45.48  41.34   37.21  33.07   28.94  24.81   20.67  16.54   12.40  8.27  4.13
   68     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   69     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   71     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   79     49.43   45.31  41.19   37.07  32.95   28.83  24.72   20.60  16.48   12.36  8.24  4.12
   80     49.07   44.98  40.89   36.80  32.71   28.62  24.54   20.45  16.36   12.27  8.18  4.09



                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  141
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     FEMALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      7.25    6.65   6.04    5.44   4.83    4.23   3.63    3.02   2.42    1.81  1.21  0.60
   21      7.40    6.78   6.17    5.55   4.93    4.32   3.70    3.08   2.47    1.85  1.23  0.62
   22      7.57    6.94   6.31    5.68   5.05    4.42   3.79    3.15   2.52    1.89  1.26  0.63
   23      7.74    7.10   6.45    5.81   5.16    4.52   3.87    3.23   2.58    1.94  1.29  0.65
   24      7.91    7.25   6.59    5.93   5.27    4.61   3.96    3.30   2.64    1.98  1.32  0.66
   25      8.10    7.43   6.75    6.08   5.40    4.73   4.05    3.38   2.70    2.03  1.35  0.68
   26      8.38    7.68   6.98    6.29   5.59    4.89   4.19    3.49   2.79    2.10  1.40  0.70
   27      8.67    7.95   7.23    6.50   5.78    5.06   4.34    3.61   2.89    2.17  1.45  0.72
   28      9.03    8.28   7.53    6.77   6.02    5.27   4.52    3.76   3.01    2.26  1.51  0.75
   29      9.36    8.58   7.80    7.02   6.24    5.46   4.68    3.90   3.12    2.34  1.56  0.78
   30      9.75    8.94   8.13    7.31   6.50    5.69   4.88    4.06   3.25    2.44  1.63  0.81
   31     10.11    9.27   8.43    7.58   6.74    5.90   5.06    4.21   3.37    2.53  1.69  0.84
   32     10.62    9.74   8.85    7.97   7.08    6.20   5.31    4.43   3.54    2.66  1.77  0.89
   33     11.17   10.24   9.31    8.38   7.45    6.52   5.59    4.65   3.72    2.79  1.86  0.93
   34     11.73   10.75   9.78    8.80   7.82    6.84   5.87    4.89   3.91    2.93  1.96  0.98
   35     12.40   11.37  10.33    9.30   8.27    7.23   6.20    5.17   4.13    3.10  2.07  1.03
   36     12.94   11.86  10.78    9.71   8.63    7.55   6.47    5.39   4.31    3.24  2.16  1.08
   37     13.49   12.37  11.24   10.12   8.99    7.87   6.75    5.62   4.50    3.37  2.25  1.12
   38     14.09   12.92  11.74   10.57   9.39    8.22   7.05    5.87   4.70    3.52  2.35  1.17
   39     14.70   13.48  12.25   11.03   9.80    8.58   7.35    6.13   4.90    3.68  2.45  1.23
   40     15.37   14.09  12.81   11.53  10.25    8.97   7.69    6.40   5.12    3.84  2.56  1.28


------------------------
142  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     FEMALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     16.05   14.71  13.38   12.04  10.70    9.36   8.03    6.69   5.35    4.01  2.68  1.34
   42     16.78   15.38  13.98   12.59  11.19    9.79   8.39    6.99   5.59    4.20  2.80  1.40
   43     17.54   16.08  14.62   13.16  11.69   10.23   8.77    7.31   5.85    4.39  2.92  1.46
   44     18.34   16.81  15.28   13.76  12.23   10.70   9.17    7.64   6.11    4.59  3.06  1.53
   45     19.19   17.59  15.99   14.39  12.79   11.19   9.60    8.00   6.40    4.80  3.20  1.60
   46     20.07   18.40  16.73   15.05  13.38   11.71  10.04    8.36   6.69    5.02  3.35  1.67
   47     20.82   19.09  17.35   15.62  13.88   12.15  10.41    8.68   6.94    5.21  3.47  1.74
   48     21.29   19.52  17.74   15.97  14.19   12.42  10.65    8.87   7.10    5.32  3.55  1.77
   49     21.77   19.96  18.14   16.33  14.51   12.70  10.89    9.07   7.26    5.44  3.63  1.81
   50     22.86   20.96  19.05   17.15  15.24   13.34  11.43    9.53   7.62    5.72  3.81  1.91
   51     23.43   21.48  19.53   17.57  15.62   13.67  11.72    9.76   7.81    5.86  3.91  1.95
   52     24.04   22.04  20.03   18.03  16.03   14.02  12.02   10.02   8.01    6.01  4.01  2.00
   53     24.66   22.61  20.55   18.50  16.44   14.39  12.33   10.28   8.22    6.17  4.11  2.06
   54     26.07   23.90  21.73   19.55  17.38   15.21  13.04   10.86   8.69    6.52  4.35  2.17
   55     26.80   24.57  22.33   20.10  17.87   15.63  13.40   11.17   8.93    6.70  4.47  2.23
   56     27.56   25.26  22.97   20.67  18.37   16.08  13.78   11.48   9.19    6.89  4.59  2.30
   57     28.36   26.00  23.63   21.27  18.91   16.54  14.18   11.82   9.45    7.09  4.73  2.36
   58     29.25   26.81  24.38   21.94  19.50   17.06  14.63   12.19   9.75    7.31  4.88  2.44
   59     30.20   27.68  25.17   22.65  20.13   17.62  15.10   12.58  10.07    7.55  5.03  2.52
   60     32.29   29.60  26.91   24.22  21.53   18.84  16.15   13.45  10.76    8.07  5.38  2.69
   61     33.47   30.68  27.89   25.10  22.31   19.52  16.74   13.95  11.16    8.37  5.58  2.79
   62     34.73   31.84  28.94   26.05  23.15   20.26  17.37   14.47  11.58    8.68  5.79  2.89
   63     36.09   33.08  30.08   27.07  24.06   21.05  18.05   15.04  12.03    9.02  6.02  3.01
   64     37.54   34.41  31.28   28.16  25.03   21.90  18.77   15.64  12.51    9.39  6.26  3.13
   65     39.06   35.81  32.55   29.30  26.04   22.79  19.53   16.28  13.02    9.77  6.51  3.26
   66     40.69   37.30  33.91   30.52  27.13   23.74  20.35   16.95  13.56   10.17  6.78  3.39
   67     42.30   38.45  34.61   30.76  26.92   23.07  19.23   15.38  11.54    7.69  3.85  0.00
   68     44.01   39.61  35.21   30.81  26.41   22.01  17.60   13.20   8.80    4.40  0.00  0.00
   69     47.83   43.05  38.26   33.48  28.70   23.92  19.13   14.35   9.57    4.78  0.00  0.00
   70     49.81   45.66  41.51   36.51  31.29   26.08  20.86   15.65  10.43    5.22  0.00  0.00
   71     49.81   45.66  41.51   37.36  33.21   28.50  22.80   17.10  11.40    5.70  0.00  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   77     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   78     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   79     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  143
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       FEMALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0      5.48    5.02   4.57    4.11   3.65    3.20   2.74    2.28   1.83    1.37  0.91  0.46
    1      5.37    4.92   4.48    4.03   3.58    3.13   2.69    2.24   1.79    1.34  0.90  0.45
    2      5.44    4.99   4.53    4.08   3.63    3.17   2.72    2.27   1.81    1.36  0.91  0.45
    3      5.51    5.05   4.59    4.13   3.67    3.21   2.76    2.30   1.84    1.38  0.92  0.46
    4      5.58    5.12   4.65    4.19   3.72    3.26   2.79    2.33   1.86    1.40  0.93  0.47
    5      5.67    5.20   4.73    4.25   3.78    3.31   2.84    2.36   1.89    1.42  0.95  0.47
    6      5.76    5.28   4.80    4.32   3.84    3.36   2.88    2.40   1.92    1.44  0.96  0.48
    7      5.85    5.36   4.88    4.39   3.90    3.41   2.93    2.44   1.95    1.46  0.98  0.49
    8      5.95    5.45   4.96    4.46   3.97    3.47   2.98    2.48   1.98    1.49  0.99  0.50
    9      6.06    5.56   5.05    4.55   4.04    3.54   3.03    2.53   2.02    1.52  1.01  0.51
   10      6.16    5.65   5.13    4.62   4.11    3.59   3.08    2.57   2.05    1.54  1.03  0.51
   11      6.28    5.76   5.23    4.71   4.19    3.66   3.14    2.62   2.09    1.57  1.05  0.52
   12      6.39    5.86   5.33    4.79   4.26    3.73   3.20    2.66   2.13    1.60  1.07  0.53
   13      6.53    5.99   5.44    4.90   4.35    3.81   3.27    2.72   2.18    1.63  1.09  0.54
   14      6.65    6.10   5.54    4.99   4.43    3.88   3.33    2.77   2.22    1.66  1.11  0.55
   15      6.77    6.21   5.64    5.08   4.51    3.95   3.39    2.82   2.26    1.69  1.13  0.56
   16      6.91    6.33   5.76    5.18   4.61    4.03   3.46    2.88   2.30    1.73  1.15  0.58
   17      7.05    6.46   5.88    5.29   4.70    4.11   3.53    2.94   2.35    1.76  1.18  0.59
   18      7.19    6.59   5.99    5.39   4.79    4.19   3.60    3.00   2.40    1.80  1.20  0.60
   19      7.35    6.74   6.13    5.51   4.90    4.29   3.68    3.06   2.45    1.84  1.23  0.61
   20      7.15    6.55   5.96    5.36   4.77    4.17   3.58    2.98   2.38    1.79  1.19  0.60
   21      7.29    6.68   6.08    5.47   4.86    4.25   3.65    3.04   2.43    1.82  1.22  0.61
   22      7.45    6.83   6.21    5.59   4.97    4.35   3.73    3.10   2.48    1.86  1.24  0.62
   23      7.63    6.99   6.36    5.72   5.09    4.45   3.82    3.18   2.54    1.91  1.27  0.64
   24      7.81    7.16   6.51    5.86   5.21    4.56   3.91    3.25   2.60    1.95  1.30  0.65
   25      8.11    7.43   6.76    6.08   5.41    4.73   4.06    3.38   2.70    2.03  1.35  0.68
   26      8.52    7.81   7.10    6.39   5.68    4.97   4.26    3.55   2.84    2.13  1.42  0.71
   27      8.94    8.20   7.45    6.71   5.96    5.22   4.47    3.73   2.98    2.24  1.49  0.75
   28      9.43    8.64   7.86    7.07   6.29    5.50   4.72    3.93   3.14    2.36  1.57  0.79
   29      9.92    9.09   8.27    7.44   6.61    5.79   4.96    4.13   3.31    2.48  1.65  0.83
   30     10.48    9.61   8.73    7.86   6.99    6.11   5.24    4.37   3.49    2.62  1.75  0.87
   31     11.02   10.10   9.18    8.27   7.35    6.43   5.51    4.59   3.67    2.76  1.84  0.92
   32     11.64   10.67   9.70    8.73   7.76    6.79   5.82    4.85   3.88    2.91  1.94  0.97
   33     12.25   11.23  10.21    9.19   8.17    7.15   6.13    5.10   4.08    3.06  2.04  1.02
   34     12.90   11.83  10.75    9.68   8.60    7.53   6.45    5.38   4.30    3.23  2.15  1.08
   35     13.62   12.49  11.35   10.22   9.08    7.95   6.81    5.68   4.54    3.41  2.27  1.14
   36     14.22   13.04  11.85   10.67   9.48    8.30   7.11    5.93   4.74    3.56  2.37  1.19
   37     14.84   13.60  12.37   11.13   9.89    8.66   7.42    6.18   4.95    3.71  2.47  1.24
   38     15.51   14.22  12.93   11.63  10.34    9.05   7.76    6.46   5.17    3.88  2.59  1.29
   39     16.19   14.84  13.49   12.14  10.79    9.44   8.10    6.75   5.40    4.05  2.70  1.35
   40     16.93   15.52  14.11   12.70  11.29    9.88   8.47    7.05   5.64    4.23  2.82  1.41


------------------------
144  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       FEMALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     17.71   16.23  14.76   13.28  11.81   10.33   8.86    7.38   5.90    4.43  2.95  1.48
   42     18.52   16.98  15.43   13.89  12.35   10.80   9.26    7.72   6.17    4.63  3.09  1.54
   43     19.38   17.77  16.15   14.54  12.92   11.31   9.69    8.08   6.46    4.85  3.23  1.62
   44     20.28   18.59  16.90   15.21  13.52   11.83  10.14    8.45   6.76    5.07  3.38  1.69
   45     21.19   19.42  17.66   15.89  14.13   12.36  10.60    8.83   7.06    5.30  3.53  1.77
   46     22.25   20.40  18.54   16.69  14.83   12.98  11.13    9.27   7.42    5.56  3.71  1.85
   47     22.94   21.03  19.12   17.21  15.29   13.38  11.47    9.56   7.65    5.74  3.82  1.91
   48     23.52   21.56  19.60   17.64  15.68   13.72  11.76    9.80   7.84    5.88  3.92  1.96
   49     24.11   22.10  20.09   18.08  16.07   14.06  12.06   10.05   8.04    6.03  4.02  2.01
   50     25.41   23.29  21.18   19.06  16.94   14.82  12.71   10.59   8.47    6.35  4.24  2.12
   51     26.12   23.94  21.77   19.59  17.41   15.24  13.06   10.88   8.71    6.53  4.35  2.18
   52     26.86   24.62  22.38   20.15  17.91   15.67  13.43   11.19   8.95    6.72  4.48  2.24
   53     27.63   25.33  23.03   20.72  18.42   16.12  13.82   11.51   9.21    6.91  4.61  2.30
   54     28.45   26.08  23.71   21.34  18.97   16.60  14.23   11.85   9.48    7.11  4.74  2.37
   55     29.31   26.87  24.43   21.98  19.54   17.10  14.66   12.21   9.77    7.33  4.89  2.44
   56     31.16   28.56  25.97   23.37  20.77   18.18  15.58   12.98  10.39    7.79  5.19  2.60
   57     32.18   29.50  26.82   24.14  21.45   18.77  16.09   13.41  10.73    8.05  5.36  2.68
   58     33.25   30.48  27.71   24.94  22.17   19.40  16.63   13.85  11.08    8.31  5.54  2.77
   59     34.40   31.53  28.67   25.80  22.93   20.07  17.20   14.33  11.47    8.60  5.73  2.87
   60     35.65   32.68  29.71   26.74  23.77   20.80  17.83   14.85  11.88    8.91  5.94  2.97
   61     36.98   33.90  30.82   27.74  24.65   21.57  18.49   15.41  12.33    9.25  6.16  3.08
   62     38.45   35.25  32.04   28.84  25.63   22.43  19.23   16.02  12.82    9.61  6.41  3.20
   63     40.02   36.69  33.35   30.02  26.68   23.35  20.01   16.68  13.34   10.01  6.67  3.34
   64     41.70   38.23  34.75   31.28  27.80   24.33  20.85   17.38  13.90   10.43  6.95  3.48
   65     43.47   39.85  36.23   32.60  28.98   25.36  21.74   18.11  14.49   10.87  7.25  3.62
   66     45.35   41.57  37.79   34.01  30.23   26.45  22.68   18.90  15.12   11.34  7.56  3.78
   67     47.36   43.41  39.47   35.52  31.57   27.63  23.68   19.73  15.79   11.84  7.89  3.95
   68     49.53   45.40  41.28   37.15  33.02   28.89  24.77   20.64  16.51   12.38  8.26  4.13
   69     49.67   45.53  41.39   37.25  33.11   28.97  24.84   20.70  16.56   12.42  8.28  4.14
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.19   10.79  5.40  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  145
                                                        ------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        FEMALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      8.12    7.44   6.77    6.09   5.41    4.74   4.06    3.38   2.71    2.03  1.35  0.68
   21      8.42    7.72   7.02    6.32   5.61    4.91   4.21    3.51   2.81    2.11  1.40  0.70
   22      8.73    8.00   7.28    6.55   5.82    5.09   4.37    3.64   2.91    2.18  1.46  0.73
   23      9.05    8.30   7.54    6.79   6.03    5.28   4.53    3.77   3.02    2.26  1.51  0.75
   24      9.40    8.62   7.83    7.05   6.27    5.48   4.70    3.92   3.13    2.35  1.57  0.78
   25      9.77    8.96   8.14    7.33   6.51    5.70   4.89    4.07   3.26    2.44  1.63  0.81
   26     10.33    9.47   8.61    7.75   6.89    6.03   5.17    4.30   3.44    2.58  1.72  0.86
   27     10.93   10.02   9.11    8.20   7.29    6.38   5.47    4.55   3.64    2.73  1.82  0.91
   28     11.61   10.64   9.68    8.71   7.74    6.77   5.81    4.84   3.87    2.90  1.94  0.97
   29     12.29   11.27  10.24    9.22   8.19    7.17   6.15    5.12   4.10    3.07  2.05  1.02
   30     13.08   11.99  10.90    9.81   8.72    7.63   6.54    5.45   4.36    3.27  2.18  1.09
   31     13.86   12.71  11.55   10.40   9.24    8.09   6.93    5.78   4.62    3.47  2.31  1.16
   32     14.75   13.52  12.29   11.06   9.83    8.60   7.38    6.15   4.92    3.69  2.46  1.23
   33     15.64   14.34  13.03   11.73  10.43    9.12   7.82    6.52   5.21    3.91  2.61  1.30
   34     16.59   15.21  13.83   12.44  11.06    9.68   8.30    6.91   5.53    4.15  2.77  1.38
   35     17.66   16.19  14.72   13.25  11.77   10.30   8.83    7.36   5.89    4.42  2.94  1.47
   36     18.48   16.94  15.40   13.86  12.32   10.78   9.24    7.70   6.16    4.62  3.08  1.54
   37     19.33   17.72  16.11   14.50  12.89   11.28   9.67    8.05   6.44    4.83  3.22  1.61
   38     20.23   18.54  16.86   15.17  13.49   11.80  10.12    8.43   6.74    5.06  3.37  1.69
   39     21.18   19.42  17.65   15.89  14.12   12.36  10.59    8.83   7.06    5.30  3.53  1.77
   40     22.17   20.32  18.48   16.63  14.78   12.93  11.09    9.24   7.39    5.54  3.70  1.85


------------------------
146  P R O S P E C T U S                               A P P E N D I C E S - N Y
------------------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        FEMALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     22.80   20.90  19.00   17.10  15.20   13.30  11.40    9.50   7.60    5.70  3.80  1.90
   42     23.36   21.41  19.47   17.52  15.57   13.63  11.68    9.73   7.79    5.84  3.89  1.95
   43     23.95   21.95  19.96   17.96  15.97   13.97  11.98    9.98   7.98    5.99  3.99  2.00
   44     24.56   22.51  20.47   18.42  16.37   14.33  12.28   10.23   8.19    6.14  4.09  2.05
   45     25.19   23.09  20.99   18.89  16.79   14.69  12.60   10.50   8.40    6.30  4.20  2.10
   46     25.87   23.71  21.56   19.40  17.25   15.09  12.94   10.78   8.62    6.47  4.31  2.16
   47     26.58   24.37  22.15   19.94  17.72   15.51  13.29   11.08   8.86    6.65  4.43  2.22
   48     27.32   25.04  22.77   20.49  18.21   15.94  13.66   11.38   9.11    6.83  4.55  2.28
   49     28.11   25.77  23.43   21.08  18.74   16.40  14.06   11.71   9.37    7.03  4.69  2.34
   50     28.93   26.52  24.11   21.70  19.29   16.88  14.47   12.05   9.64    7.23  4.82  2.41
   51     29.80   27.32  24.83   22.35  19.87   17.38  14.90   12.42   9.93    7.45  4.97  2.48
   52     30.71   28.15  25.59   23.03  20.47   17.91  15.36   12.80  10.24    7.68  5.12  2.56
   53     31.68   29.04  26.40   23.76  21.12   18.48  15.84   13.20  10.56    7.92  5.28  2.64
   54     32.70   29.98  27.25   24.53  21.80   19.08  16.35   13.63  10.90    8.18  5.45  2.73
   55     33.77   30.96  28.14   25.33  22.51   19.70  16.89   14.07  11.26    8.44  5.63  2.81
   56     34.91   32.00  29.09   26.18  23.27   20.36  17.46   14.55  11.64    8.73  5.82  2.91
   57     36.12   33.11  30.10   27.09  24.08   21.07  18.06   15.05  12.04    9.03  6.02  3.01
   58     37.41   34.29  31.18   28.06  24.94   21.82  18.71   15.59  12.47    9.35  6.24  3.12
   59     38.79   35.56  32.33   29.09  25.86   22.63  19.40   16.16  12.93    9.70  6.47  3.23
   60     40.27   36.91  33.56   30.20  26.85   23.49  20.14   16.78  13.42   10.07  6.71  3.36
   61     41.87   38.38  34.89   31.40  27.91   24.42  20.94   17.45  13.96   10.47  6.98  3.49
   62     43.59   39.96  36.33   32.69  29.06   25.43  21.80   18.16  14.53   10.90  7.27  3.63
   63     45.44   41.65  37.87   34.08  30.29   26.51  22.72   18.93  15.15   11.36  7.57  3.79
   64     47.40   43.45  39.50   35.55  31.60   27.65  23.70   19.75  15.80   11.85  7.90  3.95
   65     49.17   45.07  40.98   36.88  32.78   28.68  24.59   20.49  16.39   12.29  8.20  4.10
   66     49.21   45.11  41.01   36.91  32.81   28.71  24.61   20.50  16.40   12.30  8.20  4.10
   67     49.25   45.15  41.04   36.94  32.83   28.73  24.63   20.52  16.42   12.31  8.21  4.10
   68     49.31   45.20  41.09   36.98  32.87   28.76  24.66   20.55  16.44   12.33  8.22  4.11
   69     49.39   45.27  41.16   37.04  32.93   28.81  24.70   20.58  16.46   12.35  8.23  4.12
   70     49.49   45.37  41.24   37.12  32.99   28.87  24.75   20.62  16.50   12.37  8.25  4.12
   71     49.63   45.49  41.36   37.22  33.09   28.95  24.82   20.68  16.54   12.41  8.27  4.14
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   77     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00


                                                        ------------------------
A P P E N D I C E S - N Y                               P R O S P E C T U S  147
                                                        ------------------------

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

     Under Article VIII of GIAC's By-Laws, as supplemented by Section 3.2 of GIAC's Certificate of Incorporation, any past or present director or officer of GIAC (including persons who serve at GIAC's request or for its benefit as directors or officers of another corporation, or as its representative in a partnership, joint venture, trust or other enterprise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by such Covered Person in connection with any action, suit or proceeding to which such Covered Person may be a party or otherwise involved by reason of being or having been a Covered Person. However, this provision does not protect a Covered Person against any liability to either GIAC or its stockholder to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office. This provision does protect a director of GIAC against any liability to GIAC or its stockholder for monetary damages or for breach of fiduciary duty as a director of GIAC, except for liability (i) for any breach of the director's duty of loyalty to GIAC or its stockholder, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived an improper personal benefit.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                      REPRESENTATION PURSUANT TO SECTION 26

GIAC hereby presents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Cross-reference to items required by Form N-8B-2.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation pursuant to Section 26 of The Investment Company Act of 1940.

     The signatures.

     Written consents of the following persons:
     Richard T. Potter, Jr., Esq.
     Charles G. Fisher
     PricewaterhouseCoopers LLP

     The following exhibits:

     1.A   (1)       Resolution of the Board of Directors of The Guardian
                     Insurance & Annuity Company, Inc. establishing The
                     Guardian Separate Account K.*
           (2)       Not Applicable.
           (3)(a), (b)

           and (c)   Distribution Agreements.****

           (4)       Not Applicable.
           (5) Specimen of the Variable Whole Life Insurance Policy with Modified Scheduled Premiums.**
           (6)(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.*
           (6)(b)    By-laws of The Guardian Insurance & Annuity Company, Inc.
           (7)       Not Applicable.*
           (8) Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.*
           (9)       Not Applicable.
           (10) Form of Application for the Variable Whole Life Policy with Modified Scheduled Premiums.*
           (11)(a) Memorandum on the Policy's Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy.*

     2.    See Exhibit 1.A(5).

     3. (a)Opinion of Richard T. Potter, Jr., Esq.***

     3. (b)Consent of Richard T. Potter, Jr., Esq.

     4.    None.
     5.    Not Applicable.

     6.    Opinion and Consent of Charles G. Fisher, F.S.A.

     7.    Consent of PricewaterhouseCoopers LLP



     8. Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.


----------
* Incorporated by reference to the Registration Statement on Form S-6 filed by the Registrant on July 25, 1997 (Registration No. 333-32101).

** Incorporated by reference to the Pre-Effective Amendment No. 1 on Form S-6 filed by the Registrant on November 26, 1997 (Registration No. 333-32101).

*** Incorporated by reference to Pre-Effective Amendment No. 2 on Form S-6 filed by the Registrant on December 6, 1997 (Registration No. 333-32101).

**** Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 filed by the Registrant on April 29, 1998. (Registration No. 333-32101).

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account K, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of April, 2000.



                                  THE GUARDIAN SEPARATE ACCOUNT K
                                        (Name of Registrant)

                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                               (Name of Depositor)



                                  By:    s/ Richard T. Potter, Jr.
                                     -------------------------------------
                                            Richard T. Potter, Jr.
                                          Vice President and Counsel

     Attest:   /s/ Sheri L. Kocen
            ---------------------------------
                SHERI L. KOCEN

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

       s/ Joseph D. Sargent*          President, Chief Executive Officer
-----------------------------------   and Director
         Joseph D. Sargent
   (Principal Executive Officer)

        s/ Frank J. Jones*            Executive Vice President, Chief Investment
-----------------------------------   Officer and Director
          Frank J. Jones
   (Principal Financial Officer)

        s/ Edward K. Kane*            Executive Vice President,
-----------------------------------   and Director
          Edward K. Kane

         s/ Frank L. Pepe             Vice President and Controller
-----------------------------------
           Frank L. Pepe
  (Principal Accounting Officer)


         s/ Bruce C. Long             Executive Vice President,
-----------------------------------   Equity Products and Director
          Bruce C. Long


       s/ Philip H. Dutter*           Director
-----------------------------------
         Philip H. Dutter

       s/ Arthur V. Ferrara*          Director
-----------------------------------
         Arthur V. Ferrara

          s/ Leo R. Futia*            Director
-----------------------------------
           Leo R. Futia

      s/ Peter L. Hutchings*          Director
-----------------------------------
        Peter L. Hutchings

       s/ William C. Warren*          Director
-----------------------------------
         William C. Warren


*By:     s/ Richard T. Potter, Jr.                          Date: April 21, 2000
      ---------------------------------
              Richard T. Potter, Jr.
          Vice President and Counsel
        Pursuant to Power of Attorney

                         The Guardian Separate Account K
                                  Exhibit Index

Exhibit Number       Description
--------------       -----------



     3.(b)           Consent of Richard T. Potter, Jr., Esq.
     6.              Opinion and Consent of Charles G. Fisher, F.S.A.
     7.              Consent of PricewaterhouseCoopers LLP
     8               Powers of Attorney